UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 1/31/09

Item 1.	Reports to Stockholders.

PACIFIC CAPITAL
FUNDS

Semi-Annual Report

As of January 31, 2009

MUTUAL FUNDS: ARE NOT FDIC INSURED ◆ HAVE NO BANK GUARANTEE ◆ MAY LOSE VALUE

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value of a Fund will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232, or visit the Funds’ website at pacificcapitalfunds.com.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Value, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds, respectively:

International investing involves increased risk and volatility. See notes to financial statesments for further risk considerations pertaining to international investing.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than larger stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax-free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

†	The above expense ratios are from the Funds’ prospectus dated November 28, 2008. Additional information pertaining to the Funds’ expense ratios as of January 31, 2009 can be found in the financial highlights.

See additional footnotes on following page.

*	Net Asset Value. No sales charge applied.
**	Maximum applicable sales charge applied.
[1]

The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital High Grade Core Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[2]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to March 2, 1998, is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[3]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for Class A, Class B and Class C Shares for any period before its inception date is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[4]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[5]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to December 13, 1998, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[6]	Class Y Shares performance prior to October 14, 1994 is based on the performance of the Class A Shares.
[7]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to August 1, 2000, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

See notes to financial statements.

Letter to Shareholders

Portfolio Composition

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Trustees and Officers

Board Determinations

Additional Information

Dear Shareholders:

Thank you for investing with the Pacific Capital Funds. We value the trust you place in us, and we seek to provide world-class investment management to help you meet your financial goals.

The Pacific Capital Funds draw upon the investment expertise of the Bank of Hawaii. Bank of Hawaii’s investment management division was founded in 1898. It includes the Asset Management Group of Bank of Hawaii (AMG), which oversees the Pacific Capital Funds and has more than $4 billion in assets under management. AMG has partnered with a select list of sub-advisors to provide Pacific Capital Funds’ shareholders with greater investment opportunities, broader diversification and access to an elite group of institutional money managers:

•

Chicago Equity Partners, LLC (CEP), which specializes in domestic equity markets, serves as Sub-Adviser on the Pacific Capital Mid-Cap Fund, Pacific Capital Growth Stock Fund, Pacific Capital Growth and Income Fund and Pacific Capital Value Fund.

•	First State Investments International, Limited (FSI), a specialist in single-country, regional and sector-specific investments, serves as Sub-Adviser to the Pacific Capital New Asia Growth Fund.

•

Hansberger Global Investors, Inc. (HGI), which specializes in international and global equity management on behalf of a broad range of institutional investors, financial institutions and private clients, serves as Sub-Adviser to the Pacific Capital International Stock Fund.

•

Nicholas-Applegate Capital Management, which specializes in global, international and domestic equity and special strategy management, acts as one of three Sub-Advisers to the Pacific Capital Small Cap Fund.

•

Wellington Management Company, LLP, is one of the largest independent investment management firms in the world, with more than $418 billion in assets. Wellington Management Sub-Advises a portion of the Pacific Capital Small Cap Fund.

•	Mellon Capital Management Corporation, the third Sub-Advisor for the Pacific Capital Small Cap Fund, manages more than $146 billion in assets.

Semi-Annual Review

The six months between August 2008 and January 2009 encompassed one of the most difficult economic and market environments in U.S. history. An expanding credit crisis deepened a recession that began in December, 2007, and led to the failure of several iconic financial institutions. Retrenching consumers and businesses cut back spending, causing the economy to contract and boosting unemployment rates. Investors, spooked by the worsening economic outlook, fled securities they perceived to be risky in favor of bonds backed by the U.S. government.

The federal government took dramatic action as it attempted to resuscitate the financial system. The Federal Reserve (the “Fed”) lowered its target short-term interest rate, the federal funds rate, from 2% as of August 2008 to a range between 0% and 0.25%. The Fed also created a variety of new programs designed to strengthen the banking system and encourage lending. Meanwhile, the U.S. government nationalized mortgage lenders Fannie Mae and Freddie Mac, instituted a financial system bailout package using more than $700 billion of federal funds, propped up insurance giant AIG and took a number of other steps designed to help stanch the financial system’s deep wounds.

Nevertheless, the period in some respects was defined by an action the federal government did not take. Officials in September did not prevent the collapse of investment bank Lehman Brothers, and the company’s bankruptcy—the largest in U.S. history—sent shock waves throughout the global credit markets. Nervous investors, unable to distinguish financially healthy firms from unhealthy firms, shunned corporate securities. The Reserve Primary Money Market Fund, which owned debt issued by Lehman and faced mounting redemptions, was forced to “break the buck”—to pay shareholders less than $1 per share, representing a capital loss. Fearful investors flooded into Treasury securities, to the point that in early December certain Treasury bills briefly offered negative yields.

Prices on oil and other commodities plummeted as the global economic outlook worsened. Oil fell to less than $40 a barrel during this period, after peaking at $147 a barrel in July 2008. Falling commodity prices and weaker demand from consumers and businesses led to concerns about the possibility of a deflationary spiral: a condition in which weaker demand forces companies to cut prices, which leads consumers to expect more price cuts in the future, further dampening demand.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232, or visit the Funds’ website at pacificcapitalfunds.com.

Stocks fall

The deteriorating economic environment led to large declines in all types of stocks. The S&P 5001 fell 38.06% for the six months through January 2009. Small-cap stocks as measured by the Russell 2000® Index2 fell 37.38%, while the MSCI EAFE3 Index of 21 developed foreign stock markets lost 40.75%.

Financial stocks were the market’s worst performers, as several large financial institutions collapsed or saw their balance sheets deteriorate markedly. Other economically cyclical sectors also fared poorly, including energy, materials, industrials, consumer discretionary and technology. Less-cyclical sectors such as consumer staples, health care and utilities held up relatively well, despite suffering double-digit declines for the period.

Small-cap stocks offered no protection from the broad market’s declines. While smaller companies were less likely to hold direct exposure to bad loans, they tend to rely more on credit than larger firms. Likewise, value and growth stocks posted similar returns: Energy, materials and financial stocks weighed heavily on value indices, while technology, consumer discretionary and industrial shares dragged down growth indices.

Foreign stocks generally trailed U.S. shares, as investors fled from riskier assets. Emerging markets, which had soared in recent years, were hit particularly hard by the downturn.

Bond investors place a premium on safety

Treasury securities dramatically outperformed all other types of fixed-income investment during the six months under review, as investors during much of the period disregarded yield in favor of safety and liquidity. Prices on Treasury securities soared, pushing yields on short-term Treasury bills and notes down nearly 1.5 percentage points from already-low levels, and forcing yields on 10- and 30-year Treasury bonds down approximately one percentage point.

In general, lower-quality bonds underperformed higher-quality bonds. Government-backed agency bonds such as Ginnie Mae securities posted a positive return for the period. Investment-grade corporate bonds’ returns dramatically underperformed Treasuries, while high-yield bonds issued by financially weak companies posted substantial losses. The corporate credit markets improved significantly during January, but yields remained very high by historical standards.

Spreads widened considerably between municipal bonds and Treasury bonds with comparable maturities. Municipal securities typically pay yields roughly 70% to 90% of those on similar-length Treasuries, but many munis offered yields more than 200% of comparable Treasury securities. That widening came as the result of a confluence of negative technical factors. Hedge funds and other institutional investors sold municipal bonds to raise cash they needed to meet investor redemptions. Meanwhile, municipal bond insurers faced financial trouble, reducing the attractiveness of insured munis.

Our perspective

We continue to view the current environment with a great deal of caution. We have maintained a focus on constructing appropriate asset allocations for a slower economy, while emphasizing quality in both equities and fixed-income securities.

We would like to take this opportunity to remind investors of the importance of appropriate diversification among asset classes. Proper diversification, based on your particular financial goals and your time frame for reaching them, may help you achieve long-term objectives despite difficult market environments.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a Fund prospectus, we encourage you to contact your registered investment professional, call Pacific Capital Funds at (800) 258-9232 or visit our website at www.pacificcapitalfunds.com.

Sincerely,

Tobias M. Martyn
Senior Executive Vice President and Chief Investment Officer
Asset Management Group of Bank of Hawaii

Past performance does not guarantee future results.

[1]

Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. It is not possible to invest directly in any index.

[2]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

[3]

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

January 31, 2009 (Unaudited)

New Asia Growth Fund	%
Hong Kong	21.7
Taiwan	17.5
South Korea	13.0
Singapore	11.2
Papua New Guinea	9.4
Malaysia	7.7
China	6.3
Thailand	5.1
Philippines	3.2
Investment Companies	3.1
Indonesia	0.9
India	0.9

International Stock Fund	%
Japan	16.2
United Kingdom	13.7
France	10.7
Switzerland	10.0
Germany	7.5
China	6.1
Canada	5.8
Brazil	4.6
Spain	3.3
India	2.6
Australia	2.3
Hong Kong	2.0
Italy	1.9
South Korea	1.8
Russia	1.7
Mexico	1.3
Singapore	1.2
Denmark	1.2
Norway	1.1
Isreal	1.0
Luxembourg	0.9
Taiwan	0.7
Cayman Islands	0.7
Netherlands	0.6
South Africa	0.5
Exchange Traded Funds-United States	0.4
Convertible Corporate Bonds	0.2

Small Cap Fund	%
Health Care	19.5
Information Technology	15.2
Financials	13.4
Consumer Discretionary	12.2
Industrials	11.8
Consumer Staples	6.2
Real Estate Investment Trusts	4.0
Energy	3.2
Commercial Services	3.1
Utilities	3.0
Materials	2.2
Cash Equivalents	2.2
Oil & Gas	1.3
Telecommunication Services	1.2
Transportation	1.1
Exchange Traded Funds	0.4

Mid-Cap Fund	%
Consumer Discretionary	16.3
Industrials	12.7
Health Care	12.4
Financials	12.4
Information Technology	11.0
Utilities	9.0
Real Estate Investment Trusts	6.3
Consumer Staples	5.1
Energy	4.5
Materials	3.6
Oil & Gas Services	2.0
Transportation	1.9
Telecommunication Services	1.0
Investment Companies	1.0
Services	0.8

Growth Stock Fund	%
Information Technology	23.0
Energy	21.3
Health Care	16.0
Consumer Discretionary	13.1
Consumer Staples	7.1
Industrials	6.6
Financials	4.6
Oil & Gas Services	2.5
Investment Companies	1.7
Materials	1.6
Transportation	1.1
Telecommunications	0.9
Utilities	0.3
Real Estate Investment Companies	0.2

Growth and Income Fund	%
Health Care	15.5
Information Technology	15.3
Consumer Discretionary	14.5
Energy	12.3
Financials	10.5
Industrials	8.8
Consumer Staples	6.5
Utilities	4.5
Telecommunications	3.7
Materials	2.4
Investment Companies	2.0
Oil & Gas	1.8
Transportation	1.5
Real Estate Investment Trusts	0.7

Value Fund	%
Energy	20.2
Financials	17.6
Health Care	15.3
Consumer Staples	9.0
Consumer Discretionary	8.5
Industrials	7.6
Telecommunications	6.5
Utilities	6.0
Information Technology	2.7
Real Estate Investment Trusts	2.6
Materials	1.5
Investment Companies	1.5
Transportation	0.7
Services	0.2
Oil & Gas	0.1

High Grade Core Fixed Income Fund[1]	%
Agency	52.4
Treasury	16.9
AAA	5.3
A	10.3
BAA	10.3
AA	4.4
Other	0.4

Tax-Free Securities Fund[1]	%
AA	38.2
AAA/Prerefunded	30.8
A	23.6
BBB	7.4

High Grade Short Intermediate Fixed Income Fund	%
Federal Home Loan Mortgage Corp.	38.5
Federal National Mortgage Assoc.	20.3
Corporate Bonds	19.2
U.S. Treasury Obligations	15.9
Federal Home Loan Bank	4.6
Investment Company	1.5

Tax-Free Short Intermediate Securities Fund[1]	%
AA	43.7
AAA/Prerefunded	30.0
A	23.6
BBB	2.7

U.S. Government Short Fixed Income Fund	%
Federal Home Loan Bank	83.8
U.S. Treasury Obligations	11.4
Federal Farm Credit Bank	4.8

*	The composition of the Funds’ portfolios is as of January 31, 2009 and subject to change.
[1]

Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). A rating takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issued credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2009

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Assets:
Investments, at cost	$60,668,810	$109,742,848	$243,407,959		$45,379,573

Investments, at value	$43,023,920	$65,347,157	$172,630,466		$32,926,119
Cash	—	—	610		—
Foreign currency, at value (Cost $1,266, $14,877, $— and $—, respectively)	1,281	14,644	—		—
Unrealized appreciation on forward foreign currency exchange contracts	77	—	—		—
Income receivable	46,271	83,242	123,766		47,482
Receivable for capital shares issued	13,029	18,235	445,663		15,013
Receivable for investments sold	205,031	2,272,367	433,748		125,267
Reclaims receivable	—	297,809	—		—
Prepaid expenses and other assets	606	1,643	8,472		537

Total Assets	43,290,215	68,035,097	173,642,725		33,114,418

Liabilities:
Cash overdraft	—	1,521,957	—		—
Payable for capital shares redeemed	58,144	188,558	445,631		17,960
Payable for investments purchased	445,881	112,566	1,454,274		139,614
Accrued expenses and other payables:
Investment advisory fees	14,981	21,608	55,554		10,226
Sub-investment advisory fees	18,726	36,769	98,251		5,843
Administration and sub-administration fees	3,371	5,556	13,843		2,630
Compliance service fees	870	1,661	2,571		424
Distribution fees	863	442	21,207		236
Other fees	70,995	39,543	183,132		26,566

Total Liabilities	613,831	1,928,660	2,274,463		203,499

Net Assets:
Capital (no par value)	67,135,162	142,988,636	356,309,948		61,385,586
Undistributed (distributions in excess of) net investment income	(257,981)	(398,772)	(434,864)		8,469
Accumulated net realized losses from investments	(6,550,583)	(32,082,274)	(113,729,329)		(16,029,682)
Net unrealized depreciation on investments	(17,650,214)	(44,401,153)	(70,777,493)		(12,453,454)

Net Assets	$42,676,384	$66,106,437	$171,368,262		$32,910,919

Net Assets
Class A	$2,365,407	$777,872	$60,525,979		$315,006
Class B	53,559	52,522	731,800		N/A
Class C	329,398	253,399	8,078,992		192,649
Class Y	39,928,020	65,022,644	102,031,491		32,403,264

Total	$42,676,384	$66,106,437	$171,368,262		$32,910,919

Outstanding units of beneficial interest (shares)
Class A	282,472	171,284	7,486,939		56,790
Class B	6,953	12,559	99,513		N/A
Class C	42,957	60,760	1,105,126		35,711
Class Y	4,652,338	13,900,984	12,311,771		5,828,349

Total	4,984,720	14,145,587	21,003,349		5,920,850

Net Asset Value
Class A—redemption price per share	$8.37	$4.54	$8.08		$5.55

Class A—maximum sales charge	5.25%	5.25%	5.25%		5.25%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$8.83	$4.79	$8.53		$5.86

Class B—offering price per share*	$7.70	$4.18	$7.35	$	N/A

Class C—offering price per share*	$7.67	$4.17	$7.31		$5.39

Class Y—offering and redemption price per share	$8.58	$4.68	$8.29		$5.56

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2009

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Assets:
Investments, at cost	$112,386,520	$101,635,671	$97,292,252	$235,495,281

Investments, at value	$83,305,680	$72,121,419	$66,168,527	$234,428,794
Income receivable	37,057	103,587	141,920	2,215,129
Receivable for capital shares issued	48,879	48,127	47,094	134,456
Receivable for investments sold	—	379,188	—	35,017
Prepaid expenses and other assets	5,221	6,411	365	1,074

Total Assets	83,396,837	72,658,732	66,357,906	236,814,470

Liabilities:
Distributions payable	—	—	—	104,297
Payable for capital shares redeemed	66,201	72,183	54,927	179,767
Payable for investments purchased	—	376,692	—	997,190
Accrued expenses and other payables:
Investment advisory fees	25,763	22,625	21,077	91,338
Sub-investment advisory fees	18,403	16,161	15,055	N/A
Administration and sub-administration fees	6,625	5,818	5,420	18,268
Compliance service fees	980	905	855	2,167
Distribution fees	2,765	1,847	1,256	1,902
Other fees	41,320	37,142	35,828	69,853

Total Liabilities	162,057	533,373	134,418	1,464,782

Net Assets:
Capital (no par value)	207,028,486	125,739,562	119,686,258	235,167,722
Undistributed (distributions in excess of) net investment income	(5,609)	18,946	15,838	2,158
Accumulated net realized gains (losses) from investments	(94,707,257)	(24,118,897)	(22,354,883)	1,246,295
Net unrealized depreciation on investments	(29,080,840)	(29,514,252)	(31,123,725)	(1,066,487)

Net Assets	$83,234,780	$72,125,359	$66,223,488	$235,349,688

Net Assets
Class A	$5,711,385	$3,485,400	$1,383,970	$2,953,750
Class B	909,397	462,508	284,136	727,635
Class C	789,836	735,639	765,626	744,971
Class Y	75,824,162	67,441,812	63,789,756	230,923,332

Total	$83,234,780	$72,125,359	$66,223,488	$235,349,688

Outstanding units of beneficial interest (shares)
Class A	934,454	434,188	285,459	273,313
Class B	162,159	61,828	60,031	67,474
Class C	140,846	98,475	161,343	69,076
Class Y	12,001,546	8,331,308	13,122,283	21,240,970

Total	13,239,005	8,925,799	13,629,116	21,650,833

Net Asset Value
Class A—redemption price per share	$6.11	$8.03	$4.85	$10.81

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$6.45	$8.47	$5.12	$11.26

Class B—offering price per share*	$5.61	$7.48	$4.73	$10.78

Class C—offering price per share*	$5.61	$7.47	$4.75	$10.78

Class Y—offering and redemption price per share	$6.32	$8.10	$4.86	$10.87

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2009

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
Assets:
Investments, at cost	$233,101,029		$61,454,435		$51,582,628	$70,096,722

Investments, at value	$240,928,393		$62,406,620		$52,932,756	$70,447,367
Income receivable	2,286,952		484,328		441,232	663,251
Receivable for capital shares issued	317,138		29,296		6,610	26
Receivable for investments sold	—		10,382		—	—
Prepaid expenses and other assets	869		675		644	465

Total Assets	243,533,352		62,931,301		53,381,242	71,111,109

Liabilities:
Distributions payable	107,212		28,801		14,701	12,687
Payable for capital shares redeemed	63,077		65,782		12,509	218,986
Payable for investments purchased	—		299,707		534,954	—
Accrued expenses and other payables:
Investment advisory fees	92,378		5,853		17,190	205
Administration and sub-administration fees	18,476		4,779		3,868	5,454
Compliance service fees	1,880		423		330	501
Distribution fees	1,625		598		293	1,673
Other fees	57,851		26,772		23,572	25,430

Total Liabilities	342,499		432,715		607,417	264,936

Net Assets:
Capital (no par value)	237,144,654		62,709,176		52,240,761	71,089,420
Distributions in excess of net investment income	(1)		(8,273)		(1)	(17,111)
Accumulated net realized losses from investments	(1,781,164)		(1,154,502)		(817,063)	(576,781)
Net unrealized appreciation on investments	7,827,364		952,185		1,350,128	350,645

Net Assets	$243,190,853		$62,498,586		$52,773,825	$70,846,173

Net Assets
Class A	$5,059,990		$1,025,803		$1,362,246	$1,538,091
Class B	573,538		N/A		N/A	411,067
Class C	11,072		448,275		10,942	1,002,433
Class Y	237,546,253		61,024,508		51,400,637	67,894,582

Total	$243,190,853		$62,498,586		$52,773,825	$70,846,173

Outstanding units of beneficial interest (shares)
Class A	513,636		103,888		132,726	148,196
Class B	58,213		N/A		N/A	39,605
Class C	1,122		45,441		1,066	96,562
Class Y	24,014,691		6,169,364		4,980,389	6,535,765

Total	24,587,662		6,318,693		5,114,181	6,820,128

Net Asset Value*
Class A—redemption price per share	$9.85		$9.87		$10.26	$10.38

Class A—maximum sales charge	4.00%		2.25%		2.25%	2.25%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.26		$10.10		$10.50	$10.62

Class B—offering price per share**	$9.85	$	N/A	$	N/A	$10.38

Class C—offering price per share**	$9.87		$9.87		$10.26	$10.38

Class Y—offering and redemption price per share	$9.89		$9.89		$10.32	$10.39

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2009

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Dividend income	$980,012	$1,087,270	$1,527,467	$476,279
Interest income	—	2,724	—	—
Foreign tax withholding	(94,010)	(77,670)	—	—

Total Investment Income	886,002	1,012,324	1,527,467	476,279

Expenses:
Investment advisory fees	127,566	249,632	526,592	124,884
Sub-investment advisory fees	159,457	287,220	742,540	41,628
Administration and sub-administration fees	28,702	49,926	103,838	18,733
Distribution fees—Class A	6,578	2,143	171,502	800
Distribution fees—Class B	437	408	5,228	—
Distribution fees—Class C	2,121	1,480	60,568	1,210
Accounting fees	35,161	56,107	83,419	15,689
Compliance service fees	3,951	7,016	13,551	2,394
Custodian fees	77,723	117,343	52,003	20,345
Transfer agent fees	31,670	30,186	190,483	26,204
Trustee fees	5,517	9,988	18,380	3,281
Other fees	33,426	52,194	200,588	18,260

Total expenses before reductions	512,309	863,643	2,168,692	273,428
Less expenses waived/reimbursed by the Adviser	—	(55,473)	(138,129)	(52,035)
Less expenses waived by the distributor—Class A	(2,467)	(804)	(64,313)	(300)
Less expenses waived by the distributor—Class B	—	—	(3,919)	—

Net Expenses	509,842	807,366	1,962,331	221,093

Net Investment Income (Loss)	376,160	204,958	(434,864)	255,186

Realized/Unrealized Gains (Losses) from Investments, Futures and Foreign Currency Transactions:
Net realized losses from investments and foreign currency transactions	(6,514,428)	(30,993,552)	(55,081,367)	(11,363,540)
Net realized losses from futures transactions	—	—	(296,535)	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(26,668,575)	(45,461,134)	(63,033,126)	(10,679,076)

Net realized/unrealized losses from investments, futures and foreign currency transactions	(33,183,003)	(76,454,686)	(118,411,028)	(22,042,616)

Change in net assets resulting from operations	$(32,806,843)	$(76,249,728)	$(118,845,892)	$(21,787,430)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2009

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Investment Income:
Dividend income	$915,733	$1,132,830	$1,384,402	$20,030
Interest income	—	—	—	6,743,987

Total Investment Income	915,733	1,132,830	1,384,402	6,764,017

Expenses:
Investment advisory fees	279,864	249,299	235,455	782,670
Sub-investment advisory fees	127,211	113,318	107,025	—
Administration and sub-administration fees	45,796	40,794	38,529	117,400
Distribution fees—Class A	13,042	8,584	3,454	6,082
Distribution fees—Class B	7,311	3,607	1,953	4,109
Distribution fees—Class C	4,715	4,734	4,850	3,975
Accounting fees	33,870	30,111	28,817	90,343
Compliance service fees	5,729	5,150	4,872	14,262
Custodian fees	13,053	13,539	14,151	14,567
Transfer agent fees	49,481	38,841	28,989	32,410
Trustee fees	7,901	7,075	6,669	19,388
Other fees	58,393	47,053	32,890	87,757

Total expenses before reductions	646,366	562,105	507,654	1,172,963
Less expenses waived/reimbursed by the Adviser	(101,769)	(90,655)	(85,621)	(195,670)
Less expenses waived by the distributor—Class A	(4,891)	(3,219)	(1,295)	(2,281)

Net Expenses	539,706	468,231	420,738	975,012

Net Investment Income	376,027	664,599	963,664	5,789,005

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(14,095,018)	(14,655,266)	(16,807,554)	2,568,845
Change in unrealized appreciation/depreciation on investments	(24,657,029)	(23,980,196)	(19,080,009)	(276,685)

Net realized/unrealized gains (losses) from investments	(38,752,047)	(38,635,462)	(35,887,563)	2,292,160

Change in net assets resulting from operations	$(38,376,020)	$(37,970,863)	$(34,923,899)	$8,081,165

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2009

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Investment Income:
Dividend income	$6,970	$3,334	$2,943	$2,678
Interest income	6,289,963	1,399,664	923,304	1,187,592

Total Investment Income	6,296,933	1,402,998	926,247	1,190,270

Expenses:
Investment advisory fees	739,380	156,168	122,448	146,807
Administration and sub-administration fees	110,907	28,110	22,041	33,031
Distribution fees—Class A	9,876	2,029	2,793	5,785
Distribution fees—Class B	3,409	—	—	2,194
Distribution fees—Class C	55	2,233	54	4,947
Accounting fees	83,550	23,690	18,700	24,045
Compliance service fees	13,175	3,288	2,559	3,866
Custodian fees	25,836	9,634	9,369	8,528
Transfer agent fees	27,967	25,895	25,409	26,933
Trustee fees	17,975	4,455	3,515	5,309
Other fees	76,893	24,313	19,087	29,507

Total expenses before reductions	1,109,023	279,815	225,975	290,952
Less expenses waived/reimbursed by the Adviser	(184,847)	(112,794)	(24,489)	(130,875)
Less expenses waived by the distributor—Class A	(3,704)	(761)	(1,047)	(2,169)

Net Expenses	920,472	166,260	200,439	157,908

Net Investment Income	5,376,461	1,236,738	725,808	1,032,362

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(1,781,177)	473,059	(62,459)	1,571,346
Change in unrealized appreciation/depreciation on investments	429,596	678,413	671,921	(734,102)

Net realized/unrealized gains (losses) from investments	(1,351,581)	1,151,472	609,462	837,244

Change in net assets resulting from operations	$4,024,880	$2,388,210	$1,335,270	$1,869,606

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities: Operations:
Net investment income (loss)	$376,160	$1,448,040	$204,958	$3,212,257	$(434,864)	$(2,529,157)
Net realized gains (losses) from investments and foreign currency transactions	(6,514,428)	21,491,476	(30,993,552)	22,613,383	(55,081,367)	(54,823,424)
Net realized losses from futures	—	—	—	—	(296,535)	(116,732)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(26,668,575)	(27,565,224)	(45,461,134)	(44,515,682)	(63,033,126)	2,123,071

Change in net assets resulting from operations	(32,806,843)	(4,625,708)	(76,249,728)	(18,690,042)	(118,845,892)	(55,346,242)

Distributions to Class A Shareholders:
From net investment income	(28,520)	(49,236)	(2,697)	(17,830)	—	—
From net realized gains	(664,868)	(554,220)	(228,207)	(126,628)	(287,280)	(32,778,648)
Distributions to Class B Shareholders:
From net investment income	(568)	(1,960)	(63)	(875)	—	—
From net realized gains	(19,278)	(101,202)	(17,199)	(36,630)	(3,806)	(369,645)
Distributions to Class C Shareholders:
From net investment income	(2,751)	(4,998)	(299)	(2,605)	—	—
From net realized gains	(90,936)	(115,822)	(67,081)	(42,315)	(43,196)	(4,182,152)
Distributions to Class Y Shareholders:
From net investment income	(582,674)	(1,349,279)	(357,180)	(2,692,270)	—	—
From net realized gains	(10,997,817)	(18,299,741)	(20,315,205)	(15,706,421)	(466,969)	(36,706,704)

Change in net assets from shareholder distributions	(12,387,412)	(20,476,458)	(20,987,931)	(18,625,574)	(801,251)	(74,037,149)

Capital Transactions:
Change in net assets from capital share transactions	(10,948,871)	6,063,374	(21,603,929)	(26,284,769)	(21,773,080)	(94,276,129)

Change in net assets	(56,143,126)	(19,038,792)	(118,841,588)	(63,600,385)	(141,420,223)	(223,659,520)

Net Assets:
Beginning of year	98,819,510	117,858,302	184,948,025	248,548,410	312,788,485	536,448,005

End of year	$42,676,384	$98,819,510	$66,106,437	$184,948,025	$171,368,262	$312,788,485

Undistributed (distributions in excess of) net investment income	$(257,981)	$(19,628)	$(398,772)	$(243,491)	$(434,864)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$285,048	$3,638,780	$86,191	$1,711,745	$10,450,996	$54,485,249
Dividends reinvested	609,441	491,158	185,103	121,615	265,528	29,790,004
Cost of shares redeemed	(1,186,662)	(1,346,583)	(193,660)	(1,024,267)	(26,041,862)	(134,813,450)

Change in net assets from Class A	$(292,173)	$2,783,355	$77,634	$809,093	$(15,325,338)	$(50,538,197)

Class B:
Proceeds from shares issued	$—	$29,107	$—	$7,195	$—	$—
Dividends reinvested	11,571	70,940	14,365	34,059	3,557	352,112
Cost of shares redeemed	(31,462)	(553,207)	(51,495)	(487,378)	(218,620)	(749,008)

Change in net assets from Class B	$(19,891)	$(453,160)	$(37,130)	$(446,124)	$(215,063)	$(396,896)

Class C:
Proceeds from shares issued	$51,595	$294,199	$65,121	$118,886	$597,114	$5,709,916
Dividends reinvested	93,687	115,782	67,380	44,920	39,260	3,660,806
Cost of shares redeemed	(171,278)	(162,325)	(62,816)	(219,349)	(3,139,181)	(9,110,895)

Change in net assets from Class C	$(25,996)	$247,656	$69,685	$(55,543)	$(2,502,807)	$259,827

Class Y:
Proceeds from shares issued	$2,054,836	$15,043,651	$2,768,299	$32,508,758	$21,773,855	$40,232,542
Dividends reinvested	11,132,848	16,269,905	20,275,570	12,911,597	439,981	31,750,368
Cost of shares redeemed	(23,798,495)	(27,828,033)	(44,757,987)	(72,012,550)	(25,943,708)	(115,583,773)

Change in net assets from Class Y	$(10,610,811)	$3,485,523	$(21,714,118)	$(26,592,195)	$(3,729,872)	$(43,600,863)

Change in net assets from capital transactions	$(10,948,871)	$6,063,374	$(21,603,929)	$(26,284,769)	$(21,773,080)	$(94,276,129)

Share Transactions:
Class A:
Issued	21,742	180,451	12,620	126,598	1,049,914	3,543,506
Reinvested	69,895	23,416	38,046	9,282	31,423	2,006,061
Redeemed	(92,971)	(65,431)	(22,773)	(82,437)	(2,533,699)	(9,127,829)

Net change in Class A	(1,334)	138,436	27,893	53,443	(1,452,362)	(3,578,262)

Class B:
Issued	—	1,241	—	561	—	—
Reinvested	1,445	3,558	3,207	2,729	463	26,005
Redeemed	(2,807)	(28,823)	(5,681)	(40,391)	(21,694)	(52,967)

Net change in Class B	(1,362)	(24,024)	(2,474)	(37,101)	(21,231)	(26,962)

Class C:
Issued	4,704	14,913	11,661	9,721	64,103	390,136
Reinvested	11,746	5,843	15,074	3,620	5,132	270,170
Redeemed	(13,357)	(8,536)	(7,664)	(18,360)	(358,037)	(682,682)

Net change in Class C	3,093	12,220	19,071	(5,019)	(288,802)	(22,376)

Class Y:
Issued	168,366	692,522	352,808	2,448,112	2,161,937	2,639,823
Reinvested	1,250,908	757,898	4,045,369	957,057	50,806	2,091,592
Redeemed	(1,965,181)	(1,316,500)	(6,099,306)	(5,586,734)	(2,492,258)	(7,230,631)

Net change in Class Y	(545,907)	133,920	(1,701,129)	(2,181,565)	(279,515)	(2,499,216)

Change in shares	(545,510)	260,552	(1,656,639)	(2,170,242)	(2,041,910)	(6,126,816)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities: Operations:
Net investment income	$255,186	$297,752	$376,027	$811,698	$664,599	$1,405,809
Net realized losses from investments	(11,363,540)	(4,586,678)	(14,095,018)	(3,434,390)	(14,655,266)	(9,290,726)
Net change in unrealized appreciation/depreciation on investments	(10,679,076)	(5,400,714)	(24,657,029)	(7,391,794)	(23,980,196)	(6,754,078)

Change in net assets resulting from operations	(21,787,430)	(9,689,640)	(38,376,020)	(10,014,486)	(37,970,863)	(14,638,995)

Distributions to Class A Shareholders:
From net investment income	(1,879)	(1,731)	(21,296)	(29,746)	(28,917)	(43,313)
From net realized gains	—	(70,748)	—	—	—	(307,734)
Distributions to Class B Shareholders:
From net investment income	—	—	(1,440)	(5,399)	(2,433)	(2,163)
From net realized gains	—	—	—	—	—	(138,122)
Distributions to Class C Shareholders:
From net investment income	(457)	—	(1,287)	(2,039)	(3,892)	(1,755)
From net realized gains	—	(49,554)	—	—	—	(102,454)
Distributions to Class Y Shareholders:
From net investment income	(244,381)	(344,034)	(357,613)	(798,007)	(656,246)	(1,312,747)
From net realized gains	—	(7,523,615)	—	—	—	(7,376,837)

Change in net assets from shareholder distributions	(246,717)	(7,989,682)	(381,636)	(835,191)	(691,488)	(9,285,125)

Capital Transactions:
Change in net assets from capital share transactions	(1,019,364)	2,047,497	(6,314,524)	(30,189,419)	(5,554,763)	(14,794,129)

Change in net assets	(23,053,511)	(15,631,825)	(45,072,180)	(41,039,096)	(44,217,114)	(38,718,249)

Net Assets:
Beginning of year	55,964,430	71,596,255	128,306,960	169,346,056	116,342,473	155,060,722

End of year	$32,910,919	$55,964,430	$83,234,780	$128,306,960	$72,125,359	$116,342,473

Undistributed (distributions in excess of) net investment income	$8,469	$—	$(5,609)	$—	$18,946	$45,835

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions: Class A:
Proceeds from shares issued	$16,120	$75,916	$773,578	$2,694,225	$296,165	$1,509,204
Dividends reinvested	1,528	59,165	19,920	27,639	27,654	337,535
Cost of shares redeemed	(34,250)	(115,068)	(521,002)	(2,202,836)	(396,548)	(1,492,254)

Change in net assets from Class A	$(16,602)	$20,013	$272,496	$519,028	$(72,729)	$354,485

Class B:
Proceeds from shares issued			$—	$14,185	$—	$71,441
Dividends reinvested			1,289	5,034	2,159	131,214
Cost of shares redeemed			(766,339)	(3,445,106)	(333,615)	(1,887,739)

Change in net assets from Class B			$(765,050)	$(3,425,887)	$(331,456)	$(1,685,084)

Class C:
Proceeds from shares issued	$40,078	$128,344	$105,111	$236,790	$111,804	$294,079
Dividends reinvested	457	49,083	1,287	2,039	3,892	104,209
Cost of shares redeemed	(94,858)	(162,507)	(245,143)	(682,628)	(295,132)	(537,375)

Change in net assets from Class C	$(54,323)	$14,920	$(138,745)	$(443,799)	$(179,436)	$(139,087)

Class Y:
Proceeds from shares issued	$4,496,324	$11,415,749	$8,141,935	$11,899,047	$7,930,495	$13,351,033
Dividends reinvested	59,470	6,269,439	137,753	190,834	223,117	5,354,562
Cost of shares redeemed	(5,504,233)	(15,672,624)	(13,962,913)	(38,928,642)	(13,124,754)	(32,030,038)

Change in net assets from Class Y	$(948,439)	$2,012,564	$(5,683,225)	$(26,838,761)	$(4,971,142)	$(13,324,443)

Change in net assets from capital transactions	$(1,019,364)	$2,047,497	$(6,314,524)	$(30,189,419)	$(5,554,763)	$(14,794,129)

Share Transactions: Class A:
Issued	2,466	7,213	109,979	290,428	29,750	112,475
Reinvested	266	5,722	3,139	3,007	3,188	24,202
Redeemed	(4,636)	(11,159)	(72,272)	(235,103)	(40,032)	(108,455)

Net change in Class A	(1,904)	1,776	40,846	58,332	(7,094)	28,222

Class B:
Issued			—	1,648	—	5,253
Reinvested			226	609	269	10,024
Redeemed			(117,077)	(399,454)	(36,018)	(147,616)

Net change in Class B			(116,851)	(397,197)	(35,749)	(132,339)

Class C:
Issued	6,430	12,717	16,570	27,220	12,687	23,176
Reinvested	83	4,864	225	247	484	7,968
Redeemed	(12,250)	(16,513)	(35,492)	(78,233)	(31,826)	(44,024)

Net change in Class C	(5,737)	1,068	(18,697)	(50,766)	(18,655)	(12,880)

Class Y:
Issued	779,840	1,013,542	1,140,785	1,229,182	900,617	961,111
Reinvested	10,315	604,906	20,930	20,245	25,469	380,211
Redeemed	(826,982)	(1,527,979)	(2,008,522)	(4,011,283)	(1,385,606)	(2,357,842)

Net change in Class Y	(36,827)	90,469	(846,807)	(2,761,856)	(459,520)	(1,016,520)

Change in shares	(44,468)	93,313	(941,509)	(3,151,487)	(521,018)	(1,133,517)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$963,664	$2,045,348	$5,789,005	$13,839,082	$5,376,461	$12,082,995
Net realized gains (losses) from investments	(16,807,554)	(5,434,126)	2,568,845	2,618,457	(1,781,177)	341,698
Net change in unrealized appreciation/depreciation on investments	(19,080,009)	(15,681,950)	(276,685)	(377,812)	429,596	(3,883,418)

Change in net assets resulting from operations	(34,923,899)	(19,070,728)	8,081,165	16,079,727	4,024,880	8,541,275

Distributions to Class A Shareholders:
From net investment income	(17,493)	(32,755)	(63,890)	(139,029)	(102,289)	(220,589)
From net realized gains	—	(429,326)	—	—	(6,985)	(5,521)
Distributions to Class B Shareholders:
From net investment income	(2,595)	(4,487)	(14,202)	(44,972)	(11,581)	(28,928)
From net realized gains	—	(155,040)	—	—	(956)	(850)
Distributions to Class C Shareholders:
From net investment income	(6,610)	(10,382)	(13,710)	(34,469)	(182)	(367)
From net realized gains	—	(309,838)	—	—	(16)	(11)
Distributions to Class Y Shareholders:
From net investment income	(921,129)	(2,049,266)	(5,653,856)	(13,416,292)	(5,262,501)	(11,833,111)
From net realized gains	—	(23,050,183)	—	—	(333,728)	(274,361)

Change in net assets from shareholder distributions	(947,827)	(26,041,277)	(5,745,658)	(13,634,762)	(5,718,238)	(12,363,738)

Capital Transactions:
Change in net assets from capital share transactions	(6,346,401)	3,852,288	(50,800,231)	(32,459,786)	(15,174,908)	(25,415,866)

Change in net assets	(42,218,127)	(41,259,717)	(48,464,724)	(30,014,821)	(16,868,266)	(29,238,329)

Net Assets:
Beginning of year	108,441,615	149,701,332	283,814,412	313,829,233	260,059,119	289,297,448
End of year	$66,223,488	$108,441,615	$235,349,688	$283,814,412	$243,190,853	$260,059,119

Undistributed (distributions in excess of) net investment income	$15,838	$1	$2,158	$(41,189)	$(1)	$91

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$100,069	$456,292	$187,868	$826,735	$209,686	$498,673
Dividends reinvested	13,653	338,110	49,380	105,649	63,602	127,806
Cost of shares redeemed	(150,273)	(796,094)	(569,885)	(808,729)	(319,101)	(927,100)

Change in net assets from Class A	$(36,551)	$(1,692)	$(332,637)	$123,655	$(45,813)	$(300,621)

Class B:
Proceeds from shares issued	$—	$—	$1,891	$3,943	$—	$—
Dividends reinvested	2,267	146,800	10,804	35,224	7,342	18,618
Cost of shares redeemed	(81,321)	(445,215)	(172,777)	(813,173)	(158,372)	(380,239)

Change in net assets from Class B	$(79,054)	$(298,415)	$(160,082)	$(774,006)	$(151,030)	$(361,621)

Class C:
Proceeds from shares issued	$99,548	$380,806	$70,104	$213,276	$—	$—
Dividends reinvested	6,610	320,220	13,563	34,016	165	376
Cost of shares redeemed	(244,598)	(628,394)	(205,810)	(358,844)	—	—

Change in net assets from Class C	$(138,440)	$72,632	$(122,143)	$(111,552)	$165	$376

Class Y:
Proceeds from shares issued	$7,492,702	$19,168,810	$7,746,843	$28,701,064	$19,635,688	$36,520,216
Dividends reinvested	272,610	16,321,574	1,449,684	2,884,573	351,460	855,113
Cost of shares redeemed	(13,857,668)	(31,410,621)	(59,381,896)	(63,283,520)	(34,965,378)	(62,129,329)

Change in net assets from Class Y	$(6,092,356)	$4,079,763	$(50,185,369)	$(31,697,883)	$(14,978,230)	$(24,754,000)

Change in net assets from capital transactions	$(6,346,401)	$3,852,288	$(50,800,231)	$(32,459,786)	$(15,174,908)	$(25,415,866)

Share Transactions:
Class A:
Issued	17,587	54,574	17,376	76,384	21,317	49,591
Reinvested	2,552	39,581	4,610	9,754	6,601	12,772
Redeemed	(25,006)	(84,535)	(53,372)	(74,762)	(32,885)	(92,290)

Net change in Class A	(4,867)	9,620	(31,386)	11,376	(4,967)	(29,927)

Class B:
Issued	—	—	172	365	—	—
Reinvested	435	17,576	1,012	3,259	762	1,860
Redeemed	(13,198)	(51,354)	(16,226)	(75,287)	(16,324)	(37,848)

Net change in Class B	(12,763)	(33,778)	(15,042)	(71,663)	(15,562)	(35,988)

Class C:
Issued	17,566	45,653	6,560	19,541	—	—
Reinvested	1,263	38,260	1,270	3,147	20	38
Redeemed	(39,159)	(78,808)	(19,303)	(33,070)	—	—

Net change in Class C	(20,330)	5,105	(11,473)	(10,382)	20	38

Class Y:
Issued	1,423,170	2,135,840	719,337	2,630,979	2,018,397	3,634,039
Reinvested	50,687	1,906,746	134,685	265,539	37,651	85,379
Redeemed	(2,372,281)	(3,621,798)	(5,524,688)	(5,823,053)	(3,603,314)	(6,169,494)

Net change in Class Y	(898,424)	420,788	(4,670,666)	(2,926,535)	(1,547,266)	(2,450,076)

Change in shares	(936,384)	401,735	(4,728,567)	(2,997,204)	(1,567,775)	(2,515,953)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,236,738	$2,812,625	$725,808	$1,600,839	$1,032,362	$3,393,550
Net realized gains (losses) from investments	473,059	667,701	(62,459)	8,348	1,571,346	717,346
Net change in unrealized appreciation/depreciation on investments	678,413	441,526	671,921	625,732	(734,102)	1,004,440

Change in net assets resulting from operations	2,388,210	3,921,852	1,335,270	2,234,919	1,869,606	5,115,336

Distributions to Class A Shareholders:
From net investment income	(18,946)	(40,697)	(19,319)	(63,059)	(38,609)	(94,683)
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	(4,152)	(18,221)
Distributions to Class C Shareholders:
From net investment income	(6,658)	(16,899)	(108)	(243)	(9,312)	(31,569)
Distributions to Class Y Shareholders:
From net investment income	(1,212,025)	(2,752,365)	(707,144)	(1,537,537)	(997,400)	(3,249,077)

Change in net assets from shareholder distributions	(1,237,629)	(2,809,961)	(726,571)	(1,600,839)	(1,049,473)	(3,393,550)

Capital Transactions:
Change in net assets from capital share transactions	(2,347,033)	(1,719,939)	2,646,377	(4,135,556)	(5,304,327)	(16,415,431)

Change in net assets	(1,196,452)	(608,048)	3,255,076	(3,501,476)	(4,484,194)	(14,693,645)

Net Assets:
Beginning of year	63,695,038	64,303,086	49,518,749	53,020,225	75,330,367	90,024,012

End of year	$62,498,586	$63,695,038	$52,773,825	$49,518,749	$70,846,173	$75,330,367

Undistributed (distributions in excess of) net investment income	$(8,273)	$(7,382)	$(1)	$762	$(17,111)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008	Period Ended January 31, 2009	Year Ended July 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$17,737	$96,490	$99,997	$19,987	$500,758	$858,808
Dividends reinvested	16,883	36,453	15,853	51,745	26,709	54,613
Cost of shares redeemed	(49,552)	(109,635)	(727,511)	(317,241)	(1,806,134)	(451,758)

Change in net assets from Class A	$(14,932)	$23,308	$(611,661)	$(245,509)	$(1,278,667)	$461,663

Class B:
Proceeds from shares issued					$15,418	$45,565
Dividends reinvested					3,870	16,895
Cost of shares redeemed					(67,384)	(446,815)

Change in net assets from Class B					$(48,096)	$(384,355)

Class C:
Proceeds from shares issued	$55,422	$86,028	$—	$—	$201,480	$225,776
Dividends reinvested	6,557	16,723	108	241	9,166	31,069
Cost of shares redeemed	(85,563)	(158,013)	—	—	(147,570)	(466,888)

Change in net assets from Class C	$(23,584)	$(55,262)	$108	$241	$63,076	$(210,043)

Class Y:
Proceeds from shares issued	$6,955,348	$18,166,175	$8,261,507	$10,990,527	$5,654,354	$23,194,578
Dividends reinvested	301,647	544,487	2,796	78,588	340,988	1,347,356
Cost of shares redeemed	(9,565,512)	(20,398,647)	(5,006,373)	(14,959,403)	(10,035,982)	(40,824,630)

Change in net assets from Class Y	$(2,308,517)	$(1,687,985)	$3,257,930	$(3,890,288)	$(4,040,640)	$(16,282,696)

Change in net assets from capital transactions	$(2,347,033)	$(1,719,939)	$2,646,377	$(4,135,556)	$(5,304,327)	$(16,415,431)

Share Transactions:
Class A:
Issued	1,814	9,913	9,839	1,966	48,705	83,669
Reinvested	1,739	3,755	1,565	5,114	2,583	5,330
Redeemed	(5,155)	(11,302)	(71,493)	(31,280)	(173,302)	(43,927)

Net change in Class A	(1,602)	2,366	(60,089)	(24,200)	(122,014)	45,072

Class B:
Issued					1,491	4,490
Reinvested					375	1,651
Redeemed					(6,510)	(43,853)

Net change in Class B					(4,644)	(37,712)

Class C:
Issued	5,726	8,842	—	—	19,507	22,011
Reinvested	676	1,724	11	24	887	3,034
Redeemed	(8,801)	(16,269)	—	—	(14,262)	(45,562)

Net change in Class C	(2,399)	(5,703)	11	24	6,132	(20,517)

Class Y:
Issued	715,640	1,874,839	810,546	1,081,831	545,170	2,254,832
Reinvested	31,024	56,045	275	7,712	32,967	131,548
Redeemed	(984,534)	(2,092,111)	(492,676)	(1,472,590)	(972,055)	(3,979,619)

Net change in Class Y	(237,870)	(161,227)	318,145	(383,047)	(393,918)	(1,593,239)

Change in shares	(241,871)	(164,564)	258,067	(407,223)	(514,444)	(1,606,396)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($) (a)
Common Stocks (97.7%)
China (6.3%)
Consumer Discretionary (2.8%)
813,000	China Resources Enterprise Ltd.	1,169,658

Energy (1.0%)
562,000	China Oilfield Services Ltd., Class H	441,297

Telecommunications (2.5%)
48,500	China Mobile Ltd.	436,600
1,756,000	China Telecom Corp. Ltd., Class H	637,132

		1,073,732

		2,684,687

Hong Kong (22.0%)
Consumer Discretionary (5.8%)
237,000	Cheung Kong Holdings Ltd.	2,186,785
57,700	Esprit Holdings Ltd.	306,285

		2,493,070

Energy (1.0%)
497,500	CNOOC Ltd.	428,182

Financials (3.3%)
351,000	Hang Lung Group Ltd.	1,130,567
55,500	Wing Hang Bank Ltd.	268,287

		1,398,854

Industrials (5.7%)
377,000	Swire Pacific Ltd., Class A	2,434,717

Information Technology (0.1%)
262,000	Lenovo Group Ltd.	48,693

Utilities (6.1%)
63,500	CLP Holdings Ltd.	429,821
1,321,680	Hong Kong & China Gas Co. Ltd.	2,151,558

		2,581,379

		9,384,895

India (0.9%)
Information Technology (0.9%)
15,000	Infosys Technologies Ltd., ADR	398,400

Indonesia (0.9%)
Telecommunications (0.9%)
725,500	PT Telekomunikasi Indonesia	398,453

Malaysia (7.8%)
Financials (1.8%)
440,900	Bumiputra-Commerce Holdings Berhad	774,710

Industrials (6.0%)
1,557,050	IOI Corp. Berhad	1,669,549
534,400	Tenaga Nasional Berhad	867,990

		2,537,539

		3,312,249

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Papua New Guinea (9.5%)
Metals and Mining (9.5%)
2,051,976	Lihir Gold Ltd. (b)	4,070,431

Philippines (3.2%)
Financials (1.6%)
168,048	Ayala Corp.	682,072

Telecommunications (1.6%)
9,790	Philippine Long Distance Telephone Co.	427,159
5,400	Philippine Long Distance Telephone Co., ADR	238,950

		666,109

		1,348,181

Singapore (11.3%)
Consumer Staples (1.6%)
366,000	Fraser & Neave Ltd.	686,560

Financials (4.5%)
72,000	Great Eastern Holdings Ltd.	390,931
450,346	Oversea-Chinese Banking Corp. Ltd.	1,512,065

		1,902,996

Industrials (1.4%)
221,000	Keppel Corp. Ltd.	582,045

Telecommunications (3.8%)
651,000	Singapore Telecommunications Ltd.	1,130,282
372,290	Starhub Ltd.	498,644

		1,628,926

		4,800,527

South Korea (13.1%)
Consumer Discretionary (4.7%)
15,450	LG Corp. (b)	427,917
4,966	Shinsegae Co. Ltd.	1,589,512

		2,017,429

Financials (2.2%)
7,862	Samsung Fire & Marine Insurance Co. Ltd.	929,668

Information Technology (4.4%)
8,337	S1 Corp.	284,754
4,652	Samsung Electronics Co. Ltd.	1,617,734

		1,902,488

Pharmaceuticals (1.8%)
5,239	Yuhan Corp. (b)	758,310

		5,607,895

Taiwan (17.6%)
Consumer Staples (3.5%)
275,000	President Chain Store Corp.	647,969
1,067,394	Uni-President Enterprises Corp.	833,744

		1,481,713

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Taiwan, continued
Electrical Components & Equipment (2.1%)
568,111	Delta Electronics, Inc.	891,848

Financials (0.6%)
1,063,088	E.SUN Financial Holding Co. Ltd.	244,591

Industrials (0.9%)
582,000	AU Optronics Corp.	411,532

Information Technology (6.4%)
352,645	Powertech Technology, Inc.	479,185
1,842,110	Taiwan Semiconductor Manufacturing Co. Ltd.	2,264,481

		2,743,666

Telecommunications (4.1%)
1,149,259	Chunghwa Telecom Co. Ltd.	1,740,137

		7,513,487

Thailand (5.1%)
Energy (1.8%)
164,900	PTT Public Co. Ltd.	750,189

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Thailand, continued
Financials (1.7%)
571,600	Kasikornbank Public Co. Ltd.	734,239

Telecommunications (1.6%)
331,000	Advanced Info Service Public Co. Ltd.	681,888

		2,166,316

Total Common Stocks (Cost $59,330,411)		41,685,521

Investment Companies (3.1%)
1,338,399	Victory Federal Money Market Fund, Investor Shares, 0.14% (c)	1,338,399
Total Investment Companies (Cost $1,338,399)		1,338,399

Total Investments (Cost $60,668,810)—100.8%		43,023,920
Liabilities in excess of other assets—(0.8)%		(347,536)

Net Assets—100.0%		42,676,384

(a)	Securities were fair valued on January 31, 2009.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

ADR—American Depositary Receipt

At January 31, 2009 the Fund's foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation
Long:
Hong Kong Dollar	2/2/09	2,007,273	$258,792	$258,869	$77

Total Long Contracts			$258,792	$258,869	$77

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($) (a)
Common Stocks (98.3%)
Australia (2.3%)
Financials (0.4%)
29,287	Westpac Banking Corp.	287,109

Health Care (0.7%)
18,708	CSL Ltd.	441,008

Materials (1.2%)
23,235	BHP Billiton Ltd.	430,719
14,792	Rio Tinto Ltd.	383,837

		814,556

		1,542,673

Brazil (4.5%)
Energy (1.5%)
24,002	Petroleo Brasileiro SA, ADR	628,853
15,962	Petroleo Brasileiro SA, ADR, Preferred Shares	345,737

		974,590

Financials (0.6%)
38,625	Banco Itau Holding Financeira SA, ADR	387,795

Materials (1.7%)
37,850	Companhia Vale do Rio Doce (CVRD), ADR	534,063
50,854	Companhia Vale do Rio Doce (CVRD), ADR, Preferred Shares	617,368

		1,151,431

Utilities (0.7%)
35,897	Companhia Energetica de Minas Gerais SA, ADR	487,840

		3,001,656

Canada (5.7%)
Consumer Staples (0.6%)
10,310	Shoppers Drug Mart Corp.	381,631

Energy (1.7%)
42,682	Cameco Corp.	705,107
20,128	Suncor Energy, Inc.	387,464

		1,092,571

Financials (2.1%)
15,827	Bank of Nova Scotia	383,117
14,935	IGM Financial, Inc.	396,008
37,481	Manulife Financial Corp.	620,311

		1,399,436

Telecommunications (1.3%)
31,161	Rogers Communications, Inc.	879,128

		3,752,766

Cayman Islands (0.7%)
Information Technology (0.7%)
74,600	Tencent Holdings Ltd.	455,839

Shares	Security Description	Value ($) (a)
Common Stocks, continued
China (6.0%)
Consumer Discretionary (0.8%)
1,754,000	Denway Motors Ltd.	522,819

Energy (0.7%)
203,500	China Shenhua Energy Co. Ltd.	433,888

Financials (1.8%)
1,068,000	Agile Property Holdings Ltd.	409,624
694,000	China Construction Bank Corp., Class H	338,492
254,000	China Merchants Bank Co. Ltd.	410,174

		1,158,290

Health Care (0.2%)
9,104	China Medical Technologies, Inc.	139,655

Industrials (1.9%)
905,000	China Communications Construction Co. Ltd., Class H	876,010
215,200	Weichai Power Co. Ltd.	411,562

		1,287,572

Telecommunications (0.6%)
46,000	China Mobile Ltd.	414,095

		3,956,319

Denmark (1.2%)
Health Care (0.2%)
2,332	Novo Nordisk A/S, Class B	124,260

Industrials (1.0%)
14,183	Vestas Wind Systems A/S (b)	683,196

		807,456

France (10.6%)
Consumer Discretionary (2.1%)
6,020	LVMH Moet Hennessy Louis Vuitton SA	327,838
6,123	PPR	308,602
33,162	Societe Television Francaise 1	356,291
14,621	Vivendi Universal SA	376,587

		1,369,318

Consumer Staples (1.9%)
13,277	Carrefour SA	452,670
15,339	Groupe DANONE	787,174

		1,239,844

Energy (0.9%)
11,378	Total SA, ADR	566,397

Financials (1.3%)
33,051	AXA, ADR	532,121
9,198	BNP Paribas SA	351,088

		883,209

Industrials (0.5%)
5,721	Schneider Electric SA	361,986

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($) (a)
Common Stocks, continued
France, continued
Materials (0.5%)
14,571	ArcelorMittal	326,016

Telecommunications (1.7%)
13,455	France Telecom SA	301,466
10,046	Iliad SA	833,827

		1,135,293

Utilities (1.7%)
10,392	Electricite de France	506,396
12,182	GDF SUEZ	466,000
9,362	Suez Environnement SA (b)	149,162

		1,121,558

		7,003,621

Germany (7.4%)
Consumer Discretionary (1.1%)
21,588	Adidas	749,876

Consumer Staples (0.9%)
23,660	Henkel AG & Co. KGaA	611,477

Financials (0.6%)
8,765	Deutsche Boerse AG	440,961

Health Care (1.2%)
9,875	Bayer AG	525,882
2,923	Merck KGaA	248,175

		774,057

Industrials (0.5%)
5,716	Siemens AG	321,975

Information Technology (1.7%)
31,513	SAP AG, ADR	1,114,930

Materials (0.5%)
4,443	Wacker Chemie AG	318,102

Utilities (0.9%)
18,189	E.ON AG	589,738

		4,921,116

Hong Kong (2.0%)
Consumer Discretionary (1.5%)
115,300	Esprit Holdings Ltd.	612,038
196,000	Li & Fung Ltd.	389,908

		1,001,946

Information Technology (0.5%)
939,000	Foxconn International Holdings Ltd. (b)	343,523

		1,345,469

India (2.6%)
Financials (0.6%)
6,835	HDFC Bank Ltd., ADR	394,106

Information Technology (2.0%)
50,473	Infosys Technologies Ltd., ADR	1,340,563

		1,734,669

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Israel (1.0%)
Health Care (1.0%)
15,870	Teva Pharmaceutical Industries Ltd., ADR	657,811

Italy (1.9%)
Energy (1.9%)
24,260	ENI SpA	513,049
49,402	Saipem SpA	752,603

		1,265,652

Japan (15.9%)
Consumer Discretionary (1.8%)
20,300	Denso Corp.	367,869
10,600	Toyota Motor Corp.	341,039
8,330	Yamada Denki Co. Ltd.	490,872

		1,199,780

Financials (3.5%)
124,000	Bank of Yokohama Ltd. (The)	633,458
58,500	Mitsubishi UFJ Financial Group, Inc.	324,572
48,400	Nomura Holdings, Inc.	313,534
7,620	ORIX Corp.	332,721
148,000	Sumitomo Trust & Banking Co. Ltd. (The)	725,831

		2,330,116

Health Care (1.5%)
32,000	Shionogi & Co. Ltd.	685,774
9,400	Terumo Corp.	319,241

		1,005,015

Industrials (2.9%)
9,500	FANUC Ltd.	563,094
47,000	NGK Insulators Ltd.	604,126
38,500	Sumitomo Corp.	348,463
31,100	THK Co. Ltd.	394,822

		1,910,505

Information Technology (2.6%)
13,250	Canon, Inc.	361,599
4,400	Nintendo Co. Ltd.	1,364,293

		1,725,892

Materials (1.5%)
21,600	Shin-Etsu Chemical Co. Ltd.	1,010,790

Telecommunications (0.8%)
83	KDDI Corp.	518,325

Transportation (0.6%)
5,600	East Japan Railway Co.	379,792

Utilities (0.7%)
100,000	OSAKA Gas Co. Ltd.	426,138

		10,506,353

Luxembourg (0.9%)
Telecommunications (0.9%)
14,311	Millicom International Cellular SA	560,419

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Mexico (1.3%)
Consumer Staples (0.5%)
16,338	Wal-Mart de Mexico SA de CV, ADR	338,196

Telecommunications (0.8%)
17,492	America Movil SAB de CV, Series L	498,697

		836,893

Netherlands (0.6%)
Industrials (0.6%)
21,084	Koninklijke (Royal) Philips Electronics NV	383,518

Norway (1.1%)
Energy (0.5%)
60,395	Subsea 7, Inc. (b)	314,656

Industrials (0.6%)
41,144	Renewable Energy Corp. AS (b)	412,799

		727,455

Russia (1.7%)
Energy (1.5%)
7,428	LUKOIL, ADR	249,209
56,417	OAO Gazprom, ADR	730,600

		979,809

Materials (0.2%)
40,804	JSC MMC Norilsk Nickel, ADR	171,377

		1,151,186

Singapore (1.2%)
Financials (0.6%)
73,000	DBS Group Holdings Ltd.	420,395

Industrials (0.6%)
139,000	Keppel Corp. Ltd.	366,083

		786,478

South Africa (0.5%)
Telecommunications (0.5%)
34,228	MTN Group Ltd.	324,965

South Korea (1.8%)
Financials (0.4%)
9,624	KB Financial Group, Inc. (b)	258,147

Information Technology (1.4%)
2,616	Samsung Electronics Co. Ltd.	909,715

		1,167,862

Spain (3.3%)
Financials (2.2%)
49,870	Banco Bilbao Vizcaya Argentaria SA	464,959
125,866	Banco Santander Central Hispano SA	1,018,362

		1,483,321

Shares	Security Description	Value ($) (a)
Common Stocks, continued
Spain, continued
Telecommunications (1.1%)
39,002	Telefonica SA	691,350

		2,174,671

Switzerland (9.9%)
Consumer Staples (2.0%)
37,927	Nestle SA	1,311,183

Financials (1.4%)
36,384	Credit Suisse Group	928,896

Health Care (5.3%)
3,782	Lonza Group AG, Registered Shares	345,232
23,653	Nobel Biocare Holding AG	362,834
28,584	Novartis AG	1,174,936
11,843	Roche Holding AG, Genusschien	1,663,149

		3,546,151

Industrials (0.6%)
29,599	ABB Ltd.	384,495

Materials (0.6%)
2,059	Syngenta AG	398,327

		6,569,052

Taiwan (0.7%)
Information Technology (0.7%)
358,929	Taiwan Semiconductor Manufacturing Co. Ltd.	441,226

United Kingdom (13.5%)
Consumer Discretionary (0.7%)
60,939	British Sky Broadcasting Group PLC	435,789

Consumer Staples (2.6%)
14,847	Reckitt Benckiser Group PLC	571,721
218,962	Tesco PLC	1,131,456

		1,703,177

Energy (0.7%)
33,841	BG Group PLC	463,920

Financials (3.8%)
33,504	HSBC Holdings PLC	262,024
183,728	ICAP PLC	623,957
113,851	Man Group PLC	337,973
109,126	Prudential Corp. PLC	524,478
63,113	Standard Chartered PLC	797,370

		2,545,802

Health Care (1.3%)
120,289	Smith & Nephew PLC	871,829

Information Technology (1.9%)
308,892	ARM Holdings PLC	408,420
53,621	Autonomy Corp. PLC (b)	843,078

		1,251,498

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($) (a)
Common Stocks, continued
United Kingdom, continued
Materials (1.6%)
42,339	BHP Billiton Ltd. PLC	707,617
42,128	Vedanta Resources PLC	332,857

		1,040,474

Telecommunications (0.9%)
31,191	Vodafone Group PLC, ADR	579,841

		8,892,330

Total Common Stocks (Cost $109,334,637)		64,967,455

Convertible Corporate Bond (0.2%)
Cayman Islands (0.2%)
225,000	China Medical Tech, Inc., Series CMT, 4.00%, 8/15/13	95,344

Total Convertible Corporate Bond (Cost $117,956)		95,344

Shares	Security Description	Value ($)
Exchange Traded Funds (0.4%)
United States (0.4%)
Equity Fund (0.4%)
6,042	iShares MSCI EAFE Index Fund	233,825
2,233	iShares MSCI Emerging Markets Index Fund	50,533

Total Exchange Traded Funds (Cost $290,255)		284,358

Total Investments (Cost $109,742,848)—98.9%		65,347,157
Other assets in excess of liabilities—1.1%		759,280

Net Assets—100.0%		66,106,437

(a)	Securities were fair valued on January 31, 2009.
(b)	Non-income producing security.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PLC—Public Liability Co.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.1%)
Commercial Services (3.1%)
58,500	Arbitron, Inc.	878,670
17,212	ATC Technology Corp. (a)	224,617
5,400	Brady Corp., Class A	112,968
7,200	Calgon Carbon Corp. (a)	90,504
18,547	Heartland Payment Systems, Inc.	168,221
19,900	Houston Wire & Cable Co.	142,285
4,200	Landauer, Inc.	288,036
34,100	Navigant Consulting, Inc. (a)	488,653
18,000	NutriSystem, Inc.	232,020
27,900	On Assignment, Inc. (a)	129,177
16,100	Republic Airways Holdings, Inc. (a)	131,859
6,700	Titan Machinery, Inc. (a)	68,005
31,900	TrueBlue, Inc. (a)	271,150
11,800	Universal Technical Institute, Inc. (a)	206,854
41,222	Watson Wyatt & Co. Holdings	1,916,823

		5,349,842

Consumer Discretionary (12.3%)
7,300	AAON, Inc.	132,276
6,300	Aaron Rents, Inc.	137,718
13,162	Aeropostale, Inc. (a)	277,850
19,743	Apogee Enterprises, Inc.	202,366
14,500	Bally Technologies, Inc. (a)	292,755
56,836	Bare Escentuals, Inc. (a)	206,315
13,600	Big Lots, Inc. (a)	182,920
4,100	Bio-Rad Laboratories, Inc., Class A (a)	260,514
7,700	Blue Nile, Inc. (a)	155,694
32,307	Blyth, Inc.	110,167
40,700	Carter’s, Inc. (a)	691,493
15,200	Casey’s General Stores, Inc.	323,000
25,726	Cato Corp. (The)	340,355
9,572	CEC Entertainment, Inc. (a)	223,410
15,300	Central Garden & Pet Co., Class A (a)	91,800
5,900	Chattem, Inc. (a)	398,840
18,957	Choice Hotels International, Inc.	498,948
7,700	Consolidated Graphics, Inc. (a)	124,047
5,900	Cracker Barrel Old Country Store, Inc.	103,663
10,500	Deckers Outdoor Corp. (a)	548,520
24,110	Elizabeth Arden, Inc. (a)	140,561
13,700	Fossil, Inc. (a)	158,098
14,100	Fresh Del Monte Produce, Inc. (a)	339,810
26,000	Fuel Systems Solutions, Inc. (a)	679,640
5,338	Genesco, Inc.	82,205
22,172	Gymboree Corp. (The) (a)	543,214
17,350	Helen of Troy Ltd. (a)	181,654
24,300	Herman Miller, Inc.	267,057
125,900	Hot Topic, Inc. (a)	1,075,186
8,353	International Speedway Corp., Class A	194,458
29,700	IPC Holdings Ltd.	762,102
11,327	ITT Educational Services, Inc. (a)	1,387,671
23,749	JAKKS Pacific, Inc. (a)	435,557
9,400	Jo-Ann Stores, Inc. (a)	120,038
23,000	Jos. A. Bank Clothiers, Inc. (a)	631,580
32,447	Knoll, Inc.	221,289
31,300	Korn/Ferry International (a)	294,220
26,800	Manpower, Inc.	762,728

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Discretionary, continued
70,979	Martha Stewart Living Omnimedia, Inc., Class A (a)	166,091
16,900	Marvel Entertainment, Inc. (a)	464,919
17,500	Meritage Homes Corp. (a)	192,850
12,283	Netflix, Inc. (a)	443,908
13,760	Polaris Industries, Inc.	292,675
9,500	Pool Corp.	150,575
10,000	Pre-Paid Legal Services, Inc. (a)	336,200
25,600	Prestige Brands Holdings, Inc. (a)	162,560
12,300	Red Robin Gourmet Burgers, Inc. (a)	149,814
24,367	Rent-A-Center, Inc. (a)	361,850
14,713	Skechers USA, Inc., Class A (a)	146,541
25,143	Steven Madden Ltd. (a)	436,985
2,500	Strayer Education, Inc.	541,075
67,600	True Religion Apparel, Inc. (a)	771,316
6,500	United Stationers, Inc. (a)	182,065
18,700	Warnaco Group, Inc. (The) (a)	423,368
8,900	Watsco, Inc.	294,145
52,800	WMS Industries, Inc. (a)	1,173,216
15,555	Wolverine World Wide, Inc.	282,168
75,100	Wyndham Worldwide Corp.	460,363

		21,012,403

Consumer Staples (6.2%)
19,200	99 Cents Only Stores (a)	160,896
3,500	American Italian Pasta Co., Class A (a)	82,670
19,145	Andersons, Inc. (The)	313,786
23,700	BJ’s Wholesale Club, Inc. (a)	679,716
48,500	Brightpoint, Inc. (a)	226,980
22,150	Buckle, Inc. (The)	468,472
24,800	Central European Distribution Corp. (a)	300,080
26,700	Children’s Place Retail Stores, Inc. (The) (a)	502,227
36,821	Chiquita Brands International, Inc. (a)	514,758
10,400	Citi Trends, Inc. (a)	99,112
12,800	Collective Brands, Inc. (a)	136,576
6,000	Columbia Sportswear Co.	172,320
52,648	Comfort Systems USA, Inc.	538,589
70,900	Darling International, Inc. (a)	325,431
129,600	Del Monte Foods Co.	863,136
18,100	Diamond Foods, Inc.	464,808
119,600	Finish Line, Inc. (The), Class A	568,100
8,300	Hain Celestial Group, Inc. (The) (a)	126,326
19,000	Kelly Services, Inc., Class A	172,140
40,100	Liz Claiborne, Inc.	88,220
116,586	Nu Skin Enterprises, Inc., Class A	1,106,401
29,800	PetMed Express, Inc. (a)	430,312
10,500	Ralcorp Holdings, Inc. (a)	621,810
32,528	Timberland Co. (The), Class A (a)	357,483
16,900	Tractor Supply Co. (a)	569,699
17,000	Tupperware Brands Corp.	349,520
6,900	Under Armour, Inc., Class A (a)	127,650
2,400	Universal Corp.	73,392
93,178	Wet Seal, Inc. (The), Class A (a)	243,195

		10,683,805

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy (3.2%)
3,550	Atmos Energy Corp.	87,153
4,600	CH Energy Group, Inc.	232,668
19,376	Cleco Corp.	442,742
23,800	Comstock Resources, Inc. (a)	907,494
13,079	Gulf Island Fabrication, Inc.	164,665
24,947	Headwaters, Inc. (a)	113,010
16,752	Holly Corp.	391,494
5,300	Lufkin Industries, Inc.	185,235
39,532	Parker Drilling Co. (a)	83,808
33,418	Pioneer Drilling Co. (a)	166,087
77,100	Rosetta Resources, Inc. (a)	467,997
18,236	Southwest Gas Corp.	469,759
22,018	St. Mary Land & Exploration Co.	426,048
15,555	Stone Energy Corp. (a)	133,462
39,710	Swift Energy Co. (a)	608,357
16,004	Trico Marine Services, Inc. (a)	99,545
23,454	Union Drilling, Inc. (a)	107,419
7,100	Unit Corp. (a)	177,074
23,300	W&T Offshore, Inc.	292,881

		5,556,898

Financials (13.5%)
22,862	Allied World Assurance Co. Holdings Ltd.	861,897
35,897	American Equity Investment Life Holding Co.	240,151
14,183	American Physicians Capital, Inc.	603,061
69,847	Amerisafe, Inc. (a)	1,308,234
26,922	AmTrust Financial Services, Inc.	221,030
12,200	Aspen Insurance Holdings Ltd.	269,620
9,500	Bank of the Ozarks, Inc.	215,555
7,500	Berkshire Hills Bancorp, Inc.	176,400
18,400	Brookline Bancorp, Inc.	177,928
9,100	Chemical Financial Corp.	207,480
23,333	Community Bank System, Inc.	418,827
61,681	CVB Financial Corp.	554,512
25,300	Delphi Financial Group, Inc.	383,801
32,229	Deluxe Corp.	371,600
52,010	Dime Community Bancshares	522,700
18,400	Employers Holdings, Inc.	249,136
30,429	EZCORP, Inc., Class A (a)	412,922
8,924	F.N.B. Corp.	70,589
30,800	First BanCorp.	218,988
5,900	First Cash Financial Services, Inc. (a)	99,238
53,052	First Commonwealth Financial Corp.	508,769
8,300	First Financial Bankshares, Inc.	368,437
70,953	First Niagara Financial Group, Inc.	926,646
47,086	FirstMerit Corp.	761,381
5,983	FPIC Insurance Group, Inc. (a)	232,918
9,491	Glacier Bancorp, Inc.	145,687
5,983	Greenhill & Co., Inc.	389,015
10,079	Hancock Holding Co.	275,862
14,800	Infinity Property & Casualty Corp.	568,320
43,868	Knight Capital Group, Inc. (a)	790,940
13,700	MainSource Financial Group, Inc.	133,849
37,691	National Penn Bancshares, Inc.	364,849

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
58,400	Ocwen Financial Corp. (a)	519,760
71,383	Old National Bancorp	908,706
31,500	optionsXpress Holdings, Inc.	343,035
11,845	Penson Worldwide, Inc. (a)	70,833
6,000	Piper Jaffray Cos. (a)	172,260
13,760	Platinum Underwriters Holdings Ltd.	382,666
14,957	ProAssurance Corp. (a)	706,868
19,700	Prospect Capital Corp.	213,351
35,298	Provident Financial Services, Inc.	385,807
26,738	Provident New York Bancorp	254,011
13,400	Republic Bancorp, Inc., Class A	241,200
20,664	S&T Bancorp, Inc.	525,485
14,167	Safety Insurance Group, Inc.	496,128
18,500	SeaBright Insurance Holdings, Inc. (a)	191,845
25,128	Selective Insurance Group, Inc.	385,715
19,743	Sterling Bancorp	217,568
8,900	Stifel Financial Corp. (a)	311,856
22,483	Susquehanna Bancshares, Inc.	247,313
7,753	SVB Financial Group (a)	161,030
35,129	SWS Group, Inc.	514,640
15,555	UMB Financial Corp.	602,601
10,514	Umpqua Holdings Corp.	103,037
11,300	Validus Holdings Ltd.	257,866
33,161	Waddell & Reed Financial, Inc., Class A	468,233
7,900	Westamerica Bancorp	337,567
53,000	Wilshire Bancorp, Inc.	363,580
9,572	World Acceptance Corp. (a)	183,304
15,555	Zenith National Insurance Corp.	436,162

		23,052,769

Health Care (19.6%)
23,600	Align Technology, Inc. (a)	185,968
158,800	Alkermes, Inc. (a)	1,821,436
14,200	Alnylam Pharmaceuticals, Inc. (a)	299,478
2,900	Amedisys, Inc. (a)	119,567
74,000	American Medical Systems Holdings, Inc. (a)	791,800
140,119	American Oriental Bioengineering, Inc. (a)	700,595
12,564	Amerigroup Corp. (a)	351,415
49,100	AngioDynamics, Inc. (a)	667,760
73,915	Arena Pharmaceuticals, Inc. (a)	306,008
5,900	Bio-Reference Laboratories, Inc. (a)	143,960
24,500	Bruker Corp. (a)	98,735
62,143	Celera Corp. (a)	524,487
23,931	Centene Corp. (a)	424,297
12,900	Conceptus, Inc. (a)	185,244
8,100	CONMED Corp. (a)	126,765
19,500	CorVel Corp. (a)	343,980
7,600	Coventry Health Care, Inc. (a)	114,988
24,400	Cross Country Healthcare, Inc. (a)	182,756
57,200	Cubist Pharmaceuticals, Inc. (a)	1,224,652
106,359	CV Therapeutics, Inc. (a)	1,664,518
27,100	Cyberonics, Inc. (a)	417,069
13,100	Cynosure, Inc., Class A (a)	102,442
146,230	Cytokinetics, Inc. (a)	310,008

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
23,800	Emergency Medical Services Corp., Class A (a)	797,776
57,200	ev3, Inc. (a)	309,452
10,600	Gentiva Health Services, Inc. (a)	267,968
13,600	Hanger Orthopedic Group, Inc. (a)	185,640
19,000	HealthSouth Corp. (a)	188,860
103,738	Healthspring, Inc. (a)	1,807,116
3,500	Herbalife Ltd.	71,785
6,550	ICU Medical, Inc. (a)	199,841
16,800	InterMune, Inc. (a)	192,192
30,371	Invacare Corp.	578,871
43,700	Kendle International, Inc. (a)	834,670
10,500	Kensey Nash Corp. (a)	217,035
15,100	King Pharmaceuticals, Inc. (a)	131,974
10,600	LHC Group, Inc. (a)	282,066
48,506	LifePoint Hospitals, Inc. (a)	1,093,325
9,800	Martek Biosciences Corp.	259,210
19,743	MedCath Corp. (a)	124,183
101,600	Medicines Co. (The) (a)	1,300,480
38,400	Merit Medical Systems, Inc. (a)	590,976
6,100	Myriad Genetics, Inc. (a)	454,877
16,800	NPS Pharmaceuticals, Inc. (a)	104,832
17,100	Omnicell, Inc. (a)	133,551
14,400	Onyx Pharmaceuticals, Inc. (a)	438,192
13,100	Optimer Pharamaceuticals, Inc. (a)	137,419
3,500	Orthofix International N.V. (a)	55,860
6,100	OSI Pharmaceuticals, Inc. (a)	217,160
18,900	Owens & Minor, Inc.	751,653
53,700	PDL BioPharma, Inc.	344,754
26,273	Perrigo Co.	771,113
23,800	Pharmasset, Inc. (a)	271,320
16,500	PharMerica Corp. (a)	271,260
22,900	Progenics Pharmaceuticals, Inc. (a)	166,941
25,500	Questcor Pharmaceuticals, Inc. (a)	164,475
55,162	Regeneron Pharmaceuticals, Inc. (a)	964,232
5,900	RehabCare Group, Inc. (a)	82,305
55,989	Rigel Pharmaceuticals, Inc. (a)	391,363
90,500	Salix Pharmaceuticals Ltd. (a)	724,000
13,600	Sequenom, Inc. (a)	301,376
44,900	STERIS Corp.	1,194,340
22,606	Symmetry Medical, Inc. (a)	154,851
17,700	Theravance, Inc. (a)	233,286
31,400	Thoratec Corp. (a)	909,658
11,856	U.S. Physical Therapy, Inc. (a)	144,643
37,800	Valeant Pharmaceuticals International (a)	820,260
12,800	Vertex Pharmaceuticals, Inc. (a)	423,040
88,985	ViroPharma, Inc. (a)	1,067,820
24,600	VNUS Medical Technologies, Inc. (a)	393,846
12,400	Volcano Corp. (a)	162,068
19,000	Watson Pharmaceuticals, Inc. (a)	518,320
7,686	XenoPort, Inc. (a)	200,758

		33,510,921

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials (11.9%)
11,801	A.O. Smith Corp.	324,291
21,714	Actuant Corp., Class A	357,847
43,426	Acuity Brands, Inc.	1,166,857
4,900	Agco Corp. (a)	104,272
20,200	American Commercial Lines, Inc. (a)	81,608
5,900	Ameron International Corp.	294,115
4,188	Analogic Corp.	104,700
22,136	Applied Industrial Technologies	349,527
6,581	AZZ, Inc. (a)	147,414
10,100	Brink’s Co. (The)	266,943
16,000	Bucyrus International, Inc.	248,000
38,718	Ceradyne, Inc. (a)	883,545
12,700	Chart Industries, Inc. (a)	107,442
17,948	Checkpoint Systems, Inc. (a)	160,635
75,617	Complete Production Services, Inc. (a)	484,705
32,307	Cox Radio, Inc., Class A (a)	163,150
23,931	CTS Corp.	123,005
11,966	Ducommun, Inc.	226,636
5,900	DXP Enterprises, Inc. (a)	80,122
37,300	Dycom Industries, Inc. (a)	254,013
8,700	DynCorp International, Inc., Class A (a)	130,848
26,678	EMCOR Group, Inc. (a)	549,300
21,302	Encore Wire Corp.	351,696
36,400	Esterline Technologies Corp. (a)	1,313,676
7,700	Flowers Foods, Inc.	165,473
2,800	Flowserve Corp.	149,268
19,730	Gardner Denver, Inc. (a)	429,522
12,434	Graco, Inc.	264,471
91,800	GrafTech International Ltd. (a)	735,318
9,600	Graham Corp.	95,616
8,974	Granite Construction, Inc.	316,064
15,700	Greatbatch, Inc. (a)	365,810
13,760	HEICO Corp.	543,933
32,163	Hub Group, Inc. (a)	730,100
17,350	Insteel Industries, Inc.	133,595
4,500	Joy Global, Inc.	93,735
14,359	Koppers Holdings, Inc.	232,616
6,500	Ladish Co., Inc. (a)	73,905
9,572	Layne Christensen Co. (a)	151,046
10,805	Lennox International, Inc.	303,729
4,700	Lindsay Corp.	122,200
20,119	MKS Instruments, Inc. (a)	282,672
23,800	Molex, Inc.	318,206
56,238	MPS Group, Inc. (a)	340,240
16,153	Mueller Industries, Inc.	324,998
38,400	Oil States International, Inc. (a)	703,104
27,521	Olin Corp.	386,670
79,000	ON Semiconductor Corp. (a)	329,430
15,200	Polypore International, Inc. (a)	105,184
10,500	Powell Industries, Inc. (a)	250,740
14,853	Regal-Beloit Corp.	504,408
17,400	Resources Connection, Inc. (a)	251,778
34,937	Robbins & Myers, Inc.	604,061
3,571	Rock-Tenn Co.	111,308
5,600	Schnitzer Steel Industries, Inc.	219,912

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
45,700	Smith & Wesson Holding Corp. (a)	107,852
13,784	Sun Hydraulic Corp.	212,274
13,740	Teledyne Technologies, Inc. (a)	382,934
23,500	TransDigm Group, Inc. (a)	800,880
23,541	Ultra Clean Holdings, Inc. (a)	26,366
24,500	Ultralife Corp. (a)	196,245
8,300	Universal Forest Products, Inc.	174,300
11,876	Varian Semiconductor Equipment Associates, Inc. (a)	226,119
11,100	Varian, Inc. (a)	309,024
4,000	Woodward Governor Co.	82,280

		20,431,733

Information Technology (15.3%)
15,986	Advanced Energy Industries, Inc. (a)	143,554
36,247	American Reprographics Co. (a)	220,382
17,637	Amkor Technology, Inc. (a)	40,918
20,948	ANSYS, Inc. (a)	520,767
17,500	Ariba, Inc. (a)	133,700
135,000	Arris Group, Inc. (a)	961,200
105,000	Art Technology Group, Inc. (a)	179,550
13,500	AsiaInfo Holdings, Inc. (a)	117,855
51,500	Atheros Communications, Inc. (a)	618,515
41,026	Avocent Corp. (a)	588,723
1,700	Axsys Technologies, Inc. (a)	72,590
62,512	Benchmark Electronics, Inc. (a)	733,891
5,300	CACI International, Inc., Class A (a)	239,295
29,500	CommVault Systems, Inc. (a)	391,465
46,897	CSG Systems International, Inc. (a)	680,007
28,900	Cypress Semiconductor Corp. (a)	130,339
39,300	EarthLink, Inc. (a)	295,929
118,772	Emulex Corp. (a)	678,188
6,500	F5 Networks, Inc. (a)	144,105
4,724	FactSet Research Systems, Inc.	188,015
72,990	Harmonic, Inc. (a)	375,899
8,300	Informatica Corp. (a)	105,908
70,612	InfoSpace, Inc. (a)	565,602
23,300	Ingram Micro, Inc. (a)	285,891
23,300	Insight Enterprises, Inc. (a)	120,694
51,100	Integrated Device Technology, Inc. (a)	293,314
19,743	Interwoven, Inc. (a)	311,347
6,200	Itron, Inc. (a)	404,860
44,272	Ixia (a)	235,527
36,669	J2 Global Communications, Inc. (a)	717,979
20,503	JDA Software Group, Inc. (a)	229,634
19,600	Kenexa Corp. (a)	133,084
27,900	L-1 Identity Solutions, Inc. (a)	202,275
26,100	Limelight Networks, Inc. (a)	79,866
17,200	Mantech International Corp. (a)	922,436
11,600	Measurement Specialties, Inc. (a)	58,928
30,900	Mentor Graphics Corp. (a)	143,994
28,119	Methode Electronics, Inc.	129,910
32,307	Micrel, Inc.	245,533
5,384	MicroStrategy, Inc., Class A (a)	208,361
17,900	Multi-Fineline Electronix, Inc. (a)	331,687
11,169	Net 1 UEPS Technologies, Inc. (a)	150,000

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
22,735	NETGEAR, Inc. (a)	252,813
7,000	NetLogic Microsystems, Inc. (a)	148,470
16,153	OSI Systems, Inc. (a)	236,318
21,900	Overstock.com, Inc. (a)	240,462
82,200	Parametric Technology Corp. (a)	739,800
21,538	Perot Systems Corp., Class A (a)	279,779
14,218	Plexus Corp. (a)	205,592
55,300	PMC-Sierra, Inc. (a)	269,311
63,521	QLogic Corp. (a)	719,058
21,900	Red Hat, Inc. (a)	320,835
29,200	Riverbed Technology, Inc. (a)	296,380
6,581	Rofin-Sinar Technologies, Inc. (a)	111,153
7,700	Rogers Corp. (a)	188,650
145,000	Sapient Corp. (a)	617,700
21,538	Sigma Designs, Inc. (a)	220,118
97,900	Silicon Image, Inc. (a)	359,293
12,500	Silicon Laboratories, Inc. (a)	287,875
109,943	Skyworks Solutions, Inc. (a)	474,954
26,076	Sohu.com, Inc. (a)	1,031,306
24,100	Solera Holdings, Inc. (a)	580,569
19,548	Sonicwall, Inc. (a)	68,809
45,000	Starent Networks Corp. (a)	661,500
25,900	Switch & Data Facilities Co., Inc. (a)	178,192
15,488	Sybase, Inc. (a)	422,977
15,800	Synaptics, Inc. (a)	372,406
3,500	Syntel, Inc.	75,425
32,100	TeleCommunication Systems, Inc. (a)	229,836
128,929	TIBCO Software, Inc. (a)	689,770
23,600	TiVo, Inc. (a)	169,684
15,100	Ultratech, Inc. (a)	169,120
147,018	United Online, Inc.	899,750
40,829	Vignette Corp. (a)	284,578
7,100	Vocus, Inc. (a)	108,346
65,900	Volterra Semiconductor Corp. (a)	461,300
56,600	Wind River Systems, Inc. (a)	451,102
22,136	Zoran Corp. (a)	131,488

		26,286,436

Materials (2.2%)
41,471	A. Schulman, Inc.	628,286
20,200	Ashland, Inc.	162,004
14,183	Belden, Inc.	185,230
17,771	Carpenter Technology Corp.	293,222
16,200	Cliffs Natural Resources, Inc.	375,354
33,726	Columbus McKinnon Corp. (a)	428,995
4,100	Compass Minerals International, Inc.	246,697
64,614	Entegris, Inc. (a)	89,813
31,948	Ferro Corp.	126,514
16,153	Gibraltar Industries, Inc.	165,245
13,641	Greif, Inc., Class A	412,777
5,900	L.B. Foster Co., Class A (a)	155,701
3,400	NewMarket Corp.	107,100
7,600	OM Group, Inc. (a)	147,288
10,048	Park Electrochemical Corp.	176,342

		3,700,568

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas (1.3%)
10,000	Arena Resources, Inc. (a)	243,600
62,700	Brigham Exploration Co. (a)	156,750
98,300	Gran Tierra Energy, Inc. (a)	278,189
7,000	Helmerich & Payne, Inc.	157,220
70,300	McMoRan Exploration Co. (a)	470,307
110,000	VAALCO Energy, Inc. (a)	826,100

		2,132,166

Real Estate Investment Trusts (4.0%)
9,500	American Campus Communities, Inc.	203,015
34,200	Anworth Mortgage Asset Corp.	212,040
27,521	BioMed Realty Trust, Inc.	303,832
50,000	Brandywine Realty Trust	298,500
17,100	Camden Property Trust	450,756
44,272	Cedar Shopping Centers, Inc.	271,387
13,600	Corporate Office Property Trust	358,768
17,800	Douglas Emmett, Inc.	165,540
10,089	Entertainment Properties Trust	228,516
6,000	Equity Lifestyle Properties, Inc.	226,380
45,900	Extra Space Storage, Inc.	372,249
15,278	First Industrial Realty Trust, Inc.	83,112
13,600	Highwoods Properties, Inc.	306,816
26,683	Lexington Realty Trust	118,206
32,020	Medical Properties Trust, Inc.	145,691
31,709	National Retail Properties, Inc.	457,561
28,119	Omega Healthcare Investors, Inc.	411,381
21,791	Pennsylvania Real Estate Investment Trust	96,534
13,100	Potlatch Corp.	329,989
19,317	Realty Income Corp.	372,238
5,900	Saul Centers, Inc.	192,930
39,709	Senior Housing Properties Trust	642,492
25,300	Taubman Centers, Inc.	502,205
32,905	U-Store-It Trust	123,394

		6,873,532

Services (0.2%)
20,500	Corinthian Colleges, Inc. (a)	382,940

Telecommunications (1.2%)
23,564	Atlantic Tele-Network, Inc.	506,626
98,716	Cincinnati Bell, Inc. (a)	137,215
7,300	InterDigital, Inc. (a)	236,009
9,500	MasTec, Inc. (a)	100,985

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Telecommunications, continued
8,059	NTELOS Holdings Corp.	174,397
27,521	Plantronics, Inc.	279,338
40,800	Premiere Global Services, Inc. (a)	395,352
26,324	RCN Corp. (a)	96,872
13,200	Syniverse Holdings, Inc. (a)	178,992

		2,105,786

Transportation (1.1%)
23,855	Arkansas Best Corp.	557,969
35,341	Force Protection, Inc. (a)	212,399
4,600	Overseas Shipholding Group, Inc.	164,220
24,529	Pacer International, Inc.	210,949
27,100	US Airways Group, Inc. (a)	153,657
36,229	Werner Enterprises, Inc.	543,435

		1,842,629

Utilities (3.0%)
20,653	Avista Corp.	393,233
10,729	El Paso Electric Co. (a)	177,458
2,900	IDACORP, Inc.	84,419
11,367	Laclede Group, Inc. (The)	515,948
21,046	New Jersey Resources Corp.	843,734
20,940	Nicor, Inc.	716,357
5,371	Northwest Natural Gas Co.	230,631
27,800	Portland General Electric Co.	540,710
30,200	UniSource Energy Corp.	852,848
24,917	WGL Holdings, Inc.	799,836

		5,155,174

Total Common Stocks (Cost $238,782,371)		168,077,602
Exchange Traded Funds (0.4%)
Equity Fund (0.4%)
16,000	iShares Russell 2000 Index Fund	711,680

Total Exchange Traded Funds (Cost $784,404)		711,680

Cash Equivalents (2.2%)
3,841,184	Bank of New York Cash Reserve Fund 0.05% (b)	3,841,184

Total Cash Equivalents (Cost $3,841,184)		3,841,184

Total Investments (Cost $243,407,959)—100.7%		172,630,466
Liabilities in excess of other assets—(0.7)%		(1,262,204)

Net Assets—100.0%		171,368,262

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (16.3%)
7,650	Aeropostale, Inc. (a)	161,491
6,100	Big Lots, Inc. (a)	82,045
1,700	Black & Decker Corp. (The)	49,147
19,100	Blyth, Inc.	65,131
14,400	Bob Evans Farms, Inc.	252,864
7,100	BorgWarner, Inc.	119,848
7,400	Brinker International, Inc.	81,178
1,700	Brown-Forman Corp.	77,197
5,800	Centex Corp.	49,358
4,000	DeVry, Inc.	214,320
9,900	Dollar Tree, Inc. (a)	422,829
3,800	DreamWorks Animation SKG, Inc., Class A (a)	83,410
3,500	Guess?, Inc.	56,315
7,300	Hasbro, Inc.	176,149
4,400	Herman Miller, Inc.	48,356
10,800	Hewitt Associates, Inc., Class A (a)	306,504
1,700	Hubbell, Inc., Class B	52,700
1,600	ITT Educational Services, Inc. (a)	196,016
9,400	Jarden Corp. (a)	98,042
12,200	Leggett & Platt, Inc.	152,378
2,900	Manpower, Inc.	82,534
6,000	Marvel Entertainment, Inc. (a)	165,060
8,100	MeadWestvaco Corp.	94,284
6,600	Netflix, Inc. (a)	238,524
375	NVR, Inc. (a)	159,784
4,500	Pactiv Corp. (a)	97,290
1,600	Priceline.com, Inc. (a)	107,344
13,400	Ross Stores, Inc.	394,228
12,100	Scholastic Corp.	131,890
2,400	Scotts Miracle-Gro Co. (The)	77,328
2,600	Strayer Education, Inc.	562,718
15,200	Tech Data Corp. (a)	275,272
3,800	Toll Brothers, Inc. (a)	64,676
6,900	Warnaco Group, Inc. (The) (a)	156,216

		5,352,426

Consumer Staples (5.1%)
16,000	BJ’s Wholesale Club, Inc. (a)	458,880
2,400	Buckle, Inc. (The)	50,760
5,100	Central European Distribution Corp. (a)	61,710
5,600	Corn Products International, Inc.	129,640
5,100	Crown Holdings, Inc. (a)	95,625
15,400	Foot Locker, Inc.	113,344
2,100	Hansen Natural Corp. (a)	70,350
5,900	Hormel Foods Corp.	175,997
6,600	Lancaster Colony Corp.	240,306
5,800	Timberland Co. (The), Class A (a)	63,742
5,400	Tupperware Brands Corp.	111,024
7,200	Tyson Foods, Inc., Class A	63,720
3,000	Urban Outfitters, Inc. (a)	46,740

		1,681,838

Energy (4.5%)
4,900	Atmos Energy Corp.	120,295
4,000	Cimarex Energy Co.	99,360

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
2,000	Comstock Resources, Inc. (a)	76,260
6,100	Encore Acquisition Co. (a)	165,798
3,200	ENSCO International, Inc.	87,552
5,600	Mariner Energy, Inc. (a)	55,440
5,200	Massey Energy Co.	78,936
4,500	Noble Energy, Inc.	220,185
5,400	Sunoco, Inc.	250,128
6,600	Tesoro Corp.	113,718
5,200	Tidewater, Inc.	216,372

		1,484,044

Financials (12.4%)
2,600	Alliance Data Systems Corp. (a)	108,134
13,000	Apollo Investment Corp.	85,150
9,100	Arch Capital Group Ltd. (a)	547,365
9,500	Aspen Insurance Holdings Ltd.	209,950
14,300	Associated Banc-Corp.	223,795
12,900	Astoria Financial Corp.	117,132
9,100	Broadridge Financial Solutions, Inc.	122,759
5,900	Capitol Federal Financial	244,260
4,700	Cullen/Frost Bankers, Inc.	205,719
4,000	Global Payments, Inc.	138,840
23,600	Hospitality Properties Trust	316,712
12,700	Investors Bancorp, Inc. (a)	135,636
2,800	Lender Processing Services, Inc.	72,576
3,500	PartnerRe Ltd.	229,355
6,600	Platinum Underwriters Holdings Ltd.	183,546
13,400	Protective Life Corp.	110,952
17,600	Raymond James Financial, Inc.	325,776
4,500	Reinsurance Group of America, Inc.	160,335
3,900	StanCorp Financial Group, Inc.	100,698
1,900	UMB Financial Corp.	73,606
9,000	Westamerica Bancorp	384,570

		4,096,866

Health Care (12.4%)
3,400	Advanced Medical Optics, Inc. (a)	74,698
4,100	Endo Pharmaceuticals Holdings, Inc. (a)	92,127
5,260	Facet Biotech Corp. (a)	31,981
4,200	Gen-Probe, Inc. (a)	189,084
77,500	Health Management Associates, Inc., Class A (a)	123,225
27,700	Health Net, Inc. (a)	405,251
5,200	Herbalife Ltd.	106,652
12,800	Kindred Healthcard, Inc. (a)	173,696
8,413	Life Technologies Corp. (a)	214,195
10,100	LifePoint Hospitals, Inc. (a)	227,654
4,900	Lincare Holdings, Inc. (a)	117,845
6,000	Masimo Corp. (a)	166,620
4,100	Medicis Pharmaceutical Corp., Class A	57,113
1,000	Myriad Genetics, Inc. (a)	74,570
9,400	Omnicare, Inc.	262,824
10,800	Owens & Minor, Inc.	429,516
24,400	PDL BioPharma, Inc.	156,648
3,300	ResMed, Inc. (a)	131,670
7,700	STERIS Corp.	204,820

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
3,800	Techne Corp.	227,886
4,300	Thoratec Corp. (a)	124,571
1,200	Universal Health Services, Inc.	45,420
14,300	Valeant Pharmaceuticals International (a)	310,310
3,000	Watson Pharmaceuticals, Inc. (a)	81,840
2,600	WellCare Health Plans, Inc. (a)	38,428

		4,068,644

Industrials (12.7%)
19,800	Agco Corp. (a)	421,344
700	Alliant Techsystems, Inc. (a)	56,567
5,300	Arrow Electronics, Inc. (a)	101,071
2,300	Bemis Co., Inc.	51,911
8,200	Brink’s Co. (The)	216,726
7,200	Bucyrus International, Inc.	111,600
1,800	Clean Harbors, Inc. (a)	96,318
4,500	EMCOR Group, Inc. (a)	92,655
3,200	FLIR Systems, Inc. (a)	79,904
4,900	Flowers Foods, Inc.	105,301
9,700	Flowserve Corp.	517,107
4,600	Frontline Ltd.	131,146
2,200	Gardner Denver, Inc. (a)	47,894
5,400	Granite Construction, Inc.	190,188
1,900	Jacobs Engineering Group, Inc. (a)	73,473
8,900	Joy Global, Inc.	185,387
13,400	KBR, Inc.	189,744
4,200	Lincoln Electric Holdings, Inc.	172,914
4,000	Oil States International, Inc. (a)	73,240
12,200	Olin Corp.	171,410
6,300	Oshkosh Corp.	45,486
4,600	Shaw Group, Inc. (The) (a)	127,880
1,400	SPX Corp.	58,954
4,100	Teleflex, Inc.	218,038
1,200	URS Corp. (a)	40,860
2,100	Valmont Industries, Inc.	85,218
5,700	Valspar Corp. (The)	98,895
10,000	Wabtec Corp.	299,300
11,400	Worthington Industries, Inc.	114,684

		4,175,215

Information Technology (11.0%)
54,500	3com Corp. (a)	126,985
5,000	ACI Worldwide, Inc. (a)	84,950
2,100	Affiliated Computer Services, Inc. (a)	96,306
18,900	Amkor Technology, Inc. (a)	43,848
5,000	ANSYS, Inc. (a)	124,300
39,400	Atmel Corp. (a)	131,596
5,800	Avnet, Inc. (a)	114,956
5,600	Avocent Corp. (a)	80,360
9,700	Compuware Corp. (a)	63,050
2,300	Diebold, Inc.	56,994
7,000	DST Systems, Inc. (a)	222,390
1,700	Dun & Bradstreet Corp. (The)	129,200
8,000	F5 Networks, Inc. (a)	177,360
5,300	Gartner, Inc. (a)	75,048

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
29,900	Ingram Micro, Inc. (a)	366,873
4,500	Lexmark International, Inc., Class A (a)	106,560
12,100	LSI Logic Corp. (a)	38,478
2,300	Mantech International Corp. (a)	123,349
4,500	Metavante Technologies, Inc. (a)	65,295
22,200	NCR Corp. (a)	278,610
9,400	SAIC, Inc. (a)	185,556
7,100	Silicon Laboratories, Inc. (a)	163,513
2,600	Sohu.com, Inc. (a)	102,830
13,100	Sybase, Inc. (a)	357,761
7,300	Synopsys, Inc. (a)	135,050
5,000	Western Digital Corp. (a)	73,400
12,800	Wind River Systems, Inc. (a)	102,016

		3,626,634

Materials (3.6%)
1,100	Alpha Natural Resources, Inc. (a)	17,952
1,700	CF Industries Holdings, Inc.	79,900
3,400	Cliffs Natural Resources, Inc.	78,778
5,200	Compass Minerals International, Inc.	312,884
2,600	Cytec Industries, Inc.	53,144
1,600	Eastman Chemical Co.	41,520
5,900	FMC Corp.	263,258
2,900	Minerals Technologies, Inc.	109,649
10,800	Terra Industries, Inc.	221,184
1,100	Walter Industries, Inc.	20,284

		1,198,553

Oil & Gas (2.0%)
3,300	Bill Barrett Corp. (a)	72,963
6,100	FMC Technologies, Inc. (a)	180,499
5,600	Helmerich & Payne, Inc.	125,776
6,900	McMoRan Exploration Co. (a)	46,161
8,100	Pride International, Inc. (a)	130,572
4,500	Rowan Cos., Inc.	56,970
1,400	Whiting Petroleum Corp. (a)	40,600

		653,541

Real Estate Investment Trusts (6.3%)
20,900	Annaly Capital Management, Inc.	316,426
3,700	Entertainment Properties Trust	83,805
3,300	Federal Realty Investment Trust	167,079
16,100	First Industrial Realty Trust, Inc.	87,584
5,200	Health Care REIT, Inc.	196,612
50,900	HRPT Properties Trust	161,862
3,500	Liberty Property Trust	70,000
3,100	Macerich Co. (The)	45,694
15,700	Mack-Cali Realty Corp.	319,024
8,800	Nationwide Health Properties, Inc.	224,664
12,500	Potlatch Corp.	314,875
6,300	SL Green Realty Corp.	98,973

		2,086,598

Services (0.8%)
2,300	Brink’s Home Security Holdings, Inc. (a)	52,601
4,700	Corinthian Colleges, Inc. (a)	87,796

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Services, continued
5,400	Weight Watchers International, Inc.	123,174

		263,571

Telecommunications (1.0%)
3,300	ADTRAN, Inc.	49,995
5,700	CenturyTel, Inc.	154,698
4,200	Telephone & Data Systems, Inc.	128,142

		332,835

Transportation (1.9%)
5,400	Alaska Air Group, Inc. (a)	142,344
3,100	J.B. Hunt Transport Services, Inc.	69,037
1,900	Overseas Shipholding Group, Inc.	67,830
22,800	Werner Enterprises, Inc.	342,000

		621,211

Utilities (9.0%)
14,100	Alliant Energy Corp.	406,503
6,100	Energen Corp.	178,181
17,100	Hawaiian Electric Industries, Inc.	370,728
4,700	IDACORP, Inc.	136,817

Shares	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
5,500	NV Energy, Inc.	59,015
6,900	Piedmont Natural Gas Co., Inc.	178,779
2,300	Pinnacle West Capital Corp.	76,981
7,000	Puget Energy, Inc.	205,800
6,300	SCANA Corp.	216,027
6,800	UGI Corp.	172,516
13,800	Vectren Corp.	355,902
3,500	WGL Holdings, Inc.	112,350
10,800	Wisconsin Energy Corp.	481,464

		2,951,063

Total Common Stocks (Cost $45,046,493)		32,593,039

Investment Companies (1.0%)
333,080	Victory Federal Money Market Fund, Investor Shares, 0.14% (b)	333,080

Total Investment Companies (Cost $333,080)		333,080

Total Investments (Cost $45,379,573)—100.0%		32,926,119
Liabilities in excess of other assets—0.0%		(15,200)

Net Assets—100.0%		32,910,919

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.4%)
Consumer Discretionary (13.1%)
7,400	Apollo Group, Inc., Class A (a)	602,804
2,600	AutoZone, Inc. (a)	345,514
16,300	Avon Products, Inc.	333,335
5,600	Big Lots, Inc. (a)	75,320
16,900	Brown-Forman Corp.	767,429
9,500	Bunge Ltd.	407,930
29,840	Colgate-Palmolive Co.	1,940,794
33,600	Comcast Corp., Class A	492,240
3,700	Fortune Brands, Inc.	118,400
27,190	McDonald’s Corp.	1,577,564
4,570	NIKE, Inc., Class B	206,792
19,800	Pactiv Corp. (a)	428,076
4,900	Sherwin-Williams Co. (The)	233,975
57,210	TJX Cos., Inc. (The)	1,111,018
48,600	Wal-Mart Stores, Inc.	2,290,032

		10,931,223

Consumer Staples (7.1%)
12,400	Archer-Daniels-Midland Co.	339,512
15,400	Coca-Cola Co. (The)	657,888
15,800	Gap, Inc. (The)	178,224
12,000	Jones Apparel Group, Inc.	41,520
46,970	Kroger Co. (The)	1,056,825
5,800	Lorillard, Inc.	344,868
18,500	Pepsi Bottling Group, Inc. (The)	356,865
19,304	PepsiCo, Inc.	969,640
19,945	Procter & Gamble Co. (The)	1,087,002
33,800	Sysco Corp.	753,402
6,700	Urban Outfitters, Inc. (a)	104,386

		5,890,132

Energy (21.3%)
32,900	Chesapeake Energy Corp.	520,149
51,060	Chevron Corp.	3,600,751
8,290	Devon Energy Corp.	510,664
12,300	ENSCO International, Inc.	336,528
123,940	Exxon Mobil Corp.	9,478,931
4,400	Hess Corp.	244,684
17,100	Massey Energy Co.	259,578
6,400	Murphy Oil Corp.	282,752
17,300	Noble Energy, Inc.	846,489
22,000	Southwestern Energy Co. (a)	696,300
3,100	Sunoco, Inc.	143,592
20,900	Tesoro Corp.	360,107
20,070	Valero Energy Corp.	484,089

		17,764,614

Financials (4.6%)
13,100	Aflac, Inc.	304,051
20,200	Charles Schwab Corp. (The)	274,518
6,650	Chubb Corp. (The)	283,157
9,460	CIGNA Corp.	164,226
1,500	CME Group, Inc.	260,865
28,800	Discover Financial Services	205,920
6,800	Goldman Sachs Group, Inc. (The)	548,964

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
7,700	H&R Block, Inc.	159,621
16,700	Hudson City Bancorp, Inc.	193,720
5,330	MasterCard, Inc., Class A	723,707
27,390	Morgan Stanley	554,100
8,900	Wells Fargo & Co.	168,210

		3,841,059

Health Care (16.0%)
8,970	AmerisourceBergen Corp.	325,790
42,440	Amgen, Inc. (a)	2,327,834
15,360	Baxter International, Inc.	900,864
13,600	C. R. Bard, Inc.	1,163,752
24,900	Express Scripts, Inc. (a)	1,338,624
2,700	Genentech, Inc. (a)	219,348
15,400	Gilead Sciences, Inc. (a)	781,858
14,000	Humana, Inc. (a)	531,020
79,960	Johnson & Johnson	4,612,893
10,200	St. Jude Medical, Inc. (a)	370,974
13,700	UnumProvident Corp.	193,992
4,500	Varian Medical Systems, Inc. (a)	167,085
8,600	Wyeth	369,542

		13,303,576

Industrials (6.6%)
5,900	Agco Corp. (a)	125,552
24,560	Cummins, Inc.	588,949
18,200	Emerson Electric Co.	595,140
3,500	Flowserve Corp.	186,585
8,600	Fluor Corp.	334,540
16,000	General Dynamics Corp.	907,680
23,190	Honeywell International, Inc.	760,864
4,600	Joy Global, Inc.	95,818
12,350	Lockheed Martin Corp.	1,013,194
10,800	Raytheon Co.	546,696
5,100	W.W. Grainger, Inc.	372,045

		5,527,063

Information Technology (23.1%)
51,870	Accenture Ltd., Class A	1,637,017
38,900	Activision Blizzard, Inc. (a)	340,764
21,900	Adobe Systems, Inc. (a)	422,889
5,700	Agilent Technologies, Inc. (a)	103,056
45,800	Altera Corp.	704,404
9,800	Amazon.com, Inc. (a)	576,436
9,100	Analog Devices, Inc.	181,818
12,960	Apple Computer, Inc. (a)	1,168,085
18,100	Applied Materials, Inc.	169,597
7,300	Automatic Data Processing, Inc.	265,209
4,200	Avnet, Inc. (a)	83,244
4,900	BMC Software, Inc. (a)	124,117
33,100	CA, Inc.	595,469
56,490	Cisco Systems, Inc. (a)	845,655
85,800	Compuware Corp. (a)	557,700
55,400	Dell, Inc. (a)	526,300
900	Google, Inc., Class A (a)	304,677

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
54,250	Hewlett-Packard Co.	1,885,188
72,600	Intel Corp.	936,540
11,980	International Business Machines Corp.	1,097,967
44,400	Juniper Networks, Inc. (a)	628,704
30,700	Lexmark International, Inc., Class A (a)	726,976
5,900	McAfee, Inc. (a)	179,891
11,300	MEMC Electronic Materials, Inc. (a)	153,680
145,230	Microsoft Corp.	2,483,433
23,800	QLogic Corp. (a)	269,416
37,000	QUALCOMM, Inc.	1,278,350
106,130	Seagate Technology (a)	0
36,500	Symantec Corp. (a)	559,545
7,900	Western Digital Corp. (a)	115,972
27,500	Yahoo!, Inc. (a)	322,575

		19,244,674

Materials (1.6%)
27,200	AK Steel Holding Corp.	219,504
6,600	CF Industries Holdings, Inc.	310,200
7,800	FMC Corp.	348,036
1,700	Monsanto Co.	129,302
6,200	Mosaic Co. (The)	221,154
2,600	Sigma-Aldrich Corp.	93,808

		1,322,004

Oil & Gas (2.5%)
11,400	Cameron International Corp. (a)	264,024
5,100	FMC Technologies, Inc. (a)	150,909
16,500	Nabors Industries Ltd. (a)	180,675
38,800	Noble Corp.	1,053,420

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas, continued
19,200	Rowan Cos., Inc.	243,072
3,600	Transocean Ltd. (a)	196,632

		2,088,732

Real Estate Investment Trusts (0.2%)
9,500	Annaly Capital Management, Inc.	143,830

Telecommunications (0.9%)
15,900	DIRECTV Group, Inc. (The) (a)	348,210
9,700	Harris Corp.	419,913

		768,123

Transportation (1.1%)
2,600	C.H. Robinson Worldwide, Inc.	119,548
6,100	Norfolk Southern Corp.	233,996
50,600	Southwest Airlines Co.	355,718
4,200	United Parcel Service, Inc., Class B	178,458

		887,720

Utilities (0.3%)
5,900	Dominion Resources, Inc.	207,562

Total Common Stocks (Cost $111,001,152)		81,920,312

Investment Companies (1.7%)
1,385,368	Victory Federal Money Market Fund, Investor Shares, 0.14% (b)	1,385,368

Total Investment Companies (Cost $1,385,368)		1,385,368

Total Investments (Cost $112,386,520)—100.1%		83,305,680
Liabilities in excess of other assets—(0.1)%		(70,900)

Net Assets—100.0%		83,234,780

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.0%)
Consumer Discretionary (14.5%)
12,700	Bunge Ltd.	545,338
30,560	Colgate-Palmolive Co.	1,987,623
61,200	Comcast Corp., Class A	896,580
30,700	Leggett & Platt, Inc.	383,443
24,085	McDonald’s Corp.	1,397,412
24,660	Omnicom Group, Inc.	638,447
21,700	Owens-Illinois, Inc. (a)	412,300
25,620	Philip Morris International, Inc.	951,783
39,400	TJX Cos., Inc. (The)	765,148
43,200	Wal-Mart Stores, Inc.	2,035,584
21,930	Walt Disney Co. (The)	453,512

		10,467,170

Consumer Staples (6.5%)
21,820	Altria Group, Inc.	360,903
8,600	Archer-Daniels-Midland Co.	235,468
22,100	ConAgra Foods, Inc.	377,910
46,250	Kroger Co. (The)	1,040,625
5,500	Lorillard, Inc.	327,030
18,200	Pepsi Bottling Group, Inc. (The)	351,078
21,895	PepsiCo, Inc.	1,099,786
6,171	Procter & Gamble Co. (The)	336,319
26,500	Sysco Corp.	590,685

		4,719,804

Energy (12.3%)
39,120	ConocoPhillips	1,859,374
16,730	Devon Energy Corp.	1,030,568
14,280	ENSCO International, Inc.	390,701
57,840	Exxon Mobil Corp.	4,423,603
19,300	Massey Energy Co.	292,974
35,510	Valero Energy Corp.	856,501

		8,853,721

Financials (10.5%)
5,500	Aflac, Inc.	127,655
18,910	Allstate Corp. (The)	409,780
40,520	Bank of America Corp.	266,622
13,000	Charles Schwab Corp. (The)	176,670
7,800	Goldman Sachs Group, Inc. (The)	629,694
13,500	H&R Block, Inc.	279,855
23,900	Hudson City Bancorp, Inc.	277,240
58,175	JPMorgan Chase & Co.	1,484,044
3,350	MasterCard, Inc., Class A	454,863
34,100	Morgan Stanley	689,843
11,200	Northern Trust Corp.	644,224
5,900	State Street Corp.	137,293
20,460	Travelers Cos., Inc. (The)	790,574
30,100	U.S. Bancorp	446,684
40,200	Wells Fargo & Co.	759,780

		7,574,821

Health Care (15.5%)
20,100	AmerisourceBergen Corp.	730,032
25,100	Amgen, Inc. (a)	1,376,735
13,310	Baxter International, Inc.	780,631

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
6,400	C. R. Bard, Inc.	547,648
19,200	Eli Lilly & Co.	706,944
24,200	Express Scripts, Inc. (a)	1,300,992
54,526	Johnson & Johnson	3,145,605
116,938	Pfizer, Inc.	1,704,956
22,700	UnumProvident Corp.	321,432
13,400	Wyeth	575,798

		11,190,773

Industrials (8.8%)
17,700	Agco Corp. (a)	376,656
13,740	Cummins, Inc.	329,485
37,550	Emerson Electric Co.	1,227,885
11,600	Fluor Corp.	451,240
26,900	General Electric Co.	326,297
14,030	Honeywell International, Inc.	460,324
18,160	Lockheed Martin Corp.	1,489,847
13,660	Northrop Grumman Corp.	657,319
14,290	W.W. Grainger, Inc.	1,042,456

		6,361,509

Information Technology (15.3%)
44,900	Accenture Ltd., Class A	1,417,044
76,100	Activision Blizzard, Inc. (a)	666,636
51,800	Altera Corp.	796,684
23,000	Analog Devices, Inc.	459,540
9,100	Apple Computer, Inc. (a)	820,183
7,400	Automatic Data Processing, Inc.	268,842
16,950	Avnet, Inc. (a)	335,949
24,900	Dell, Inc. (a)	236,550
71,720	Hewlett-Packard Co.	2,492,270
31,800	Intel Corp.	410,220
49,900	Juniper Networks, Inc. (a)	706,584
56,390	Microsoft Corp.	964,269
21,800	QUALCOMM, Inc.	753,190
35,900	Symantec Corp. (a)	550,347
13,000	Yahoo!, Inc. (a)	152,490

		11,030,798

Materials (2.4%)
33,100	AK Steel Holding Corp.	267,117
17,500	FMC Corp.	780,850
18,900	Mosaic Co. (The)	674,163

		1,722,130

Oil & Gas (1.8%)
24,500	Cameron International Corp. (a)	567,420
17,800	FMC Technologies, Inc. (a)	526,702
8,100	Noble Corp.	219,915

		1,314,037

Real Estate Investment Trusts (0.7%)
5,200	Boston Properties, Inc.	225,160
12,500	HCP, Inc.	291,750

		516,910

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Telecommunications (3.7%)
26,646	AT&T, Inc.	656,025
12,000	CenturyTel, Inc.	325,680
37,300	Verizon Communications, Inc.	1,114,151
65,100	Windstream Corp.	565,068

		2,660,924

Transportation (1.5%)
14,100	Norfolk Southern Corp.	540,876
74,800	Southwest Airlines Co.	525,844

		1,066,720

Utilities (4.5%)
36,800	Dominion Resources, Inc.	1,294,624
17,300	Nicor, Inc.	591,833
39,600	Southern Co.	1,324,620

		3,211,077

Total Common Stocks (Cost $100,204,646)		70,690,394

Shares	Security Description	Value ($)
Investment Companies (2.0%)
1,427,206	Victory Federal Money Market Fund, Investor Shares, 0.14% (b)	1,427,206
3,819	Victory Institutional Money Market Fund, Investor Shares, 0.99% (b)	3,819

Total Investment Companies (Cost $1,431,025)		1,431,025

Total Investments (Cost $101,635,671)—100.0%		72,121,419
Other assets in excess of liabilities—0.0%		3,940

Net Assets—100.0%		72,125,359

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.4%)
Consumer Discretionary (8.5%)
2,300	Brown-Forman Corp.	104,443
6,900	Bunge Ltd.	296,286
45,600	Comcast Corp., Class A	668,040
4,900	Fortune Brands, Inc.	156,800
24,400	Home Depot, Inc. (The)	525,332
22,200	Interpublic Group of Cos., Inc. (The) (a)	73,926
18,100	Leggett & Platt, Inc.	226,069
10,900	McDonald’s Corp.	632,418
14,300	MeadWestvaco Corp.	166,452
20,000	Owens-Illinois, Inc. (a)	380,000
4,900	Pactiv Corp. (a)	105,938
2,200	Sherwin-Williams Co. (The)	105,050
600	Strayer Education, Inc.	129,858
10,000	Tech Data Corp. (a)	181,100
50,800	Time Warner, Inc.	473,964
10,000	Toll Brothers, Inc. (a)	170,200
12,600	Wal-Mart Stores, Inc.	593,712
29,940	Walt Disney Co. (The)	619,159

		5,608,747

Consumer Staples (9.0%)
29,100	Archer-Daniels-Midland Co.	796,758
10,700	BJ’s Wholesale Club, Inc. (a)	306,876
15,300	ConAgra Foods, Inc.	261,630
5,700	Crown Holdings, Inc. (a)	106,875
18,700	Foot Locker, Inc.	137,632
18,600	Gap, Inc. (The)	209,808
6,400	General Mills, Inc.	378,560
3,900	Genuine Parts Co.	124,878
30,000	Jones Apparel Group, Inc.	103,800
37,670	Kroger Co. (The)	847,575
6,500	Lorillard, Inc.	386,490
17,000	Pepsi Bottling Group, Inc. (The)	327,930
4,010	PepsiCo, Inc.	201,422
17,353	Procter & Gamble Co. (The)	945,739
6,400	Reynolds American, Inc.	244,352
11,200	Sara Lee Corp.	112,336
21,100	Sysco Corp.	470,319

		5,962,980

Energy (20.1%)
5,990	Atmos Energy Corp.	147,055
13,300	Chesapeake Energy Corp.	210,273
52,190	Chevron Corp.	3,680,439
19,600	ConocoPhillips	931,588
3,210	Devon Energy Corp.	197,736
63,650	Duke Energy Corp.	964,297
61,508	Exxon Mobil Corp.	4,704,132
23,500	Mariner Energy, Inc. (a)	232,650
6,800	Massey Energy Co.	103,224
8,500	Noble Energy, Inc.	415,905
9,700	Plains Exploration & Product Co. (a)	204,864

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
16,900	Southwestern Energy Co. (a)	534,885
17,900	Tesoro Corp.	308,417
28,960	Valero Energy Corp.	698,515

		13,333,980

Financials (17.6%)
14,190	ACE Ltd.	619,535
7,600	Aflac, Inc.	176,396
3,720	Allstate Corp. (The)	80,612
10,300	Arch Capital Group Ltd. (a)	619,545
68,947	Bank of America Corp.	453,671
17,100	BB&T Corp.	338,409
4,200	Capital One Financial Corp.	66,528
2,500	Capitol Federal Financial	103,500
21,100	Charles Schwab Corp. (The)	286,749
2,770	Chubb Corp. (The)	117,947
62,560	Citigroup, Inc.	222,088
4,400	Cullen/Frost Bankers, Inc.	192,588
6,900	Federated Investors, Inc., Class B	134,688
8,140	Goldman Sachs Group, Inc. (The)	657,142
9,150	Hospitality Properties Trust	122,793
23,200	Hudson City Bancorp, Inc.	269,120
78,499	JPMorgan Chase & Co.	2,002,510
2,700	MasterCard, Inc., Class A	366,606
7,900	Morgan Stanley	159,817
4,300	Northern Trust Corp.	247,336
9,600	PartnerRe Ltd.	629,088
2,200	PNC Financial Services Group, Inc.	71,544
11,000	Raymond James Financial, Inc.	203,610
4,700	Reinsurance Group of America, Inc.	167,461
7,800	State Street Corp.	181,506
8,570	SunTrust Banks, Inc.	105,068
22,700	Travelers Cos., Inc. (The)	877,128
29,800	U.S. Bancorp	442,232
90,600	Wells Fargo & Co.	1,712,340

		11,627,557

Health Care (15.3%)
20,930	AmerisourceBergen Corp.	760,178
23,500	Amgen, Inc. (a)	1,288,975
3,900	C. R. Bard, Inc.	333,723
6,200	Eli Lilly & Co.	228,284
2,800	Express Scripts, Inc. (a)	150,528
37,700	Herbalife Ltd.	773,227
3,200	Humana, Inc. (a)	121,376
45,200	Johnson & Johnson	2,607,588
15,300	LifePoint Hospitals, Inc. (a)	344,862
147,200	Pfizer, Inc.	2,146,176
10,200	UnumProvident Corp.	144,432
6,400	WellPoint, Inc. (a)	265,280
22,500	Wyeth	966,825

		10,131,454

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials (7.6%)
12,700	Agco Corp. (a)	270,256
32,760	Emerson Electric Co.	1,071,252
4,400	Flowserve Corp.	234,564
8,020	Fluor Corp.	311,978
3,800	General Dynamics Corp.	215,574
29,160	General Electric Co.	353,711
17,070	Honeywell International, Inc.	560,066
2,100	Mettler-Toledo International, Inc. (a)	139,818
24,600	Raytheon Co.	1,245,252
8,300	W.W. Grainger, Inc.	605,485

		5,007,956

Information Technology (2.7%)
14,950	Accenture Ltd., Class A	471,822
3,300	Adobe Systems, Inc. (a)	63,723
11,100	Altera Corp.	170,718
4,800	Automatic Data Processing, Inc.	174,384
9,400	Ingram Micro, Inc. (a)	115,338
7,800	Intel Corp.	100,620
15,200	Lexmark International, Inc., Class A (a)	359,936
26,900	QLogic Corp. (a)	304,508

		1,761,049

Materials (1.5%)
12,800	AK Steel Holding Corp.	103,296
9,200	FMC Corp.	410,504
9,800	Mosaic Co. (The)	349,566
3,700	Sigma-Aldrich Corp.	133,496

		996,862

Oil & Gas (0.1%)
6,000	Pride International, Inc. (a)	96,720

Real Estate Investment Trusts (2.6%)
30,000	Annaly Capital Management, Inc.	454,200
25,100	Brandywine Realty Trust	149,847
6,500	Digital Realty Trust, Inc.	207,350
4,000	Equity Residential	95,720
5,000	Health Care REIT, Inc.	189,050
52,240	HRPT Properties Trust	166,123

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
9,200	Mack-Cali Realty Corp.	186,944
9,600	SL Green Realty Corp.	150,816
6,900	Weingarten Realty Investors	111,711

		1,711,761

Services (0.2%)
7,400	Weight Watchers International, Inc.	168,794

Telecommunications (6.5%)
53,011	AT&T, Inc.	1,305,131
6,260	CenturyTel, Inc.	169,896
11,700	DIRECTV Group, Inc. (The) (a)	256,230
59,100	Sprint Nextel Corp. (a)	143,613
59,020	Verizon Communications, Inc.	1,762,928
75,200	Windstream Corp.	652,736

		4,290,534

Transportation (0.7%)
6,900	Norfolk Southern Corp.	264,684
30,000	Southwest Airlines Co.	210,900

		475,584

Utilities (6.0%)
22,900	Alliant Energy Corp.	660,207
43,600	Dominion Resources, Inc.	1,533,848
11,690	Edison International	380,743
11,900	Energen Corp.	347,599
3,800	FirstEnergy Corp.	189,962
26,800	Southern Co.	896,460

		4,008,819

Total Common Stocks (Cost $96,306,522)		65,182,797

Investment Companies (1.5%)
985,730	Victory Federal Money Market Fund, Investor Shares, 0.14% (b)	985,730

Total Investment Companies (Cost $985,730)		985,730

Total Investments (Cost $97,292,252)—99.9%		66,168,527
Other assets in excess of liabilities — 0.1%		54,961

Net Assets—100.0%		66,223,488

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (31.3%)
Consumer Discretionary (1.6%)
2,990,000	Comcast Corp., 5.85%, 11/15/15	2,927,766
802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	781,686

		3,709,452

Consumer Staples (0.7%)
1,660,000	Starbucks Corp., 6.25%, 8/15/17	1,559,208

Energy (3.9%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	1,994,297
1,000,000	ConocoPhillips, 4.75%, 2/1/14	997,190
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,114,883
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,805,820
2,625,000	Smith International, Inc., 6.00%, 6/15/16	2,395,969

		9,308,159

Financials (15.3%)
Banking (2.0%)
368,165	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	365,178
2,675,000	Regions Bank, 3.25%, 12/9/11	2,751,422
1,480,000	Wells Fargo & Co., 5.63%, 12/11/17	1,452,306

		4,568,906

Financial Services (13.3%)
463,000	American Express Credit Co., 5.00%, 12/2/10	452,170
125,000	BP Capital Markets PLC, 5.25%, 11/7/13	132,928
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,119,776
1,000,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	885,083
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/09 @ 100, MTN	1,039,690
3,575,000	General Electric Capital Corp., Series G, 3.00%, 12/9/11	3,652,603
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	210,213
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	1,029,627
1,000,000	International Lease Finance Corp., Series P, 1.49% (a), 1/15/10, MTN	883,639
3,450,000	International Lease Finance Corp., 1.61% (a), 7/13/12	2,431,042
1,275,000	Merrill Lynch & Co., 2.44% (a), 5/8/09, MTN	1,263,797
3,700,000	Merrill Lynch & Co., Series C, 2.43% (a), 6/5/12, MTN	3,187,987
3,600,000	Morgan Stanley, 1.95%, 6/20/12	3,541,993

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financial Services, continued
1,400,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	1,694,025
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	2,633,314
1,000,000	Principal Life Global Funding, 5.13%, 10/15/13, MTN (b)	927,355
5,000,000	Sun Life Financial, Inc., 1.71% (a), 10/6/13 (b)	4,597,780
700,000	Textron Financial Corp., 5.13%, 11/1/10	560,423
1,142,142	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	1,152,223

		31,395,668

		35,964,574

Industrials (2.1%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,784,163
2,300,000	General Electric Co., 5.00%, 2/1/13	2,297,824

		5,081,987

Information Technology (0.3%)
625,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	612,416

Supranational Agency (0.4%)
1,000,000	European Investment Bank, 2.38%, 3/14/14	980,490

Technology (0.9%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	952,434
1,485,000	Science Applications International Corp., 5.50%, 7/1/33	1,109,060

		2,061,494

Telecommunications (2.8%)
1,325,000	AT&T, Inc., 4.13%, 9/15/09	1,342,649
2,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	2,137,657
1,550,000	Harris Corp., 5.00%, 10/1/15	1,313,716
2,000,000	Harris Corp., 5.95%, 12/1/17	1,765,094

		6,559,116

Transportation (1.8%)
759,498	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	707,419
3,881,374	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	3,609,678

		4,317,097

Utilities (1.5%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,202,872
1,300,000	Georgia Power Co., Series Q, 4.90%, 9/15/13	1,343,978

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Utilities, continued
1,007,000	PacifiCorp, 5.45%, 9/15/13	1,049,089

		3,595,939

Total Corporate Bonds (Cost $78,532,265)		73,749,932

Municipal Bonds (1.0%)
Hawaii (0.6%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,429,317

Michigan (0.4%)
1,000,000	Michigan State University, 2.00%, 3/3/09	1,000,000

Total Municipal Bonds (Cost $2,410,000)		2,429,317

U.S. Government Agency Mortgage-Backed Obligations (42.9%)
Federal Home Loan Mortgage Corp. (18.2%)
2,175,761	5.50%, 4/1/21	2,247,962
2,007,250	4.50%, 8/1/33	2,022,096
2,307,700	5.00%, 5/1/34	2,350,104
4,279,539	5.50%, 3/1/35	4,386,617
1,503,111	6.00%, 4/1/36	1,552,933
5,244,035	5.00%, 6/1/36	5,331,381
5,547,909	5.83%, 12/1/36	5,757,227
5,307,961	6.00%, 12/1/36	5,483,897
2,883,820	5.50%, 1/1/37	2,917,675
2,411,517	6.50%, 5/1/37	2,516,634
7,573,911	6.50%, 8/1/38	7,904,054

		42,470,580

Federal National Mortgage Assoc. (23.9%)
1,478,032	4.50%, 6/1/14	1,507,142
2,603,751	4.50%, 3/1/19	2,647,437
735,977	4.50%, 10/1/33	743,115
2,397,389	5.00%, 1/1/34	2,447,434
677,850	5.00%, 3/1/34	692,000
3,203,705	5.08% (a), 9/1/34	3,247,676
2,780,106	5.05% (a), 10/1/34	2,860,703
2,536,519	5.50%, 2/1/35	2,603,446
5,946,961	5.50%, 2/1/35	6,103,874
2,185,792	6.00%, 4/1/35	2,260,541
8,188,000	5.50%, 7/25/35	8,446,850
1,304,170	5.00%, 8/1/35	1,326,912
3,511,851	5.50%, 10/1/35	3,601,221
2,180,131	6.00%, 12/1/35	2,251,961
1,868,530	6.00%, 10/1/36	1,928,343
2,890,723	5.50%, 12/1/36	2,925,893
5,691,162	5.57% (a), 1/1/37	5,873,309
4,859,479	6.50%, 4/1/38	5,068,822

		56,536,679

Government National Mortgage Assoc. (0.8%)
1,919,237	5.50%, 11/15/35	1,970,787

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $96,861,712)		100,978,046

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (6.4%)
Federal Home Loan Mortgage Corp. (1.7%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,073,811
540,000	5.00%, 4/30/15, Callable 4/30/09 @ 100, MTN	544,396
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	367,102

		3,985,309

Federal National Mortgage Assoc. (3.3%)
3,060,000	2.00%, 1/9/12	3,057,133
625,000	4.25%, 4/24/13, Callable 4/24/09 @ 100	629,655
900,000	2.88%, 12/11/13	916,493
2,900,000	5.55%, 3/29/19, Callable 2/17/09 @ 100	2,902,314
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	188,378

		7,693,973

Overseas Private Investment Corp. (0.4%)
1,000,000	4.11%, 12/15/13, MTN (c)	1,022,964

Small Business Administration Corp. (0.2%)
424,592	6.34%, 8/1/11	438,153

Tennessee Valley Authority (0.4%)
880,000	5.50%, 7/18/17	972,629

U.S. Department of Housing & Urban Development (0.4%)
770,000	3.44%, 8/1/11	799,651

Total U.S. Government Agencies (Cost $14,754,009)		14,912,679

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds (8.4%)
2,850,000	7.88%, 2/15/21	3,994,010
700,000	5.50%, 8/15/28	852,032
13,125,000	4.50%, 2/15/36	14,884,577

		19,730,619

U.S. Treasury Notes (8.2%)
4,200,000	4.75%, 3/31/11	4,546,172
2,516,000	4.63%, 7/31/12	2,786,473
7,675,000	4.25%, 8/15/15	8,622,985
3,000,000	4.63%, 11/15/16	3,407,814

		19,363,444

Total U.S. Treasury Obligations (Cost $39,672,538)		39,094,063

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies (1.4%)
3,264,757	Victory Federal Money Market Fund, Investor Shares, 0.14% (d)	3,264,757

Total Investment Companies (Cost $3,264,757)		3,264,757

Total Investments (Cost $235,495,281)—99.6%		234,428,794
Other assets in excess of liabilities—0.4%		920,894

Net Assets—100.0%		235,349,688

(a)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2009.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009, all such securities in total represented 2.3% of net assets.
(c)	Security was fair valued using methods approved by the Board of Trustees and represents 0.4% of net assets as of January 31, 2009.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

GO—General Obligation

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (95.6%)
Arizona (2.9%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	5,392,497
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,753,382

		7,145,879

California (0.7%)
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21% (b), 8/1/27, FSA-CR	1,638,550

Connecticut (0.6%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	1,559,900

Florida (3.5%)
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	1,962,760
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,157,140
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,496,075

		8,615,975

Georgia (4.3%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,501,115
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	514,055
6,385,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,353,860

		10,369,030

Hawaii (58.4%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,035,100
12,640,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	13,556,400
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	689,954

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,655,000	Hawaii County GO, Series A, 5.25%, 7/15/17	1,893,816
1,655,000	Hawaii County GO, Series A, 6.00%, 7/15/26, Callable 7/15/18 @100	1,771,926
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,004,500
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	2,998,080
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,079,140
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	4,513,288
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/09 @ 100, AMBAC	2,208,890
6,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Queen’s Health Systems, Series C, 4.50% (a), 7/1/28, AMBAC, SPA - Bank of America N.A.	6,000,000
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,305,260
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,466,626
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,522,327
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,694,020
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	606,950
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,112,710
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	3,115,822
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,715,782

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,630,760
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,181,068
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,587,630
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,692,856
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 101.50, FNMA	1,765,380
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,167,980
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	2,113,155
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,629,743
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,857,175
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,319,799
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	949,830
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,293,420
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,101,165
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	995,835
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,866,184
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,855,250
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	720,723
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,553,425

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,367,650
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,011,520
6,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, FSA	7,237,112
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	5,095,800
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, MBIA	3,187,737
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,311,944
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, FGIC	4,340,708
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,367,309
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,141,130
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,375,062
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,141,130
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	846,398

		141,995,469

Illinois (4.0%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,183,880
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, FGIC	4,950,918
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89%, 2/1/23, FGIC (b)	2,673,228

		9,808,026

Indiana (0.5%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,153,280

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Kentucky (0.6%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,376,987

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,073,270

Michigan (2.3%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,260,340
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,383,472

		5,643,812

Missouri (0.9%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,162,420

Ohio (1.4%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	856,390
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	213,829
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,096,420
1,000,000	Ohio State Highway Capital Improvements GO, Buckeye Savers, Series K, 5.00%, 5/1/17	1,171,310

		3,337,949

Pennsylvania (2.9%)
6,000,000	East Stroudsburg Area School District GO, Series A, 7.75%, 9/1/27, Callable 9/1/17 @ 100, FGIC	7,157,400

Puerto Rico (1.1%)
3,000,000	Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/1/26, Callable 7/1/17 @ 100	2,551,590

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Texas (5.7%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,484,477
2,630,000	Galveston County GO, CAB, Series RD, 5.96% (b), 2/1/24, FGIC	1,191,811
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,420,040
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,080,120
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,525,633
10,000,000	North Texas Tollway Authority Revenue, CAB, Series D, 5.37% (b), 1/1/30, Insured by Assured Guaranty Ltd.	2,619,900
1,760,000	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A, 5.00%, 7/1/34, Callable 1/1/13 @ 100, FHLMC	1,415,797

		13,737,778

Washington (5.4%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,782,677
3,000,000	King County Washington School District No. 403 Renton GO, 5.00%, 12/1/24, Callable 12/1/16 @ 100, FGIC, School Board Guaranty	3,136,080
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,023,520
1,125,000	Skagit County Public Hospital District GO, Series A, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,141,470

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Washington, continued
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,157,430

		13,241,177

Total Municipal Bonds (Cost $224,741,128)		232,568,492

Investment Company (3.5%)
8,359,901	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.75% (c)	8,359,901

Total Investment Companies (Cost $8,359,901)		8,359,901

Total Investments (Cost $233,101,029)—99.1%		240,928,393
Other assets in excess of liabilities—0.9%		2,262,460

Net Assets—100.0%		243,190,853

(a)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2009.
(b)	Rate disclosed represents the effective yield at purchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

CAB—Capital Appreciation Bond

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

FHLMC—Insured by Federal Home Loan Mortgage Corporation

FNMA—Insured by Federal National Mortgage Association

FSA—Insured by Federal Security Assurance

FSA-CR—Insured by Federal Security Assurance Custodial Receipts

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Public School Funding Guarantee

SPA—Standby Purchase Agreement

XLCA—Insured by XL Capital Assurance

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (19.2%)
Consumer Discretionary (5.5%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,270,459
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	959,360
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,218,499

		3,448,318

Consumer Staples (2.7%)
45,000	Diageo Capital PLC, 5.20%, 1/30/13	45,834
150,000	General Mills, Inc., 5.25%, 8/15/13	153,728
175,000	Kellogg Co., 4.25%, 3/6/13	176,729
225,000	Kroger Co., 5.50%, 2/1/13	229,147
165,000	Kroger Co., 5.00%, 4/15/13	165,080
250,000	PepsiCo, Inc., 5.15%, 5/15/12	268,988
160,000	Sysco Corp., 4.20%, 2/12/13	159,793
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	159,310
300,000	Walgreen Co., 4.88%, 8/1/13	315,923

		1,674,532

Electrical Utility (0.8%)
500,000	Exelon Generation Co., LLC, 6.95%, 6/15/11	498,560

Energy (0.2%)
100,000	ConocoPhillips, 4.75%, 2/1/14	99,719

Financials (6.0%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	167,273
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	292,706
500,000	Citigroup, Inc., 5.50%, 4/11/13	457,803
300,000	Citigroup, Inc., 6.50%, 8/19/13	286,928
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	974,982
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/09 @ 100, MTN	519,845
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	89,545
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	252,703
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	43,473
175,000	Merrill Lynch & Co., Series C, 4.02% (a), 5/20/09, MTN	174,204
500,000	Morgan Stanley, 5.63%, 1/9/12	469,795

		3,729,257

Health Care (0.3%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	216,653

Industrials (0.5%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	131,199

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Industrials, continued
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	159,768

		290,967

Information Technology (0.5%)
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	338,678

Real Estate Investment Trust (1.5%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	957,628

Telecommunications (0.7%)
200,000	AT&T, Inc., 4.85%, 2/15/14	199,988
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	212,752

		412,740

Transportation (0.5%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	346,430

Total Corporate Bonds (Cost $12,253,028)		12,013,482

U.S. Government Agency Mortgage-Backed Obligations (58.2%)
Federal Home Loan Mortgage Corp. (37.9%)
492,246	5.00%, 1/1/19	506,274
964,696	4.50%, 4/1/19	982,691
833,645	4.50%, 12/1/19	847,632
733,977	6.00%, 6/1/21	764,736
1,280,273	5.14% (a), 11/1/35	1,289,330
1,274,003	6.50%, 9/1/36	1,329,807
5,426,727	5.50%, 11/1/36	5,558,269
7,259,286	5.00%, 12/1/36	7,380,198
2,849,477	6.50%, 8/1/38	2,973,685
1,979,032	6.00%, 9/1/38	2,044,208

		23,676,830

Federal National Mortgage Assoc. (20.3%)
472,359	5.00%, 5/1/19	485,229
7,035,895	5.50%, 2/1/36	7,209,447
1,260,483	6.50%, 6/1/36	1,315,051
3,552,086	5.47% (a), 4/1/37	3,674,182

		12,683,909

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $35,771,369)		36,360,739

U.S. Government Agencies (5.1%)
Federal Home Loan Bank (4.6%)
875,000	5.00%, 3/12/10	912,244
200,000	5.25%, 6/10/11	215,980
550,000	4.75%, 3/5/12	589,481
1,000,000	5.13%, 8/14/13	1,110,978

		2,828,683

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp. (0.5%)
300,000	3.50%, 5/29/13	313,848

Total U.S. Government Agencies (Cost $2,993,607)		3,142,531

U.S. Treasury Obligations (15.9%)
U.S. Treasury Notes (15.9%)
20,000	3.00%, 2/15/09	20,025
600,000	2.13%, 4/30/10	611,790
700,000	3.88%, 5/15/10	730,051
158,000	3.63%, 6/15/10	164,518
3,200,000	4.63%, 2/29/12	3,512,003
400,000	2.50%, 3/31/13	416,000
3,700,000	3.38%, 6/30/13	3,979,524

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
465,000	4.13%, 5/15/15	518,221

Total U.S. Treasury Obligations (Cost $9,498,695)		9,952,132

Investment Companies (1.5%)
937,736	Victory Federal Money Market Fund, Investor Shares, 0.14% (b)	937,736

Total Investment Companies (Cost $937,736)		937,736

Total Investments (Cost $61,454,435)—99.9%		62,406,620
Other assets in excess of liabilities—0.1%		91,966

Net Assets—100.0%		62,498,586

(a)	Rate periodically changes. Rate disclosed is the rate in effect on January 31, 2009.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (90.4%)
Arizona (0.8%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	433,290

Colorado (1.0%)
525,000	Arapahoe County Colorado School District No. 5 Cherry Creek GO, 3.00%, 12/15/09	534,954

Florida (1.5%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	779,658
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	27,424

		807,082

Guam (4.7%)
860,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series A, 5.00%, 5/15/09	870,535
1,350,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series B, 5.40%, 5/15/15	1,608,174

		2,478,709

Hawaii (52.0%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,040,600
520,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	557,700
1,000,000	Hawaii County GO, Series A, 4.00%, 7/15/10	1,035,360
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,654,908
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,024,000
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	717,486
805,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	863,362
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, ETM, FSA-CR	1,004,122
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,070,700
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, FGIC	1,647,758
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,129,470
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,763,640

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	762,292
500,000	Hawaii State Highway Revenue, 6.00%, 7/1/09	510,530
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,048,396
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	910,984
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,169,067
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,023,250
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,047,580
2,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	2,235,260
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,243,832

		27,460,297

Illinois (3.0%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	524,365
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,055,570

		1,579,935

Kansas (0.9%)
450,000	Wyandotte County Kansas City Unified Government Utility System Revenue, 5.13%, 9/1/13, Callable 3/1/09 @ 101, MBIA	455,571

Michigan (1.5%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	759,278

Minnesota (3.1%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,637,250

New Jersey (1.9%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,014,400

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
New York (6.0%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	994,320
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,107,390
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,053,380

		3,155,090

Oklahoma (2.6%)
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/09 @ 100	1,367,004

Pennsylvania (2.1%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,126,830

Puerto Rico (3.8%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,449,096
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	562,350

		2,011,446

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Tennessee (3.4%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	558,130
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, MBIA	1,255,582

		1,813,712

Washington (2.1%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,083,620

Total Municipal Bonds (Cost $46,368,340)		47,718,468

Investment Companies (9.9%)
2,626,293	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.75% (a)	2,626,293
2,587,995	Goldman Sachs Financial Square Tax-Free Money Market Fund, 0.50% (a)	2,587,995

Total Investment Companies (Cost $5,214,288)		5,214,288

Total Investments (Cost $51,582,628)—100.3%		52,932,756
Liabilities in excess of other assets—(0.3)%		(158,931)

Net Assets—100.0%		52,773,825

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

CAB—Capital Appreciation Bond

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

FSA—Insured by Federal Security Assurance

FSA-CR—Insured by Federal Security Assurance Custodial Receipts

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2009

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (48.5%)
Federal Home Loan Bank (5.9%)
3,145,000	5.00%, 2/20/09	3,152,481
1,040,000	2.37%, 3/3/09	1,039,961

		4,192,442

Federal Home Loan Mortgage Corp. (17.4%)
4,400,000	5.13%, 4/18/11	4,724,183
7,000,000	5.13%, 7/15/12	7,608,160

		12,332,343

Federal National Mortgage Assoc. (25.2%)
8,000,000	4.13%, 5/15/10	8,273,208
2,800,000	5.00%, 10/15/11	3,017,879
6,000,000	4.75%, 11/19/12	6,554,376

		17,845,463

Total U.S. Government Agencies (Cost $34,621,375)		34,370,248

U.S. Treasury Obligations (50.4%)
U.S. Treasury Bills (4.2%)
3,000,000	2.46% (a), 6/4/09	2,997,408

U.S. Treasury Notes (46.2%)
3,585,000	4.88%, 5/15/09	3,632,336
2,875,000	4.88%, 6/30/09	2,928,794

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
3,800,000	4.88%, 8/15/09	3,890,550
1,300,000	3.13%, 11/30/09	1,328,235
2,800,000	2.00%, 2/28/10	2,842,767
3,800,000	2.13%, 4/30/10	3,874,666
1,500,000	2.63%, 5/31/10	1,540,431
200,000	4.13%, 8/15/10	210,688
4,865,000	2.38%, 8/31/10	4,995,557
2,850,000	2.00%, 9/30/10	2,910,677
2,800,000	4.88%, 7/31/11	3,059,221
1,500,000	1.75%, 11/15/11	1,519,339

		32,733,261

Total U.S. Treasury Obligations (Cost $35,128,897)		35,730,669

Investment Companies (0.5%)
346,450	American Performance U.S. Treasury Fund, Administrative Class, 0.01% (b)	346,450

Total Investment Companies (Cost $346,450)		346,450

Total Investments (Cost $70,096,722)—99.4%		70,447,367
Other assets in excess of liabilities—0.6%		398,806

Net Assets—100.0%		70,846,173

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2009.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2009

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) plans, voting rights on matters affecting a single class of shares, sales charges and exchange privileges. The Class A Shares of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the Class A Shares of the High Grade Core Fixed Income Fund and Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the Class A Shares of the High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining by a fixed percentage each year from 5.00% within the first year to 0% after the sixth year. The Class C Shares have a CDSC of 1.00% as a percentage of the original purchase price or sales price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in accordance with Trust procedure the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Effective August 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		LEVEL 3—Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
New Asia Growth Fund	$1,975,749	$77	$41,048,171	$—	$—	$—	$43,023,920	$77
International Stock Fund	$14,038,741	$—	$51,308,416	$—	$—	$—	$65,347,157	$—
Small Cap Fund	$168,789,282	$—	$3,841,184	$—	$—	$—	$172,630,466	$—
Mid-Cap Fund	$32,926,119	$—	$—	$—	$—	$—	$32,926,119	$—
Growth Stock Fund	$83,305,680	$—	$—	$—	$—	$—	$83,305,680	$—
Growth and Income Fund	$72,121,419	$—	$—	$—	$—	$—	$72,121,419	$—
Value Fund	$66,168,527	$—	$—	$—	$—	$—	$66,168,527	$—

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		LEVEL 3—Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
High Grade Core Fixed Income Fund	$3,264,757	$—	$231,164,037	$—	$—	$—	$234,428,794	$—
Tax-Free Securities Fund	$8,359,901	$—	$232,568,492	$—	$—	$—	$240,928,393	$—
High Grade Short Intermediate Fixed Income Fund	$937,736	$—	$61,468,884	$—	$—	$—	$62,406,620	$—
Tax-Free Short Intermediate Securities Fund	$5,214,288	$—	$47,718,468	$—	$—	$—	$52,932,756	$—
U.S. Government Short Fixed Income Fund	$346,450	$—	$70,100,917	$—	$—	$—	$70,447,367	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures or foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the investments.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund and International Stock Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the fair value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At January 31, 2009, the High Grade Core Fixed Income Fund held restricted securities representing 2.3% of net assets. The restricted securities held as of January 31, 2009 are identified below:

Issue Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Principal Life Global Funding, 5.13%, 10/15/13	1/2/09	1,000,000	901,290	927,355
Sun Life Financial, Inc., 1.71%, 10/6/13	9/5/08	5,000,000	4,512,307	4,597,780

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date if the trade was on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations:

Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

Income, expenses (other than expenses attributable to a specific share class) and realized/unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for all the Funds.

Redemption Fees:

The New Asia Growth Fund and International Stock Fund may impose a redemption fee of 2.00% on redemptions and exchanges of Fund shares within 30 days from the date the Fund shares were acquired. Prior to October 16, 2007, the fee could be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets in “Proceeds from Shares Issued”. Redemption fees collected for the Funds for the period ended January 31, 2009 and year ended July 31, 2008 were as follows:

	Period Ended 1/31/09 ($)	Year Ended 7/31/08 ($)
New Asia Growth Fund	738	1,105
International Stock Fund	210	2,369

New Accounting Pronouncements:

In March 2008, FASB issued SFAS No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. SFAS 161 is effective for financial statements issued for fiscal periods beginning after November 15, 2008, and interim periods within those fiscal periods. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

In September 2008, FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. The Funds were not impacted by adopting these standards.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and U.S. Government securities) for the period ended January 31, 2009 were as follows:

	Purchases ($)	Sales ($)
New Asia Growth Fund	5,466,810	27,902,649
International Stock Fund	28,051,802	71,627,619
Small Cap Fund	156,214,574	177,966,598
Mid-Cap Fund	27,662,134	28,234,665
Growth Stock Fund	46,614,977	51,741,782
Growth and Income Fund	39,973,714	44,600,918
Value Fund	39,629,413	46,002,760
High Grade Core Fixed Income Fund	28,748,212	44,827,194
Tax-Free Securities Fund	22,412,609	59,875,673
High Grade Short Intermediate Fixed Income Fund	1,183,688	1,751,531
Tax-Free Short Intermediate Securities Fund	4,218,141	6,141,000

Purchases and sales of long-term U.S. Government securities for the period ended January 31, 2009 were as follows:

	Purchases ($)	Sales ($)
High Grade Core Fixed Income Fund	39,672,660	74,007,261
High Grade Short Intermediate Fixed Income Fund	48,899,064	50,762,378
U.S. Government Short Fixed Income Fund	43,506,007	39,659,285

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee which is computed daily and paid monthly based upon average daily net assets. The Adviser may voluntarily waive a portion of its fees. Voluntary waivers may be terminated at any time and are not subject to recoupment by the Adviser. Fee rates for the period ended January 31, 2009 were as follows:

	Maximum Annual Advisory Fee (%)	Net Annual Fees Paid (%)
New Asia Growth Fund	0.40	0.40
International Stock Fund	0.45	0.35
Small Cap Fund	0.46	0.36	[1]
Mid-Cap Fund	0.60	0.35
Growth Stock Fund	0.55	0.35
Growth and Income Fund	0.55	0.35
Value Fund	0.55	0.35
High Grade Core Fixed Income Fund	0.60	0.45

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

	Maximum Annual Advisory Fee (%)	Net Annual Fees Paid (%)
Tax-Free Securities Fund	0.60	0.45
High Grade Short Intermediate Fixed Income Fund	0.50	0.14
Tax-Free Short Intermediate Securities Fund	0.50	0.40
U.S. Government Short Fixed Income Fund	0.40	0.04

[1]	The Adviser has voluntarily agreed to waive a portion of its fees for the Small Cap Fund so that the total combined advisory and sub-advisory fees will not exceed 1.00%.

The following Funds have entered into Sub-Advisory contracts as listed below. Under the terms of each Sub-Advisory agreement, the Funds are charged the following annual fees by the Sub-Adviser based upon average daily net assets managed by the Sub-Adviser which are computed daily and paid quarterly:

Fund	Sub-Adviser	Annual Fees Paid
New Asia Growth Fund	First State Investments International Limited	0.50%

International Stock Fund	Hansberger Global Investors, Inc.	0.60% of the first $75 million; 0.35% in excess of $75 million

Small Cap Fund	Mellon Capital Management Corp.	0.55% of the first $100 million; 0.50% on assets between $100 million and $200 million; 0.45% on assets in excess of $200 million [1]

	Nicholas-Applegate Capital Management	0.70% [2]

	Wellington Management Company, LLP	0.70% of the first $150 million; 0.65% on assets in excess of $150 million [3]

Mid-Cap Fund	Chicago Equity Partners, LLC	0.20%

Growth Stock Fund	Chicago Equity Partners, LLC	0.25%

Growth and Income Fund	Chicago Equity Partners, LLC	0.25%

Value Fund	Chicago Equity Partners, LLC	0.25%

[1]	On assets managed by Mellon Capital Management Corp. using a “small cap value” strategy.
[2]	On assets managed by Nicholas-Applegate Capital Management using a “systematic small cap” strategy.
[3]	On assets managed by Wellington Management Company, LLP using a “small cap growth” strategy.

Bank of Hawaii (the “Administrator”) acts as Administrator of the Trust and receives fees from the Trust at the annual rate of 0.04% of the average daily net assets of the Trust for this service.

Citi Fund Services Ohio, Inc. (“Citi”) serves the Trust as Sub-Administrator pursuant to an agreement among the Trust, the Administrator and Citi. Citi receives fees from the Trust at the annual rate of 0.05% of the average daily net assets of the Trust, subject to reduction if certain standards are not met, and $10,000 annually for providing additional regulatory services, plus out-of-pocket expenses.

In addition, Citi provides an employee to serve as Chief Compliance Officer for the Trust and performs certain related services. Citi receives a fee for this service and reimbursement for certain related out-of-pocket expenses.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

Citi also serves the Trust as Fund Accountant and Transfer Agent. Under the terms of the fund accounting and transfer agency agreements, Citi is entitled to receive fees, subject to reduction if certain standards are not met, and reimbursement for certain out-of-pocket expenses.

Foreside Distribution Services, L.P. (the “Distributor”) serves the Trust as principal underwriter and distributor. The Trust has adopted for the Class A, Class B and Class C Shares of each of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor a fee which will not exceed on an annual basis, 0.40%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C Shares of each Fund. The Distributor is contractually limiting the 12b-1 fee for Class A Shares to 0.25% through November 30, 2009. These fees are for payments the Distributor makes to banks, other institutions and broker dealers, including certain affiliates of the Administrator, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. The following table shows amounts received by the Distributor on commissions from sales and the amounts paid to affiliated broker dealers of the Funds during the period ended January 31, 2009:

	Received ($)	Paid to Affiliates ($)
Class A	19,871	69
Class C	10,354	35

Certain Officers and Trustees of the Trust are affiliated with the Administrator, the Adviser or Citi. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Independent Trustees receives a fee for his services plus the reimbursement of certain expenses incurred.

The Adviser has entered into a reimbursement agreement with the Funds in which it agrees to reimburse the Funds for certain fees charged by various intermediaries. The intermediaries, such as broker-dealers, banks, retirement plan administrators or other institutions, make the shares of one or more Funds available to their customers in accordance with relevant Intermediary Agreements and provide certain recordkeeping, processing and/or administrative services. This agreement can be terminated by the Adviser with 60 days’ written notice. The reimbursements made by the Adviser may not be recouped in future periods.

5.	Risks

The New Asia Growth Fund and International Stock Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each of these Funds to the effects of economic developments and government policies within Hawaii.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

6.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The amounts of dividends from net investment income and amounts of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., paydown reclasses and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax (i.e. the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or results of operations.

The tax character of current year distribution paid and the tax basis of the current components of accumulated earning (deficit) will be determined at the end of the current tax year ending July 31, 2009.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

The tax character of distributions paid during the year ended July 31, 2008 were as follows (amounts in thousands):

	Distributions Paid From
	Net Investment Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Return of Capital ($)	Tax Exempt Distributions ($)	Total Distributions Paid ($)*
New Asia Growth Fund	5,594	14,882	20,476	—	—	20,476
International Stock Fund	2,714	15,912	18,626	—	—	18,626
Small Cap Fund	33,243	40,794	74,037	—	—	74,037
Mid-Cap Fund	2,130	5,804	7,934	56	—	7,990
Growth Stock Fund	828	—	828	7	—	835
Growth and Income Fund	1,360	7,925	9,285	—	—	9,285
Value Fund	18,946	7,044	25,990	51	—	26,041
High Grade Core Fixed Income Fund	13,576	—	13,576	—	—	13,576
Tax-Free Securities Fund	576	189	765	—	11,544	12,309
High Grade Short Intermediate Fixed Income Fund	2,799	—	2,799	—	—	2,799
Tax-Free Short Intermediate Securities Fund	21	—	21	—	1,571	1,592
U.S. Government Short Fixed Income Fund	3,385	—	3,385	—	—	3,385

*	Total Distributions Paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed			Distributions Payable ($)	Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)**	Total Accumulated Earnings/ (Deficit) ($)
	Ordinary Income ($)	Long-Term Capital Gain ($)	Accumulated Earnings ($)
New Asia Growth Fund	1,772	10,124	11,896	—	(125)	8,964	20,735
International Stock Fund	792	20,012	20,804	—	(429)	(20)	20,355
Small Cap Fund	—	801	801	—	(53,528)	(12,568)	(65,295)
Mid-Cap Fund	—	—	—	—	(4,488)	(1,953)	(6,441)
Growth Stock Fund	—	—	—	—	(80,361)	(4,675)	(85,036)
Growth and Income Fund	46	—	46	—	(9,284)	(5,714)	(14,952)
Value Fund	—	—	—	—	(4,688)	(12,903)	(17,591)
High Grade Core Fixed Income Fund	59	—	59	(100)	(1,323)	(790)	(2,154)
High Grade Short Intermediate Fixed Income Fund	12	—	12	(19)	(1,628)	274	(1,361)
U.S. Government Short Fixed Income Fund	20	—	20	(20)	(2,148)	1,085	(1,063)

**	the differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and return of capital adjustments.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2009

(Unaudited)

	Undistributed			Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gain ($)
Tax-Free Securities Fund	90	—	342	432	(90)	—	7,398	7,740
Tax-Free Short Intermediate Securities Fund	14	—	—	14	(13)	(755)	678	(76)

As of the latest tax year end of July 31, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2011 ($)	2013 ($)	2014 ($)	2015 ($)	2016 ($)
Mid-Cap Fund	—	—	—	—	739,741
Growth Stock Fund	76,835,141	—	—	—	3,055,247
Growth and Income Fund	—	—	—	—	5,239,853
Value Fund	—	—	—	—	4,646,679
High Grade Core Fixed Income Fund	—	—	—	1,322,549	—
High Grade Short Intermediate Fixed Income Fund	—	—	55,901	1,571,661	—
Tax-Free Short Intermediate Securities Fund	—	14,258	18,908	657,223	49,093
U.S. Government Short Fixed Income Fund	—	590,139	889,880	668,108	—

During the year ended July 31, 2008, the High Grade Core Fixed Income Fund, High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund utilized $2,823, $604 and $711 in capital loss carryforwards (amounts in thousands), respectively.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following Funds have deferred losses, which will be treated as arising on the first day of the fiscal year to end July 31, 2009:

	Post-October Capital Losses ($)	Post-October Foreign Currency Losses ($)
New Asia Growth Fund	—	125,275
International Stock Fund	—	428,564
Small Cap Fund	53,528,120	—
Mid-Cap Fund	3,748,155	—
Growth Stock Fund	471,012	—
Growth and Income Fund	4,043,699	—
Value Fund	41,507	—
Tax-Free Short Intermediate Securities Fund	15,122	—

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, concluded

January 31, 2009

(Unaudited)

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of January 31, 2009 is as follows:

Fund	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New Asia Growth	60,907,260	847,564	(18,730,904)	(17,883,340)
International Stock	112,999,418	426,676	(48,078,937)	(47,652,261)
Small Cap	250,154,895	5,024,415	(82,548,844)	(77,524,429)
Mid Cap	46,281,621	796,692	(14,152,194)	(13,355,502)
Growth Stock	112,739,532	828,674	(30,262,526)	(29,433,852)
Growth and Income	102,466,125	369,212	(30,713,918)	(30,344,706)
Value	98,453,397	711,718	(32,996,588)	(32,284,870)
High Grade Core Fixed Income	235,495,281	7,247,139	(8,313,626)	(1,066,487)
Tax-Free Securities	233,101,029	12,594,996	(4,767,632)	7,827,364
High Grade Short Intermediate Fixed Income	61,454,435	1,333,736	(381,551)	952,185
Tax-Free Short Intermediate Securities	51,582,628	1,462,483	(112,355)	1,350,128
U.S. Government Short Fixed Income	70,096,722	611,461	(260,816)	350,645

7.	Legal and Regulatory Matters

Citi Fund Services, Inc., certain affiliates of which provide various services to the Trust as described in footnote 4, has reached a settlement with the SEC regarding the SEC’s investigation related to its past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Fund management has not determined the degree, if any, to which the Funds are affected by the settlement. Based on management’s review and consideration of the matter to date, management does not believe the Funds’ financial statements would be adversely impacted as a result of this investigation.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$17.57	$0.07		$(6.19)		$(6.12)	$(0.12)	$(2.96)	$(3.08)	$8.37	(35.39%)	$2,365	1.84%	0.92%	1.99%	8.44%
Year Ended July 31, 2008	22.06	0.20		(0.76)		(0.56)	(0.23)	(3.70)	(3.93)	17.57	(5.38)	4,986	1.59	1.04	1.74	45.92
Year Ended July 31, 2007	16.84	0.22		7.05		7.27	(0.22)	(1.83)	(2.05)	22.06	46.07	3,207	1.62	1.14	1.77	37.50
Year Ended July 31, 2006	15.52	0.10		2.12		2.22	(0.10)	(0.80)	(0.90)	16.84	15.00	2,157	1.76	0.64	2.08	44.10
Year Ended July 31, 2005	11.46	0.11	(f)	4.07	(f)	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06
Year Ended July 31, 2004	9.77	0.08		1.68		1.76	(0.07)	—	(0.07)	11.46	17.94	1,386	1.88	0.52	2.39	78.13
CLASS B
Period Ended January 31, 2009 (Unaudited)	$16.54	$0.01		$(5.81)		$(5.80)	$(0.08)	$(2.96)	$(3.04)	$7.70	(35.61%)	$54	2.59%	0.19%	2.59%	8.44%
Year Ended July 31, 2008	20.99	(0.01	)(f)	(0.66	)(f)	(0.65)	(0.10)	(3.70)	(3.80)	16.54	(6.13)	137	2.34	0.04	2.34	45.92
Year Ended July 31, 2007	16.13	0.06		6.73		6.79	(0.10)	(1.83)	(1.93)	20.99	44.97	679	2.37	0.36	2.37	37.50
Year Ended July 31, 2006	14.97	—		2.01		2.01	(0.05)	(0.80)	(0.85)	16.13	14.05	639	2.51	(0.04)	2.57	44.10
Year Ended July 31, 2005	11.09	0.01	(f)	3.93	(f)	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06
Year Ended July 31, 2004	9.48	(0.02)		1.65		1.63	(0.02)	—	(0.02)	11.09	17.18	369	2.64	(0.23)	2.65	78.13
CLASS C
Period Ended January 31, 2009 (Unaudited)	$16.48	$0.02		$(5.79)		$(5.77)	$(0.08)	$(2.96)	$(3.04)	$7.67	(35.59%)	$329	2.59%	0.15%	2.59%	8.44%
Year Ended July 31, 2008	20.97	0.05		(0.70)		(0.65)	(0.14)	(3.70)	(3.84)	16.48	(6.09)	657	2.34	0.26	2.34	45.92
Year Ended July 31, 2007	16.12	0.07		6.72		6.79	(0.11)	(1.83)	(1.94)	20.97	44.96	580	2.37	0.37	2.37	37.50
Year Ended July 31, 2006	14.96	(0.01)		2.02		2.01	(0.05)	(0.80)	(0.85)	16.12	14.08	413	2.51	(0.10)	2.57	44.10
Year Ended July 31, 2005	11.09	0.04	(f)	3.91	(f)	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06
Year Ended July 31, 2004*	11.98	(0.01)		(0.88)		(0.89)	—	—	—	11.09	(7.43)	9	2.53	(0.66)	2.53	78.13
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$17.90	$0.08		$(6.31)		$(6.23)	$(0.13)	$(2.96)	$(3.09)	$8.58	(35.31%)	$39,928	1.59%	1.21%	1.59%	8.44%
Year Ended July 31, 2008	22.39	0.27		(0.80)		(0.53)	(0.26)	(3.70)	(3.96)	17.90	(5.14)	93,039	1.34	1.21	1.34	45.92
Year Ended July 31, 2007	17.07	0.26		7.15		7.41	(0.26)	(1.83)	(2.09)	22.39	46.36	113,393	1.37	1.38	1.37	37.50
Year Ended July 31, 2006	15.72	0.14		2.15		2.29	(0.14)	(0.80)	(0.94)	17.07	15.26	85,836	1.51	0.98	1.57	44.10
Year Ended July 31, 2005	11.60	0.15	(f)	4.13	(f)	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06
Year Ended July 31, 2004	9.89	0.11		1.70		1.81	(0.10)	—	(0.10)	11.60	18.21	29,827	1.63	0.80	1.64	78.13

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$11.46	$0.01		$(5.13)		$(5.12)	$(0.02)	$(1.78)	$(1.80)	$4.54	(45.70%)	$778	1.72%	0.12%	1.97%	24.62%
Year Ended July 31, 2008	13.57	0.12		(1.23)		(1.11)	(0.12)	(0.88)	(1.00)	11.46	(9.03)	1,644	1.35	1.10	1.60	52.32
Year Ended July 31, 2007	10.81	0.11		2.77		2.88	(0.12)	—	(0.12)	13.57	26.68	1,221	1.35	0.86	1.60	47.50
Year Ended July 31, 2006	8.95	0.07		1.87		1.94	(0.08)	—	(0.08)	10.81	21.65	999	1.48	0.68	1.90	46.18
Year Ended July 31, 2005	7.41	0.05	(f)	1.52	(f)	1.57	(0.03)	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98
Year Ended July 31, 2004	6.46	(0.01)		0.96		0.95	—	—	—	7.41	14.71	884	1.78	(0.05)	2.38	237.06
CLASS B
Period Ended January 31, 2009 (Unaudited)	$10.81	$(0.02)		$(4.83)		$4.85)	$— (g)	$(1.78)	$(1.78)	$4.18	(45.91%)	$53	2.47%	(0.61%)	2.57%	24.62%
Year Ended July 31, 2008	12.87	0.01	(f)	(1.15	)(f)	(1.14)	(0.04)	(0.88)	(0.92)	10.81	(9.76)	163	2.10	0.09	2.20	52.32
Year Ended July 31, 2007	10.27	(0.01)		2.65		2.64	(0.04)	—	(0.04)	12.87	25.72	671	2.10	0.03	2.20	47.50
Year Ended July 31, 2006	8.54	(0.01)		1.77		1.76	(0.03)	—	(0.03)	10.27	20.63	673	2.23	(0.06)	2.39	46.18
Year Ended July 31, 2005	7.10	(0.01	)(f)	1.46	(f)	1.45	(0.01)	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98
Year Ended July 31, 2004	6.24	(0.05)		0.91		0.86	—	—	—	7.10	13.78	608	2.53	(0.80)	2.63	237.06
CLASS C
Period Ended January 31, 2009 (Unaudited)	$10.79	$—		$(4.83)		$(4.83)	$(0.01)	$(1.78)	$(1.79)	$4.17	(45.90%)	$253	2.47%	(0.68%)	2.57%	24.62%
Year Ended July 31, 2008	12.85	0.04		(1.16)		(1.12)	(0.06)	(0.88)	(0.94)	10.79	(9.66)	450	2.10	0.31	2.20	52.32
Year Ended July 31, 2007	10.27	—		2.62		2.62	(0.04)	—	(0.04)	12.85	25.53	600	2.10	0.06	2.20	47.50
Year Ended July 31, 2006	8.53	(0.01)		1.78		1.77	(0.03)	—	(0.03)	10.27	20.78	601	2.23	(0.04)	2.39	46.18
Year Ended July 31, 2005	7.10	0.05	(f)	1.39	(f)	1.44	(0.01)	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98
Year Ended July 31, 2004*	7.48	(0.01)		(0.37)		(0.38)	—	—	—	7.10	(5.08)	9	2.60	(0.45)	2.71	237.06
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$11.71	$0.02		$(5.24)		$(5.22)	$(0.03)	$(1.78)	$(1.81)	$4.68	(45.60%)	$65,023	1.47%	0.38%	1.57%	24.62%
Year Ended July 31, 2008	13.84	0.18		(1.28)		(1.10)	(0.15)	(0.88)	(1.03)	11.71	(8.80)	182,692	1.10	1.32	1.20	52.32
Year Ended July 31, 2007	11.03	0.13		2.83		2.96	(0.15)	—	(0.15)	13.84	26.90	246,057	1.10	1.07	1.20	47.50
Year Ended July 31, 2006	9.13	0.09		1.91		2.00	(0.10)	—	(0.10)	11.03	21.90	209,795	1.23	1.15	1.39	46.18
Year Ended July 31, 2005	7.55	0.08	(f)	1.55	(f)	1.63	(0.05)	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98
Year Ended July 31, 2004	6.57	0.01		0.97		0.98	—	—	—	7.55	14.92	59,165	1.53	0.20	1.63	237.06

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$13.48	$(0.03	)(f)	$(5.33)		$(5.36)	$—	$(0.04)	$(0.04)	$8.08	(39.79%)	$60,526	1.81%	(0.48%)	2.06%	66.76%
Year Ended July 31, 2008	18.29	(0.13)		(1.77)		(1.90)	—	(2.91)	(2.91)	13.48	(11.86)	120,495	1.63	(0.68)	1.88	130.78
Year Ended July 31, 2007	17.67	(0.05	)(f)	2.08	(f)	2.03	—	(1.41)	(1.41)	18.29	11.39	228,985	1.57	(0.27)	1.82	164.61
Year Ended July 31, 2006	18.10	(0.07	)(f)	0.93	(f)	0.86	—	(1.29)	(1.29)	17.67	4.97	215,270	1.62	(0.40)	2.02	110.61
Year Ended July 31, 2005	16.52	(0.08	)(f)	4.39	(f)	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75
Year Ended July 31, 2004	13.24	(0.02)		3.64		3.62	—	(0.34)	(0.34)	16.52	27.53	10,625	1.55	(0.37)	2.15	90.26
CLASS B
Period Ended January 31, 2009 (Unaudited)	$12.27	$0.01	(f)	$(4.89)		$(4.88)	$—	$(0.04)	$(0.04)	$7.35	(39.66%)	$732	1.81%	0.11%	2.66%	66.76%
Year Ended July 31, 2008	16.99	(0.19)		(1.62)		(1.81)	—	(2.91)	(2.91)	12.27	(12.48)	1,481	2.18	(1.22)	2.48	130.78
Year Ended July 31, 2007	16.62	(0.18	)(f)	1.96	(f)	1.78	—	(1.41)	(1.41)	16.99	10.57	2,510	2.32	(1.02)	2.42	164.61
Year Ended July 31, 2006	17.22	(0.19	)(f)	0.88	(f)	0.69	—	(1.29)	(1.29)	16.62	4.14	3,093	2.37	(1.11)	2.53	110.61
Year Ended July 31, 2005	15.94	(0.21)		4.22		4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75
Year Ended July 31, 2004	12.89	(0.17)		3.56		3.39	—	(0.34)	(0.34)	15.94	26.48	3,099	2.29	(1.12)	2.39	90.26
CLASS C
Period Ended January 31, 2009 (Unaudited)	$12.24	$(0.06	)(f)	$(4.83)		$(4.89)	$—	$(0.04)	$(0.04)	$7.31	(39.99%)	$8,079	2.56%	(1.25%)	2.66%	66.76%
Year Ended July 31, 2008	17.00	(0.22)		(1.63)		(1.85)	—	(2.91)	(2.91)	12.24	(12.54)	17,067	2.38	(1.47)	2.48	130.78
Year Ended July 31, 2007	16.63	(0.19	)(f)	1.97	(f)	1.78	—	(1.41)	(1.41)	17.00	10.56	24,083	2.32	(1.01)	2.42	164.61
Year Ended July 31, 2006	17.23	(0.20	)(f)	0.89	(f)	0.69	—	(1.29)	(1.29)	16.63	4.19	14,908	2.37	(1.15)	2.53	110.61
Year Ended July 31, 2005	15.95	(0.21	)(f)	4.22	(f)	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75
Year Ended July 31, 2004*	15.84	(0.03)		0.14		0.11	—	—	—	15.95	0.69	46	2.32	(1.27)	2.42	90.26
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$13.80	$(0.01	)(f)	$(5.46)		$(5.47)	$—	$(0.04)	$(0.04)	$8.29	(39.67%)	$102,031	1.56%	(0.23%)	1.66%	66.76%
Year Ended July 31, 2008	18.61	(0.08)		(1.82)		(1.90)	—	(2.91)	(2.91)	13.80	(11.64)	173,745	1.38	(0.45)	1.48	130.78
Year Ended July 31, 2007	17.92	(0.01	)(f)	2.11	(f)	2.10	—	(1.41)	(1.41)	18.61	11.64	280,870	1.32	—	1.42	164.61
Year Ended July 31, 2006	18.29	(0.03	)(f)	0.95	(f)	0.92	—	(1.29)	(1.29)	17.92	5.26	197,701	1.37	(0.14)	1.53	110.61
Year Ended July 31, 2005	16.63	(0.05)		4.44		4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75
Year Ended July 31, 2004	13.30	(0.02)		3.69		3.67	—	(0.34)	(0.34)	16.63	27.78	117,641	1.29	(0.12)	1.39	90.26

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$9.36	$0.03	$(3.81)	$(3.78)	$(0.03)	$—	$(0.03)	$5.55	(40.36%)	$315	1.31%	0.99%	1.71%	65.48%
Year Ended July 31, 2008	12.17	0.02	(1.56)	(1.54)	(0.03)	(1.24)	(1.27)	9.36	(13.60)	549	1.15	0.21	1.55	130.00
Year Ended July 31, 2007	12.21	0.05	1.76	1.81	(0.05)	(1.80)	(1.85)	12.17	15.63	693	1.07	0.44	1.60	117.44
Year Ended July 31, 2006	12.75	0.01	0.22	0.23	(0.02)	(0.75)	(0.77)	12.21	1.78	886	1.05	0.10	1.69	101.34
Year Ended July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23
Year Ended July 31, 2004	10.00	0.02	0.33	0.35	(0.02)	—	(0.02)	10.33	3.50	186	1.05	0.34	2.08	47.75
CLASS C
Period Ended January 31, 2009 (Unaudited)	$9.11	$—	$(3.71)	$(3.71)	$(0.01)	$—	$(0.01)	$5.39	(40.68%)	$193	2.06%	0.20%	2.31%	65.48%
Year Ended July 31, 2008	11.93	(0.06)	(1.52)	(1.58)	—	(1.24)	(1.24)	9.11	(14.22)	378	1.90	(0.54)	2.15	130.00
Year Ended July 31, 2007	12.07	(0.05)	1.74	1.69	(0.03)	(1.80)	(1.83)	11.93	14.73	482	1.82	(0.29)	2.20	117.44
Year Ended July 31, 2006	12.68	(0.08)	0.22	0.14	—	(0.75)	(0.75)	12.07	1.07	547	1.80	(0.64)	2.18	101.34
Year Ended July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23
Year Ended July 31, 2004*	10.23	(0.01)	0.10	0.09	—	—	—	10.32	0.88	10	1.80	(0.52)	2.35	47.75
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$9.38	$0.04	$(3.82)	$(3.78)	$(0.04)	$—	$(0.04)	$5.56	(40.30%)	$32,403	1.06%	1.24%	1.31%	65.48%
Year Ended July 31, 2008	12.19	0.05	(1.56)	(1.51)	(0.06)	(1.24)	(1.30)	9.38	(13.36)	55,037	0.90	0.46	1.15	130.00
Year Ended July 31, 2007	12.23	0.08	1.76	1.84	(0.08)	(1.80)	(1.88)	12.19	15.87	70,422	0.82	0.65	1.20	117.44
Year Ended July 31, 2006	12.76	0.04	0.22	0.26	(0.04)	(0.75)	(0.79)	12.23	2.06	73,195	0.80	0.35	1.18	101.34
Year Ended July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23
Year Ended July 31, 2004	10.00	0.03	0.34	0.37	(0.03)	—	(0.03)	10.34	3.69	30,689	0.80	0.60	1.35	47.75

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$8.81	$0.02		$(2.70)		$(2.68)	$(0.02)	$—	$(0.02)	$6.11	(30.39%)	$5,711	1.27%	0.51%	1.62%	45.77%
Year Ended July 31, 2008	9.53	0.03		(0.71)		(0.68)	(0.04)	—	(0.04)	8.81	(7.20)	7,868	1.16	0.30	1.51	77.71
Year Ended July 31, 2007	8.40	(0.01)		1.14		1.13	— (f)	—	— (f)	9.53	13.49	7,957	1.34	(0.03)	1.51	192.57
Year Ended July 31, 2006	8.67	(0.02	)(g)	(0.25	)(g)	(0.27)	—	—	—	8.40	(3.11)	7,979	1.39	(0.28)	1.73	191.06
Year Ended July 31, 2005	7.87	—		0.81		0.81	(0.01)	—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(h)
Year Ended July 31, 2004	7.60	(0.05)		0.32		0.27	—	—	—	7.87	3.55	10,875	1.35	(0.56)	1.85	60.70
CLASS B
Period Ended January 31, 2009 (Unaudited)	$8.10	$(0.01)		$(2.47)		$(2.48)	$(0.01)	$—	$(0.01)	$5.61	(30.63%)	$909	2.02%	(0.16%)	2.22%	45.77%
Year Ended July 31, 2008	8.81	(0.07)		(0.63)		(0.70)	(0.01)	—	(0.01)	8.10	(7.94)	2,259	1.91	(0.38)	2.11	77.71
Year Ended July 31, 2007	7.82	(0.09)		1.08		0.99	— (f)	—	— (f)	8.81	12.69	5,956	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.14	(0.08	)(g)	(0.24	)(g)	(0.32)	—	—	—	7.82	(3.93)	8,898	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.07)		0.78		0.71	—	—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(h)
Year Ended July 31, 2004	7.23	(0.11)		0.31		0.20	—	—	—	7.43	2.77	12,804	2.10	(1.31)	2.10	60.70
CLASS C
Period Ended January 31, 2009 (Unaudited)	$8.09	$(0.01)		$(2.46)		$(2.47)	$(0.01)	$—	$(0.01)	$5.61	(30.54%)	$790	2.02%	(0.22%)	2.22%	45.77%
Year Ended July 31, 2008	8.80	(0.05)		(0.65)		(0.70)	(0.01)	—	(0.01)	8.09	(7.95)	1,291	1.91	(0.42)	2.11	77.71
Year Ended July 31, 2007	7.82	(0.08)		1.06		0.98	— (f)	—	— (f)	8.80	12.55	1,851	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.13	(0.08	)(g)	(0.23	)(g)	(0.31)	—	—	—	7.82	(3.81)	1,926	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.05)		0.76		0.71	(0.01)	—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(h)
Year Ended July 31, 2004*	7.69	(0.02)		(0.24)		(0.26)	—	—	—	7.43	(3.38)	11	2.13	(1.24)	2.13	60.70
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$9.10	$0.03		$(2.78)		$(2.75)	$(0.03)	$—	$(0.03)	$6.32	(30.24%)	$75,824	1.02%	0.78%	1.22%	45.77%
Year Ended July 31, 2008	9.84	0.06		(0.74)		(0.68)	(0.06)	—	(0.06)	9.10	(6.98)	116,888	0.91	0.57	1.11	77.71
Year Ended July 31, 2007	8.66	0.02		1.17		1.19	(0.01)	—	(0.01)	9.84	13.78	153,583	1.09	0.22	1.10	192.57
Year Ended July 31, 2006	8.92	—	(g)	(0.26	)(g)	(0.26)	—	—	—	8.66	(2.91)	144,801	1.14	(0.03)	1.20	191.06
Year Ended July 31, 2005	8.09	0.02		0.83		0.85	(0.02)	—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(h)
Year Ended July 31, 2004	7.79	(0.03)		0.33		0.30	—	—	—	8.09	3.85	237,799	1.10	(0.31)	1.10	60.70

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	Amounts calculated using the daily average shares method.
(h)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$12.24	$0.07	$(4.21)	$(4.14)	$(0.07)	$—	$(0.07)	$8.03	(33.89%)	$3,485	1.26%	1.25%	1.61%	43.96%
Year Ended July 31, 2008	14.58	0.10	(1.55)	(1.45)	(0.10)	(0.79)	(0.89)	12.24	(10.65)	5,401	1.15	0.77	1.50	60.54
Year Ended July 31, 2007	13.32	0.07	1.27	1.34	(0.08)	—	(0.08)	14.58	10.06	6,022	1.31	0.51	1.48	170.64
Year Ended July 31, 2006	13.32	0.04	—	0.04	(0.04)	—	(0.04)	13.32	0.28	5,519	1.38	0.29	1.71	170.39
Year Ended July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(f)
Year Ended July 31, 2004	10.69	0.01	0.96	0.97	(0.01)	—	(0.01)	11.65	9.11	5,539	1.38	0.12	1.88	48.46
CLASS B
Period Ended January 31, 2009 (Unaudited)	$11.41	$0.04	$(3.93)	$(3.89)	$(0.04)	$—	$(0.04)	$7.48	(34.15%)	$463	2.01%	0.51%	2.21%	43.96%
Year Ended July 31, 2008	13.66	0.01	(1.46)	(1.45)	(0.01)	(0.79)	(0.80)	11.41	(11.37)	1,114	1.90	0.08	2.10	60.54
Year Ended July 31, 2007	12.51	(0.04)	1.20	1.16	(0.01)	—	(0.01)	13.66	9.24	3,141	2.06	(0.19)	2.08	170.64
Year Ended July 31, 2006	12.57	(0.07)	0.01	(0.06)	—	—	—	12.51	(0.48)	5,330	2.13	(0.44)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(f)
Year Ended July 31, 2004	10.21	(0.07)	0.92	0.85	—	—	—	11.06	8.33	7,509	2.13	(0.63)	2.13	48.46
CLASS C
Period Ended January 31, 2009 (Unaudited)	$11.40	$0.03	$(3.92)	$(3.89)	$(0.04)	$—	$(0.04)$	$7.47	(34.15%)	$736	2.01%	0.49%	2.21%	43.96%
Year Ended July 31, 2008	13.65	— (g)	(1.45)	(1.45)	(0.01)	(0.79)	(0.80)	11.40	(11.38)	1,336	1.90	0.03	2.10	60.54
Year Ended July 31, 2007	12.50	(0.03)	1.19	1.16	(0.01)	—	(0.01)	13.65	9.25	1,774	2.06	(0.23)	2.08	170.64
Year Ended July 31, 2006	12.56	(0.06)	—	(0.06)	—	—	—	12.50	(0.48)	1,913	2.13	(0.45)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(f)
Year Ended July 31, 2004*	11.17	(0.02)	(0.09)	(0.11)	—	—	—	11.06	(0.98)	10	2.17	(0.78)	2.17	48.46
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$12.34	$0.08	$(4.24)	$(4.16)	$(0.08)	$—	$(0.08)	$8.09	(33.78%)	$67,442	1.01%	1.50%	1.21%	43.96%
Year Ended July 31, 2008	14.70	0.15	(1.58)	(1.43)	(0.14)	(0.79)	(0.93)	12.34	(10.48)	108,492	0.90	1.03	1.10	60.54
Year Ended July 31, 2007	13.42	0.12	1.28	1.40	(0.12)	—	(0.12)	14.70	10.39	144,123	1.06	0.77	1.08	170.64
Year Ended July 31, 2006	13.42	0.07	—	0.07	(0.07)	—	(0.07)	13.42	0.52	152,521	1.13	0.54	1.19	170.39
Year Ended July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(f)
Year Ended July 31, 2004	10.76	0.05	0.96	1.01	(0.04)	—	(0.04)	11.73	9.39	127,883	1.13	0.38	1.13	48.46

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$7.43	$0.06	$(2.58)	$(2.52)	$(0.06)	$—	$(0.06)	$4.85	(33.88%)	$1,384	1.22%	2.02%	1.57%	45.94%
Year Ended July 31, 2008	10.55	0.12	(1.37)	(1.25)	(0.12)	(1.75)	(1.87)	7.43	(14.09)	2,157	1.13	1.28	1.48	92.94
Year Ended July 31, 2007	10.69	0.12	1.15	1.27	(0.12)	(1.29)	(1.41)	10.55	12.10	2,962	1.28	1.05	1.45	183.84
Year Ended July 31, 2006	9.87	0.09	0.83	0.92	(0.10)	—	(0.10)	10.69	9.39	2,991	1.34	0.91	1.67	141.07
Year Ended July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(f)
Year Ended July 31, 2004	7.37	0.06	1.00	1.06	(0.06)	—	(0.06)	8.37	14.52	2,477	1.33	0.63	1.83	73.48
CLASS B
Period Ended January 31, 2009 (Unaudited)	$7.25	$0.04	$(2.52)	$(2.48)	$(0.04)	$—	$(0.04)	$4.73	(34.25%)	$284	1.97%	1.29%	2.17%	45.94%
Year Ended July 31, 2008	10.34	0.05	(1.34)	(1.29)	(0.05)	(1.75)	(1.80)	7.25	(14.66)	528	1.88	0.57	2.08	92.94
Year Ended July 31, 2007	10.51	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.34	11.24	1,102	2.03	0.33	2.05	183.84
Year Ended July 31, 2006	9.70	0.02	0.81	0.83	(0.02)	—	(0.02)	10.51	8.57	1,433	2.09	0.17	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(f)
Year Ended July 31, 2004	7.27	—	0.99	0.99	(0.01)	—	(0.01)	8.25	13.55	1,349	2.08	(0.11)	2.08	73.48
CLASS C
Period Ended January 31, 2009 (Unaudited)	$7.27	$0.04	$(2.52)	$(2.48)	$(0.04)	$—	$(0.04)	$4.75	(34.14%)	$766	1.97%	1.28%	2.17%	45.94%
Year Ended July 31, 2008	10.37	0.05	(1.34)	(1.29)	(0.06)	(1.75)	(1.81)	7.27	(14.69)	1,321	1.88	0.55	2.08	92.94
Year Ended July 31, 2007	10.54	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.37	11.21	1,831	2.03	0.31	2.05	183.84
Year Ended July 31, 2006	9.74	0.02	0.81	0.83	(0.03)	—	(0.03)	10.54	8.57	2,082	2.09	0.16	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(f)
Year Ended July 31, 2004*	8.19	—	0.06	0.06	—	—	—	8.25	0.87	10	2.11	(0.05)	2.11	73.48
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$7.45	$0.07	$(2.59)	$(2.52)	$(0.07)	$—	$(0.07)	$4.86	(33.84%)	$63,790	0.97%	2.28%	1.17%	45.94%
Year Ended July 31, 2008	10.57	0.15	(1.37)	(1.22)	(0.15)	(1.75)	(1.90)	7.45	(13.83)	104,435	0.88	1.54	1.08	92.94
Year Ended July 31, 2007	10.71	0.14	1.15	1.29	(0.14)	(1.29)	(1.43)	10.57	12.33	143,807	1.03	1.30	1.05	183.84
Year Ended July 31, 2006	9.89	0.13	0.82	0.95	(0.13)	—	(0.13)	10.71	9.64	145,676	1.09	1.18	1.15	141.07
Year Ended July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(f)
Year Ended July 31, 2004	7.38	0.08	1.01	1.09	(0.08)	—	(0.08)	8.39	14.76	178,389	1.08	0.89	1.08	73.48

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$10.70	$0.23	$0.11	$0.34	$(0.23)	$—	$(0.23)	$10.81	3.18%	$2,954	1.00%	4.24%	1.30%	27.16%
Year Ended July 31, 2008	10.62	0.48	0.07	0.55	(0.47)	—	(0.47)	10.70	5.21	3,259	0.94	4.42	1.24	65.72
Year Ended July 31, 2007	10.61	0.50	—	0.50	(0.49)	—	(0.49)	10.62	4.75	3,115	0.93	4.67	1.23	66.38
Year Ended July 31, 2006	11.02	0.44	(0.41)	0.03	(0.44)	— (f)	(0.44)	10.61	0.29	3,689	0.96	4.06	1.45	85.53
Year Ended July 31, 2005	11.05	0.40	—	0.40	(0.40)	(0.03)	(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95
Year Ended July 31, 2004	11.28	0.42	(0.03)	0.39	(0.42)	(0.20)	(0.62)	11.05	3.46	5,222	0.98	3.72	1.63	48.55
CLASS B
Period Ended January 31, 2009 (Unaudited)	$10.67	$0.19	$0.11	$0.30	$(0.19)	$—	$(0.19)	$10.78	2.80%	$728	1.75%	3.50%	1.90%	27.16%
Year Ended July 31, 2008	10.60	0.40	0.06	0.46	(0.39)	—	(0.39)	10.67	4.34	881	1.69	3.70	1.84	65.72
Year Ended July 31, 2007	10.59	0.42	—	0.42	(0.41)	—	(0.41)	10.60	3.98	1,634	1.68	3.92	1.84	66.38
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	2,944	1.71	3.32	1.92	85.53
Year Ended July 31, 2005	11.03	0.32	—	0.32	(0.32)	(0.03)	(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95
Year Ended July 31, 2004	11.26	0.33	(0.03)	0.30	(0.33)	(0.20)	(0.53)	11.03	2.70	4,397	1.73	2.97	1.88	48.55
CLASS C
Period Ended January 31, 2009 (Unaudited)	$10.67	$0.19	$0.11	$0.30	$(0.19)	$—	$(0.19)	$10.78	2.80%	$745	1.75%	3.49%	1.90%	27.16%
Year Ended July 31, 2008	10.60	0.40	0.06	0.46	(0.39)	—	(0.39)	10.67	4.34	860	1.69	3.67	1.84	65.72
Year Ended July 31, 2007	10.59	0.42	—	0.42	(0.41)	—	(0.41)	10.60	3.98	964	1.68	3.90	1.83	66.38
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	1,322	1.71	3.34	1.92	85.53
Year Ended July 31, 2005	11.02	0.32	0.01	0.33	(0.32)	(0.03)	(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95
Year Ended July 31, 2004*	11.02	0.08	—	0.08	(0.08)	—	(0.08)	11.02	0.76	10	1.75	2.98	1.90	48.55
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$10.76	$0.24	$0.11	$0.35	$(0.24)	$—	$(0.24)	$10.87	3.29%	$230,923	0.75%	4.45%	0.90%	27.16%
Year Ended July 31, 2008	10.68	0.51	0.07	0.58	(0.50)	—	(0.50)	10.76	5.44	278,815	0.69	4.64	0.84	65.72
Year Ended July 31, 2007	10.67	0.53	—	0.53	(0.52)	—	(0.52)	10.68	4.98	308,116	0.68	4.88	0.83	66.38
Year Ended July 31, 2006	11.09	0.47	(0.42)	0.05	(0.47)	— (f)	(0.47)	10.67	0.45	287,360	0.71	4.30	0.92	85.53
Year Ended July 31, 2005	11.12	0.43	—	0.43	(0.43)	(0.03)	(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95
Year Ended July 31, 2004	11.35	0.45	(0.03)	0.42	(0.45)	(0.20)	(0.65)	11.12	3.73	268,129	0.73	3.97	0.88	48.55

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$9.90	$0.20	$(0.04)	$0.16	$(0.20)	$(0.01)	$(0.21)	$9.85	1.74%	$5,060	0.99%	4.14%	1.29%	9.22%
Year Ended July 31, 2008	10.05	0.41	(0.14)	0.27	(0.41)	(0.01)	(0.42)	9.90	2.77	5,136	0.95	4.14	1.25	30.61
Year Ended July 31, 2007	10.11	0.41	(0.05)	0.36	(0.41)	(0.01)	(0.42)	10.05	3.57	5,513	0.93	4.02	1.23	19.29
Year Ended July 31, 2006	10.52	0.40	(0.28)	0.12	(0.40)	(0.13)	(0.53)	10.11	1.19	6,209	0.98	3.87	1.48	59.63	(f)
Year Ended July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65
Year Ended July 31, 2004	10.75	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.72	4.32	9,928	0.97	4.03	1.62	8.87
CLASS B
Period Ended January 31, 2009 (Unaudited)	$9.90	$0.16	$(0.04)	$0.12	$(0.16)	$(0.01)	$(0.17)	$9.85	1.36%	$574	1.74%	3.40%	1.89%	9.22%
Year Ended July 31, 2008	10.05	0.34	(0.14)	0.20	(0.34)	(0.01)	(0.35)	9.90	2.00	731	1.70	3.39	1.85	30.61
Year Ended July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.80	1,103	1.69	3.23	1.84	19.29
Year Ended July 31, 2006	10.52	0.32	(0.28)	0.04	(0.32)	(0.13)	(0.45)	10.11	0.44	2,375	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65
Year Ended July 31, 2004	10.75	0.35	0.02	0.37	(0.35)	(0.05)	(0.40)	10.72	3.55	4,054	1.72	3.28	1.87	8.87
CLASS C
Period Ended January 31, 2009 (Unaudited)	$9.91	$0.16	$(0.03)	$0.13	$(0.16)	$(0.01)	$(0.17)	$9.87	1.45%	$11	1.74%	3.29%	1.89%	9.22%
Year Ended July 31, 2008	10.05	0.34	(0.13)	0.21	(0.34)	(0.01)	(0.35)	9.91	2.10	11	1.70	3.38	1.85	30.61
Year Ended July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.79	11	1.69	3.27	1.82	19.29
Year Ended July 31, 2006	10.53	0.32	(0.29)	0.03	(0.32)	(0.13)	(0.45)	10.11	0.35	10	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.03)	0.30	(0.33)	(0.16)	(0.49)	10.53	2.83	10	1.74	3.09	1.90	8.65
Year Ended July 31, 2004*	10.72	0.09	—	0.09	(0.09)	—	(0.09)	10.72	0.82	10	1.74	3.22	1.89	8.87
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$9.94	$0.21	$(0.04)	$0.17	$(0.21)	$(0.01)	$(0.22)	$9.89	1.86%	$237,546	0.74%	4.37%	0.89%	9.22%
Year Ended July 31, 2008	10.09	0.44	(0.14)	0.30	(0.44)	(0.01)	(0.45)	9.94	3.02	254,182	0.70	4.36	0.85	30.61
Year Ended July 31, 2007	10.15	0.43	(0.05)	0.38	(0.43)	(0.01)	(0.44)	10.09	3.81	282,671	0.68	4.25	0.83	19.29
Year Ended July 31, 2006	10.57	0.42	(0.29)	0.13	(0.42)	(0.13)	(0.55)	10.15	1.34	287,126	0.73	4.09	0.94	59.63	(f)
Year Ended July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65
Year Ended July 31, 2004	10.79	0.47	0.02	0.49	(0.47)	(0.05)	(0.52)	10.76	4.59	343,890	0.72	4.28	0.87	8.87

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$9.69	$0.18	$0.18	$0.36	$(0.18)	$—		$(0.18)	$9.87	3.79%	$1,026	0.77%	3.73%	1.28%	83.36%
Year Ended July 31, 2008	9.54	0.40	0.15	0.55	(0.40)	—		(0.40)	9.69	5.83	1,022	0.77	4.12	1.23	143.94
Year Ended July 31, 2007	9.53	0.42	0.01	0.43	(0.42)	—		(0.42)	9.54	4.61	984	0.77	4.43	1.22	88.15
Year Ended July 31, 2006	9.66	0.34	(0.13)	0.21	(0.34)	—		(0.34)	9.53	2.21	1,261	0.78	3.49	1.43	74.37
Year Ended July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	—	(f)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32
Year Ended July 31, 2004	9.97	0.25	(0.13)	0.12	(0.25)	(0.04)		(0.29)	9.80	1.11	1,724	0.80	2.48	1.55	49.42
CLASS C
Period Ended January 31, 2009 (Unaudited)	$9.68	$0.15	$0.19	$0.34	$(0.15)	$—		$(0.15)	$9.87	3.50%	$448	1.52%	2.98%	1.88%	83.36%
Year Ended July 31, 2008	9.54	0.33	0.14	0.47	(0.33)	—		(0.33)	9.68	4.93	463	1.52	3.38	1.83	143.94
Year Ended July 31, 2007	9.52	0.35	0.02	0.37	(0.35)	—		(0.35)	9.54	3.94	511	1.52	3.67	1.82	88.15
Year Ended July 31, 2006	9.65	0.27	(0.13)	0.14	(0.27)	—		(0.27)	9.52	1.45	675	1.53	2.80	1.89	74.37
Year Ended July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	—	(f)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32
Year Ended July 31, 2004*	9.84	0.04	(0.04)	—	(0.04)	—		(0.04)	9.80	0.04	10	1.55	1.75	1.82	49.42
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$9.71	$0.19	$0.18	$0.37	$(0.19)	$—		$(0.19)	$9.89	3.91%	$61,025	0.52%	3.97%	0.88%	83.36%
Year Ended July 31, 2008	9.56	0.42	0.15	0.57	(0.42)	—		(0.42)	9.71	6.08	62,209	0.52	4.37	0.83	143.94
Year Ended July 31, 2007	9.55	0.45	0.01	0.46	(0.45)	—		(0.45)	9.56	4.86	62,808	0.52	4.68	0.82	88.15
Year Ended July 31, 2006	9.68	0.36	(0.13)	0.23	(0.36)	—		(0.36)	9.55	2.46	60,257	0.53	3.74	0.89	74.37
Year Ended July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	—	(f)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32
Year Ended July 31, 2004	9.99	0.27	(0.13)	0.14	(0.27)	(0.04)		(0.31)	9.82	1.38	81,346	0.55	2.73	0.81	49.42

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$10.14	$0.14	$0.12	$0.26	$(0.14)	$—	$(0.14)	$10.26	2.59%	$1,362	1.06%	2.77%	1.31%	8.83%
Year Ended July 31, 2008	10.02	0.31	0.12	0.43	(0.31)	—	(0.31)	10.14	4.31	1,956	1.02	3.04	1.27	39.29
Year Ended July 31, 2007	10.05	0.31	(0.03)	0.28	(0.31)	—	(0.31)	10.02	2.84	2,175	0.99	3.10	1.24	68.09
Year Ended July 31, 2006	10.21	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.05	1.22	2,792	1.00	2.78	1.44	112.73	(f)
Year Ended July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31
Year Ended July 31, 2004	10.36	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.30	1.53	4,781	0.97	2.09	1.58	11.30
CLASS C
Period Ended January 31, 2009 (Unaudited)	$10.14	$0.10	$0.12	$0.22	$(0.10)	$—	$(0.10)	$10.26	2.21%	$11	1.81%	2.00%	1.91%	8.83%
Year Ended July 31, 2008	10.02	0.23	0.12	0.35	(0.23)	—	(0.23)	10.14	3.55	11	1.77	2.30	1.87	39.29
Year Ended July 31, 2007	10.06	0.24	(0.04)	0.20	(0.24)	—	(0.24)	10.02	1.97	10	1.74	2.35	1.85	68.09
Year Ended July 31, 2006	10.21	0.20	(0.15)	0.05	(0.20)	—	(0.20)	10.06	0.55	10	1.75	2.03	1.91	112.73	(f)
Year Ended July 31, 2005	10.31	0.16	(0.10)	0.06	(0.16)	—	(0.16)	10.21	0.54	10	1.75	1.52	1.87	28.31
Year Ended July 31, 2004*	10.32	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.31	0.26	10	1.72	1.41	1.83	11.30
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$10.20	$0.15	$0.12	$0.27	$(0.15)	$—	$(0.15)	$10.32	2.70%	$51,401	0.81%	2.97%	0.91%	8.83%
Year Ended July 31, 2008	10.08	0.33	0.12	0.45	(0.33)	—	(0.33)	10.20	4.55	47,552	0.77	3.27	0.87	39.29
Year Ended July 31, 2007	10.11	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.08	3.08	50,835	0.73	3.33	0.83	68.09
Year Ended July 31, 2006	10.27	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.11	1.47	62,816	0.75	3.03	0.91	112.73	(f)
Year Ended July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31
Year Ended July 31, 2004	10.41	0.24	(0.05)	0.19	(0.24)	—	(0.24)	10.36	1.87	67,606	0.72	2.34	0.83	11.30

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2009 (Unaudited)	$10.26	$0.14	$0.12	$0.26	$(0.14)	$—	$(0.14)	$10.38	2.51%	$1,538	0.65%	2.64%	1.16%	61.45%
Year Ended July 31, 2008	10.06	0.39	0.20	0.59	(0.39)	—	(0.39)	10.26	5.89	2,773	0.65	3.75	1.09	62.20
Year Ended July 31, 2007	10.04	0.45	0.02	0.47	(0.45)	—	(0.45)	10.06	4.80	2,265	0.64	4.50	1.07	81.16
Year Ended July 31, 2006	10.04	0.32	—	0.32	(0.32)	—	(0.32)	10.04	3.27	2,355	0.63	3.03	1.36	88.38
Year Ended July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16
Year Ended July 31, 2004	10.24	0.18	(0.14)	0.04	(0.18)	—	(0.18)	10.10	0.36	8,743	0.62	1.74	1.43	111.13
CLASS B
Period Ended January 31, 2009 (Unaudited)	$10.26	$0.10	$0.12	$0.22	$(0.10)	$—	$(0.10)	$10.38	2.13%	$411	1.40%	1.85%	1.76%	61.45%
Year Ended July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	454	1.40	3.08	1.69	62.20
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	825	1.39	3.74	1.68	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,238	1.38	2.44	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16
Year Ended July 31, 2004	10.24	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)	10.10	(0.38)	1,965	1.37	0.99	1.68	111.13
CLASS C
Period Ended January 31, 2009 (Unaudited)	$10.26	$0.10	$0.12	$0.22	$(0.10)	$—	$(0.10)	$10.38	2.13%	$1,002	1.40%	1.83%	1.76%	61.45%
Year Ended July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	928	1.40	3.04	1.69	62.20
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	1,116	1.39	3.75	1.67	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,514	1.38	2.45	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16
Year Ended July 31, 2004*	10.15	0.02	(0.05)	(0.03)	(0.02)	—	(0.02)	10.10	(0.26)	10	1.37	0.85	1.58	111.13
CLASS Y
Period Ended January 31, 2009 (Unaudited)	$10.27	$0.15	$0.12	$0.27	$(0.15)	$—	$(0.15)	$10.39	2.65%	$67,895	0.40%	2.84%	0.76%	61.45%
Year Ended July 31, 2008	10.07	0.41	0.20	0.61	(0.41)	—	(0.41)	10.27	6.15	71,175	0.40	4.03	0.69	62.20
Year Ended July 31, 2007	10.04	0.48	0.03	0.51	(0.48)	—	(0.48)	10.07	5.17	85,818	0.39	4.74	0.67	81.16
Year Ended July 31, 2006	10.05	0.35	(0.01)	0.34	(0.35)	—	(0.35)	10.04	3.42	96,102	0.38	3.43	0.77	88.38
Year Ended July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—	(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16
Year Ended July 31, 2004	10.25	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.11	0.61	215,124	0.37	1.99	0.68	111.13

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Officers

January 31, 2009

(Unaudited)

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who is an “interested person” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 130 Merchant Street, 22nd Floor Honolulu, Hawaii 96813 Age: 43	Trustee	Indefinite; Since 5/04	President, Bank of Hawaii (04/08-Present), Vice Chairman and Chief Banking Officer-Retail Banking (since 2007), Commercial Banking (since 2006) and Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003-2004).	12	Member of the Board of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, Special Olympics of Hawaii, Oceanic Institute, Hawaii Pacific University, Hanahau’oli School, Frederic Duclos Barstow Foundation, Historic Hawaii Foundation, Teach for America-Hawaii, GIFT Foundation, McInerny Foundation, Strong Foundation, East West Center and University of Hawaii Ahahui Koa Anuenue.

*	Mr. Ho is an “interested person” of the Trust, as identified by the 1940 Act, because of his employment with the Bank of Hawaii.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 72	Trustee	Indefinite; Since 10/92	Chairman of the Board of Trustees, The King William Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2001-2005); Corporate Vice President of Waste Management (Houston) (2001-2006).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1992); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, LLC and Heald Education, LLC; Member of the Boards of the following non-profit organizations: Chaminade University of Honolulu, Nature Conservancy of Hawaii, St. Louis School, Blue Planet Foundation, Child and Family Service and East West Center Foundation.

Richard L. Humphreys 970 N Kalaheo Avenue, Suite C110 Kailua, Hawaii 96734 Age: 65	Trustee	Indefinite; Since 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Member of the Boards of: The Castle Group, Inc. and other charitable and civic organizations.

PACIFIC CAPITAL FUNDS

Trustees and Officers, continued

January 31, 2009

(Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Russell K. Okata 1015 Wilder Avenue, #203 Honolulu, Hawaii 96822 Age: 65	Trustee and (Since 3/05) Chairman	Indefinite; Since 10/92	Retired. Formerly Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1981-2007); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (1981-2007).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (since 1993) and Aquila Three Peaks High Income Fund (since 2007) (registered investment companies); former Chairman of the Royal State Group (1988-2007); Trustee of: Blood Bank of Hawaii, Bishop Museum, Judicial Council of Hawaii and State of Hawaii Long Term Care Commission.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 77	Trustee	Indefinite; Since 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1992); Trustee of the Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 711 Kapiolani Boulevard, Suite 1250 Honolulu, Hawaii 96813 Age: 77	Trustee	Indefinite; Since 10/92	Trustee, Office of Hawaiian Affairs (since 1999); Member of the Advisory Board of Hawaiian Telecom (2004-2008).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1992); Director of Grace Pacific Corp. (since 1995); Director of Alu Like Enterprises, LLC; Board member of various housing and real estate organizations.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

PACIFIC CAPITAL FUNDS

Trustees and Officers, concluded

January 31, 2009

(Unaudited)

Officers.    The table below sets forth certain information about each of the Trust’s officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Robert I. Crowell 130 Merchant Street 12th Floor Honolulu, Hawaii 96813 Age: 61	President	Indefinite; Since 7/06	Executive Vice President, Bank of Hawaii (since 2002).

Frederick J. Schmidt 1 Rexcorp Plaza Uniondale, NY 11556 Age: 49	Chief Compliance Officer	Indefinite; Since 3/08	Senior Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Ohio, Inc. (since 2004), President, FJS Associates (2002-2004).

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 40	Treasurer	Indefinite; Since 9/05	Senior Vice President, Fund Administration of Citi Fund Services (since 1993).

Jennifer A. English 100 Summer Street, Suite 1500 Boston, Massachusetts 02110 Age: 37	Secretary	Indefinite; Since 12/07	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2005), Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

PACIFIC CAPITAL FUNDS

Board Determinations

(Unaudited)

In September 2008, the Board of Trustees of Pacific Capital Funds (the “Trust”) approved one-year renewals of the Trust’s Advisory Agreement with the Asset Management Group of Bank of Hawaii (the “Adviser”) as well as Sub-Advisory Agreements (each a “Sub-Advisory Agreement”) among the Trust, the Adviser and all of the Trust’s Sub-Advisers (each a “Sub-Adviser”). The Sub-Advisers of the Trust are First State Investments International Limited (“First State”), Hansberger Global Investors, Inc. (“Hansberger”), Wellington Management Company, LLP (“Wellington”), Nicholas-Applegate Capital Management (“NACM”), Mellon Capital Management Corporation (“Mellon Capital”) and Chicago Equity Partners, LLC (“CEP”). The renewals were approved following the recommendation of the Trust’s Independent Trustees. The information, material facts and conclusions that formed the basis for the Independent Trustees’ recommendations and the Board’s subsequent approvals are described below.

During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Adviser and each of the Sub-Advisers. In determining whether to renew the Advisory Agreement and Sub-Advisory Agreements, the Independent Trustees also evaluated information provided by the Adviser and the Sub-Advisers in accordance with section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board considered among other things various data and information regarding (i) the nature, extent and quality of services to be provided to the Funds and their shareholders by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from their relationships with the relevant Funds; (iv) the extent to which economies of scale would be realized by the Adviser and Sub-Advisers as the Funds’ assets grow; and (v) whether fee levels reflect any such economies of scale for the benefit of the Funds’ shareholders.

The Independent Trustees received assistance and advice regarding legal and industry standards from their independent counsel. They discussed the renewals with management representatives and in private sessions with independent legal counsel at which no representatives of management were present. In deciding to recommend renewal of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees and the Board did not identify any single or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Independent Trustees and the Board.

Based on their reviews, including consideration of each of the factors referred to above, the Trustees (including all of the Independent Trustees) determined in each case, in the exercise of their business judgment, that the relevant advisory and sub-advisory fees of the Funds were fair, and that renewing the Advisory Agreement and Sub-Advisory Agreements was in the best interest of the Funds’ shareholders.

Advisory Agreement with the Asset Management Group of Bank of Hawaii

The Adviser provides investment management services to the Trust’s fixed income Funds and oversight and monitoring services to the Trust’s equity Funds (which are managed by the Sub-Advisers).

In considering renewal of the Advisory Agreement, the Board examined among other things the ability of the Adviser and the investment professionals it employs to continue to provide high quality investment management and oversight services to the Funds; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; and the Adviser’s business reputation, financial condition and operational stability.

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

In evaluating the quality of the services provided by the Adviser to the Funds, the Board also reviewed the investment performance of each Fund over the one-year, three-year, five-year, and ten-year periods (or since inception periods, as applicable) ended July 31, 2008 (the “Performance Periods”), and compared this information with the total returns of the Fund’s applicable benchmark index and a peer group of comparable funds selected by Lipper Inc.

In evaluating the performance of the fixed income Funds (which are managed directly by the Adviser), the Board noted that, in most cases, most of the fixed income Funds had performed well compared to their respective benchmarks and peer groups for the Performance Periods. In evaluating the overall performance of the Small Cap Fund (which has multiple Sub-Advisers), the Board noted that the Fund’s performance was in the top quartile of its Lipper peer group for the five-year and since-inception Performance Periods, although for the one-year and three-year Performance Periods the Fund had performed below the average of its Lipper peer group and its benchmark. The performance of the other equity Funds is discussed below under “Sub-Advisory Agreements.”

The Board also reviewed the advisory fees paid to the Adviser for all Funds, the total advisory and sub-advisory fees for the equity Funds, and the total expenses of each Fund (each as a percentage of the Fund’s average net assets) for the twelve months ended July 31, 2008, and compared those amounts to the median fees and expenses of the Funds’ respective Lipper peer groups for that period. The Board noted that the advisory fees paid to the Adviser for most of the Funds were relatively close to, or less than, the median fees for their respective peer groups; that the total advisory and sub-advisory fees for the equity Funds were generally close to the median total advisory fees for their respective peer groups after fee waivers by the Adviser; and that the total fees and expenses of the Funds (except for the Small Cap Fund) were relatively close to the median for their respective peer groups. In that connection, the Board considered that the Small Cap Fund has a large retail shareholder base, and also has relatively high custodian and transfer agent expenses as a result of its “multi-manager” structure and the resulting large number of portfolio positions held by the Fund.

In addition, the Board reviewed information regarding the advisory fees paid by other institutional clients of the Adviser’s affiliate Bank of Hawaii, the Adviser’s estimated costs of providing services to the Funds, and its estimated profits as a result of its advisory services to the Funds. They considered information regarding the manner in which the Adviser’s portfolio management personnel are compensated. The Board noted that although the Adviser’s fee schedules do not have break points and thus would not reflect economies of scale, if any, all Funds (except the New Asia Fund) were subject to voluntary fee waivers by the Adviser, and the Funds managed directly by the Adviser had not experienced substantial growth over the past two years. The Board noted that the Adviser and its affiliates also received other benefits from managing the Funds, including fees to Bank of Hawaii for administration services provided to the Funds, the benefits of research provided by broker-dealers in exchange for portfolio transactions executed on behalf of the Funds, and the benefit to Bank of Hawaii as a result of its ability to offer shares of the Funds as investments for the portfolios of customers of its Trust Department. The Board concluded that under all the circumstances the Adviser’s estimated profitability as a result of its advisory services to the Funds was reasonable.

Sub-Advisory Agreements

In considering renewal of each Sub-Advisory Agreement, the Board examined among other things the ability of the Sub-Adviser and the investment professionals it employs to continue to provide high quality investment management and oversight services to its respective Fund; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Sub-Adviser’s senior management and staff; the quality of the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; and the Sub-Adviser’s business reputation, financial condition and operational stability. The Board also noted that none of the Sub-Advisers receive significant ancillary benefits as a result of

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

providing services to the Fund it serves other than the benefit of research received from brokers executing transactions on behalf of the Fund and the Sub-Adviser’s ability to refer to its sub-advisory relationship with the Fund.

First State Investments International Limited

First State is the sub-adviser to the New Asia Growth Fund. In evaluating First State’s performance, the Board noted that although the Fund’s total return for the one-year Performance Period was slightly negative, the Fund performed well above the average of its Lipper peer group for the one-year, three-year, five-year and ten-year Performance Periods. The Board considered that although First State’s fee schedule for the Fund does not include breakpoints, the Fund is receiving favorable sub-advisory fees compared to the advisory fees paid by First State’s other institutional clients, and that its estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Hansberger Global Investors, Inc.

Hansberger has been the sub-adviser to the International Stock Fund since June 2004. In evaluating Hansberger’s performance, the Board noted that although the Fund’s total return for the one-year Performance Period was negative, the Fund was at or near the top quartile of its Lipper peer group for the one-year, three-year and five-year Performance Periods. The Board further noted that the Fund’s sub-advisory fee schedule includes a breakpoint, that the Fund is receiving favorable sub-advisory fees compared to the advisory fees paid by Hansberger’s other institutional clients, and that its estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Nicholas-Applegate Capital Management

NACM is the Sub-Adviser for the “systematic small cap” portion of the Small Cap Fund. In evaluating NACM’s performance, the Board noted that although the portion of the Fund served by NACM had performed below its benchmark index for the one-year Performance Period, that portion of the Fund had outperformed its benchmark for the three-year Period. The Board also observed that NACM has generally delivered strong levels of investment performance to the Fund. The Board considered that although NACM’s fee schedule for the Fund does not include breakpoints, the Small Cap Fund is receiving comparatively favorable sub-advisory fees compared to the advisory fees paid by NACM’s other institutional clients. They also considered that NACM’s estimated profits as a result of its sub-advisory services to the Fund are reasonable.

Wellington Management Company, LLP

Wellington is the Sub-Adviser for the “small cap growth” portion of the Small Cap Fund. The Board noted that Wellington had taken over that portion of the Fund in July 2006. In evaluating Wellington’s performance, the Board noted that the portion of the Fund served by Wellington had underperformed its benchmark index for the one-year and since-inception Performance Periods, although the Fund had outperformed its benchmark for the shorter term. The Board noted that although the sub-advisory fees paid to Wellington by two other similar mutual funds are lower than the fee paid by the Fund, the assets levels of the other funds far exceed those of the Fund. They also noted that Wellington’s fee schedule for the Fund compares favorably with its fees to other institutional accounts and includes breakpoints and, as a result, fees paid by the Fund would appropriately reflect economies of scale, if any, attained by Wellington as Fund assets under its management increase. Although Wellington does not maintain financial records in a manner that isolates the profitability of its services to individual clients, the Board also received and considered information regarding Wellington’s revenues from services to the Fund and Wellington’s overall profitability.

PACIFIC CAPITAL FUNDS

Board Determinations, continued

(Unaudited)

Mellon Capital Management

Mellon Capital is the Sub-Adviser for the “small cap value” portion of the Small Cap Fund. In evaluating Mellon Capital’s performance, the Board noted that the portion of the Fund served by Mellon Capital had outperformed its benchmark index for the five-year Performance Period, although that portion of the Fund had underperformed its benchmark index for the one-year and three-year Performance Periods. The Board observed that Mellon Capital’s fee schedule for the Fund includes breakpoints and compares favorably to those of the other Fund Sub-Advisers, although it is higher than Mellon Capital’s fees to other larger institutional accounts. The Board noted that Mellon Capital does not maintain financial records in a manner that isolates the profitability of its services to individual clients.

Chicago Equity Partners, LLC

CEP is the Sub-Adviser for the Mid Cap Fund, and since June 2007, has also been the Sub-Adviser for the Growth Stock Fund, the Growth and Income Fund and the Value Fund. In evaluating CEP’s performance, the Board noted that the Mid Cap Fund had slightly underperformed its Lipper peer group and benchmark index for the one-year, three-year and since-inception Performance Periods. The Board also noted that although the total returns for the other equity Funds for the one-year Performance Period were negative, those Funds had performed well compared to their respective Lipper peer groups and benchmarks. The Board observed that CEP had a history of superior returns over the longer term and determined to work with the Sub-Adviser to closely monitor the performance of the Mid Cap Fund during the forthcoming year. The Board considered that the equity Funds are receiving favorable sub-advisory fees compared to the advisory fees paid by CEP’s other institutional clients and CEP’s fee schedule includes breakpoints, and that CEP’s estimated profits as a result of its sub-advisory services to the Funds were reasonable.

PACIFIC CAPITAL FUNDS

Additional Information

January 31, 2009

(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period** 8/1/08 - 1/31/09
New Asia Growth Fund	Class A	$1,000.00	$646.10	$7.63	1.84%
	Class B	1,000.00	643.90	10.73	2.59%
	Class C	1,000.00	644.10	10.73	2.59%
	Class Y	1,000.00	646.90	6.60	1.59%

International Stock Fund	Class A	1,000.00	543.00	6.69	1.72%
	Class B	1,000.00	540.90	9.59	2.47%
	Class C	1,000.00	541.00	9.59	2.47%
	Class Y	1,000.00	544.00	5.72	1.47%

Small Cap Fund	Class A	1,000.00	602.10	7.31	1.81%
	Class B	1,000.00	603.40	7.32	1.81%
	Class C	1,000.00	600.10	10.32	2.56%
	Class Y	1,000.00	603.30	6.30	1.56%

Mid-Cap Fund	Class A	1,000.00	596.40	5.27	1.31%
	Class C	1,000.00	593.20	8.27	2.06%
	Class Y	1,000.00	597.00	4.27	1.06%

Growth Stock Fund.	Class A	1,000.00	696.10	5.43	1.27%
	Class B	1,000.00	693.70	8.62	2.02%
	Class C	1,000.00	694.60	8.63	2.02%
	Class Y	1,000.00	697.60	4.36	1.02%

Growth and Income Fund	Class A	1,000.00	661.10	5.28	1.26%
	Class B	1,000.00	658.50	8.40	2.01%
	Class C	1,000.00	658.50	8.40	2.01%
	Class Y	1,000.00	662.20	4.23	1.01%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2009

(Unaudited)

		Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period** 8/1/08 - 1/31/09
Value Fund	Class A	$1,000.00	$661.20	$5.11	1.22%
	Class B	1,000.00	657.50	8.23	1.97%
	Class C	1,000.00	658.60	8.24	1.97%
	Class Y	1,000.00	661.60	4.06	0.97%

High Grade Core Fixed Income Fund	Class A	1,000.00	1,031.80	5.12	1.00%
	Class B	1,000.00	1,028.00	8.95	1.75%
	Class C	1,000.00	1,028.00	8.95	1.75%
	Class Y	1,000.00	1,032.90	3.84	0.75%

Tax-Free Securities Fund	Class A	1,000.00	1,017.40	5.03	0.99%
	Class B	1,000.00	1,013.60	8.83	1.74%
	Class C	1,000.00	1,014.50	8.84	1.74%
	Class Y	1,000.00	1,018.60	3.77	0.74%

High Grade Short Intermediate Fixed Income Fund.	Class A	1,000.00	1,037.90	3.96	0.77%
	Class C	1,000.00	1,035.00	7.80	1.52%
	Class Y	1,000.00	1,039.10	2.67	0.52%

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,025.90	5.41	1.06%
	Class C	1,000.00	1,022.10	9.23	1.81%
	Class Y	1,000.00	1,027.00	4.14	0.81%

U.S. Government Short Fixed Income Fund.	Class A	1,000.00	1,025.10	3.32	0.65%
	Class B	1,000.00	1,021.30	7.13	1.40%
	Class C	1,000.00	1,021.30	7.13	1.40%
	Class Y	1,000.00	1,026.50	2.04	0.40%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

PACIFIC CAPITAL FUNDS

Additional Information

January 31, 2009

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Pacific Capital Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period** 8/1/08 - 1/31/09
New Asia Growth Fund	Class A	$1,000.00	$1,015.93	$9.35	1.84%
	Class B	1,000.00	1,012.15	13.14	2.59%
	Class C	1,000.00	1,012.15	13.14	2.59%
	Class Y	1,000.00	1,017.19	8.08	1.59%

International Stock Fund	Class A	1,000.00	1,016.53	8.74	1.72%
	Class B	1,000.00	1,012.75	12.53	2.47%
	Class C	1,000.00	1,012.75	12.53	2.47%
	Class Y	1,000.00	1,017.80	7.48	1.47%

Small Cap Fund	Class A	1,000.00	1,016.08	9.20	1.81%
	Class B	1,000.00	1,016.08	9.20	1.81%
	Class C	1,000.00	1,012.30	12.98	2.56%
	Class Y	1,000.00	1,017.34	7.93	1.56%

Mid-Cap Fund	Class A	1,000.00	1,018.60	6.67	1.31%
	Class C	1,000.00	1,014.82	10.46	2.06%
	Class Y	1,000.00	1,019.86	5.40	1.06%

Growth Stock Fund	Class A	1,000.00	1,018.80	6.46	1.27%
	Class B	1,000.00	1,015.02	10.26	2.02%
	Class C	1,000.00	1,015.02	10.26	2.02%
	Class Y	1,000.00	1,020.06	5.19	1.02%

Growth and Income Fund	Class A	1,000.00	1,018.85	6.41	1.26%
	Class B	1,000.00	1,015.07	10.21	2.01%
	Class C	1,000.00	1,015.07	10.21	2.01%
	Class Y	1,000.00	1,020.11	5.14	1.01%

Value Fund	Class A	1,000.00	1,019.06	6.21	1.22%
	Class B	1,000.00	1,015.27	10.01	1.97%
	Class C	1,000.00	1,015.27	10.01	1.97%
	Class Y	1,000.00	1,020.32	4.94	0.97%

High Grade Core Fixed Income Fund	Class A	1,000.00	1,020.16	5.09	1.00%
	Class B	1,000.00	1,016.38	8.89	1.75%
	Class C	1,000.00	1,016.38	8.89	1.75%
	Class Y	1,000.00	1,021.42	3.82	0.75%

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2009

(Unaudited)

		Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 - 1/31/09	Expense Ratio During Period** 8/1/08 - 1/31/09

Tax-Free Securities Fund	Class A	$1,000.00	$1,020.21	$5.04	0.99%
	Class B	1,000.00	1,016.43	8.84	1.74%
	Class C	1,000.00	1,016.43	8.84	1.74%
	Class Y	1,000.00	1,021.48	3.77	0.74%

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,021.32	3.92	0.77%
	Class C	1,000.00	1,017.54	7.73	1.52%
	Class Y	1,000.00	1,022.58	2.65	0.52%

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,019.86	5.40	1.06%
	Class C	1,000.00	1,016.08	9.20	1.81%
	Class Y	1,000.00	1,021.12	4.13	0.81%

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,021.93	3.31	0.65%
	Class B	1,000.00	1,018.15	7.12	1.40%
	Class C	1,000.00	1,018.15	7.12	1.40%
	Class Y	1,000.00	1,023.19	2.04	0.40%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-258-9232. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

INVESTMENT ADVISER
Asset Management Group of Bank of Hawaii
130 Merchant Street, Suite 370
Honolulu, HI 96813

SUB-ADVISERS
First State Investments International Limited
23 St. Andrew Square
Edinburgh
EH2 1BB

Hansberger Global Investors, Inc.
515 East Las Olas Blvd.
Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92102

Mellon Capital Management Corporation
500 Grant Street, Suite 4200
Pittsburgh, PA 15258

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Chicago Equity Partners, LLC
180 North LaSalle Street, Suite 3800
Chicago, IL 60601

DISTRIBUTOR
Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Boulevard, Suite 500
Columbus, OH 43215

ADMINISTRATOR
Bank of Hawaii
130 Merchant Street
Honolulu, HI 96813

SUB-ADMINISTRATOR AND TRANSFER AGENT
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital Funds web site at www.pacificcapitalfunds.com.

PACIFIC CAPITAL
FUNDS

For more information, call
800.258.9232
or visit our website at:
www.pacificcapitalfunds.com

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds' investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain more information, please call 1-800-258-9232. Please read the prospectus carefully before investing.

Foreside Distribution Services, L.P., Distributor.

Pacific Capital Funds

MUTUAL FUNDS: ARE NOT FDIC INSURED ◆ HAVE NO BANK GUARANTEE ◆ MAY LOSE VALUE

PCR-0009 (3/09)

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date	3/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date	3/26/09

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	3/26/09

*	Print the name and title of each signing officer under his or her signature.